UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – April 30, 2014

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2014

Vanguard LifeStrategy® Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	7
LifeStrategy Conservative Growth Fund.	16
LifeStrategy Moderate Growth Fund.	25
LifeStrategy Growth Fund.	34
About Your Fund’s Expenses.	43
Glossary.	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard LifeStrategy Income Fund	2.77%
Income Composite Index	2.87
Income Composite Average	2.81
Income Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
IN
Vanguard LifeStrategy Conservative Growth Fund	3.71%
Conservative Growth Composite Index	3.80
Conservative Growth Composite Average	3.42
Conservative Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
IN
Vanguard LifeStrategy Moderate Growth Fund	4.66%
Moderate Growth Composite Index	4.72
Moderate Growth Composite Average	4.01
Moderate Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
IN
Vanguard LifeStrategy Growth Fund	5.59%
Growth Composite Index	5.62
Growth Composite Average	4.58
Growth Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.
IN
For a benchmark description, see the Glossary.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended April 30, 2014, the U.S. stock market outpaced international equity markets, where investors seemed unsettled by slower growth in China and the conflict in Ukraine. Bonds, meanwhile, regained some of their appeal after slumping notably in calendar 2013.

Returns for the four Vanguard LifeStrategy Funds ranged from 2.77% for the Income Fund to 5.59% for the Growth Fund. The Conservative Growth and Moderate Growth Funds returned 3.71% and 4.66%, respectively.

The funds’ returns were on par with the results of their benchmark indexes. Three of the four led the average returns for their peer groups; the Income Fund lagged slightly.

Recent progress was sporadic, but stocks continued their climb
For the half year ended April 30, U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks,  for example, turned in a rocky performance amid concern about pricey valuations.

International stocks, in aggregate, returned nearly 3%, with the developed markets of Europe faring the best. The developed markets of the Pacific region and emerging markets, where China’s weakness was felt most, posted declines.

2

Global economic and political shifts, of course, are as inevitable as they are unpredictable. Broad diversification remains the best way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues and that’s always, I think, a valuable starting point for investors.”

Despite low yields, the bond market experienced a surprising rally

Bonds continued to emerge from the struggles that marked much of 2013, when the market was roiled by worries about the prospect of the Federal Reserve’s reducing its stimulative bond-buying program. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74%. The yield of the 10-year Treasury note ended the six months at 2.69%, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 4.08% for the six months. Money market funds and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

3

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

The funds tilted toward stocks produced the strongest results

Vanguard’s four LifeStrategy Funds give investors access to broadly diversified portfolios with varying levels of exposure to stocks and bonds. Each portfolio is a “fund of funds” with a fixed allocation to four underlying domestic and international index funds. These funds are designed to help investors manage risk as they seek to increase or preserve their wealth.

The LifeStrategy Funds’ results reflected the performance of their underlying funds. Among these, the two stock funds—Vanguard Total Stock Market Index Fund (+7.77%) and Vanguard Total International Stock Index Fund (+3.49%)—posted the strongest six-month returns. (All returns for underlying funds are based on Investor Shares.)

As a result, the two LifeStrategy Funds that allocate more than half their assets to stocks performed best. The Growth Fund, which has an allocation of about 80% stocks and 20% bonds, outshone the other three funds for the period. The Moderate Growth Fund, which allocates about 60% to stocks, took second place.

The LifeStrategy Funds’ fixed income holdings had muted returns. Vanguard Total International Bond Index Fund, a relatively new element in the LifeStrategy series, did best with a 2.14% return for

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.14%	0.99%
LifeStrategy Conservative Growth Fund	0.15	1.06
LifeStrategy Moderate Growth Fund	0.16	1.14
LifeStrategy Growth Fund	0.17	1.21

The fund expense figures shown—drawn from the prospectus dated February 27, 2014—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.15% for the LifeStrategy Income Fund, 0.16% for the LifeStrategy Conservative Growth Fund, 0.17% for the LifeStrategy Moderate Growth Fund, and 0.18% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, and international funds. Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

4

the period. International bonds benefited from efforts by central banks in Europe and Japan to push down interest rates, thus boosting bond prices. Vanguard Total Bond Market II Index Fund returned 1.75%, as demand for U.S. bonds picked up a bit at the end of 2013 and in early 2014.

Balancing investors’ ‘home bias’ and the benefit of diversification

One key benefit of the LifeStrategy Funds is that they help investors to overcome “home bias.” Many investors have a natural tendency to focus on companies close to home, but this bias can lead to missed opportunities to diversify a portfolio internationally.

Stocks of companies based outside the United States account for about half of the global equity market. Vanguard’s analysis of more than four decades’ worth of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This effect has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that can vary from those of U.S. stocks—which helps to reduce overall volatility risk. Of course, the impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

Deciding how much to allocate to international stocks depends on your view regarding the short-term and long-term trade-offs. These include potential exposure to currency fluctuations and generally higher transaction and investment costs. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

A benefit of the Vanguard LifeStrategy Funds and certain other “all-in-one” funds is that they already include a mix of U.S. and international stocks and bonds. Because these funds rebalance automatically, they allow investors to take advantage of this time-tested risk-management strategy while avoiding the emotional obstacles that can prevent us from rebalancing.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 12, 2014

5

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.47	$14.63	$0.153	$0.083
Vanguard LifeStrategy Conservative Growth
Fund	$18.04	$18.41	$0.199	$0.094
Vanguard LifeStrategy Moderate Growth Fund	$22.90	$23.66	$0.234	$0.065
Vanguard LifeStrategy Growth Fund	$27.07	$28.24	$0.280	$0.054

6

LifeStrategy Income Fund

Fund Profile
As of April 30, 2014

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.13%
Acquired Fund Fees and Expenses[1]	0.14%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	63.9%
Vanguard Total International Bond Index
Fund Investor Shares	15.9
Vanguard Total Stock Market Index Fund
Investor Shares	14.1
Vanguard Total International Stock Index
Fund Investor Shares	6.1

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.98	0.17
Beta	1.02	0.48

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.15%.

7

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

LifeStrategy Income Fund

Income Composite Index

For a benchmark description, see the Glossary.

Note: For 2014, performance data reflect the six months ended April 30, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	3.72%	7.88%	3.25%	1.38%	4.63%

See Financial Highlights for dividend and capital gains information.

8

LifeStrategy Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (14.1%)
Vanguard Total Stock Market Index Fund Investor Shares	8,568,796	406,503

International Stock Fund (6.1%)
Vanguard Total International Stock Index Fund Investor Shares	10,298,101	174,862

U.S. Bond Fund (63.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	172,704,929	1,847,943

International Bond Fund (15.9%)
Vanguard Total International Bond Index Fund Investor Shares	45,366,405	460,015
Total Investment Companies (Cost $2,666,900)		2,889,323
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $606)	605,865	606
Total Investments (100.0%) (Cost $2,667,506)		2,889,929
Other Assets and Liabilities (0.0%)
Other Assets		9,811
Liabilities		(9,517)
		294
Net Assets (100%)
Applicable to 197,493,934 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,890,223
Net Asset Value Per Share		$14.63

9

LifeStrategy Income Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,652,081
Undistributed Net Investment Income	5,195
Accumulated Net Realized Gains	10,524
Unrealized Appreciation (Depreciation)	222,423
Net Assets	2,890,223

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Income Distributions Received	30,390
Net Investment Income—Note B	30,390
Realized Net Gain (Loss)
Capital Gain Distributions Received	878
Investment Securities Sold	10,285
Realized Net Gain (Loss)	11,163
Change in Unrealized Appreciation (Depreciation) of Investment Securities	37,824
Net Increase (Decrease) in Net Assets Resulting from Operations	79,377

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,390	57,320
Realized Net Gain (Loss)	11,163	27,556
Change in Unrealized Appreciation (Depreciation)	37,824	20,958
Net Increase (Decrease) in Net Assets Resulting from Operations	79,377	105,834
Distributions
Net Investment Income	(30,322)	(56,814)
Realized Capital Gain[1]	(16,656)	(96,843)
Total Distributions	(46,978)	(153,657)
Capital Share Transactions
Issued	402,835	794,899
Issued in Lieu of Cash Distributions	43,844	145,921
Redeemed	(492,833)	(739,101)
Net Increase (Decrease) from Capital Share Transactions	(46,154)	201,719
Total Increase (Decrease)	(13,755)	153,896
Net Assets
Beginning of Period	2,903,978	2,750,082
End of Period[2]	2,890,223	2,903,978

1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $2,809,000 and $11,681,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $5,195,000 and $5,127,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

LifeStrategy Income Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$14.47	$14.73	$14.28	$14.15	$13.20	$12.13
Investment Operations
Net Investment Income	.153	.294	.353	.357	.388	.440
Capital Gain Distributions Received	.004	.064	.116	.059	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.239	.189	.429	.109	.954	1.081
Total from Investment Operations	.396	.547	.898	.525	1.342	1.521
Distributions
Dividends from Net Investment Income	(.153)	(.293)	(.354)	(.361)	(.392)	(.451)
Distributions from Realized Capital Gains	(.083)	(.514)	(.094)	(.034)	—	—
Total Distributions	(.236)	(.807)	(.448)	(.395)	(.392)	(.451)
Net Asset Value, End of Period	$14.63	$14.47	$14.73	$14.28	$14.15	$13.20

Total Return[1]	2.77%	3.88%	6.41%	3.77%	10.32%	12.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,890	$2,904	$2,750	$2,402	$2,251	$1,784
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.14%	0.14%	0.18%	0.18%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.13%	2.04%	2.45%	2.52%	2.89%	3.55%
Portfolio Turnover Rate	12%	25%	8%[2]	43%[3]	9%	27%[4]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (See Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

14

LifeStrategy Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2014, the cost of investment securities for tax purposes was $2,667,506,000. Net unrealized appreciation of investment securities for tax purposes was $222,423,000, consisting of unrealized gains of $224,806,000 on securities that had risen in value since their purchase and $2,383,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $177,291,000 of investment securities and sold $240,460,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
	Shares	Shares
	(000)	(000)
Issued	27,851	55,302
Issued in Lieu of Cash Distributions	3,053	10,271
Redeemed	(34,118)	(51,550)
Net Increase (Decrease) in Shares Outstanding	(3,214)	14,023

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

15

LifeStrategy Conservative Growth Fund

Fund Profile
As of April 30, 2014

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.12%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds

Vanguard Total Bond Market II Index Fund
Investor Shares	47.9%
Vanguard Total Stock Market Index Fund
Investor Shares	28.1
Vanguard Total International Stock Index
Fund Investor Shares	12.1
Vanguard Total International Bond Index
Fund Investor Shares	11.9

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.99	0.87
Beta	1.02	0.41

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 27, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.16%.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

For a benchmark description, see the Glossary.

Note: For 2014, performance data reflect the six months ended April 30, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	7.53%	11.02%	2.93%	2.43%	5.36%

See Financial Highlights for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (28.1%)
Vanguard Total Stock Market Index Fund Investor Shares	40,196,085	1,906,902

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	48,309,345	820,293

U.S. Bond Fund (48.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	304,223,643	3,255,193

International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	79,872,322	809,905
Total Investment Companies (Cost $5,513,298)		6,792,293
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $1,953)	1,952,708	1,953
Total Investments (100.1%) (Cost $5,515,251)		6,794,246
Other Assets and Liabilities (-0.1%)
Other Assets		14,858
Liabilities		(19,097)
		(4,239)
Net Assets (100%)
Applicable to 368,760,889 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,790,007
Net Asset Value Per Share		$18.41

18

LifeStrategy Conservative Growth Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	5,305,953
Undistributed Net Investment Income	9,269
Accumulated Net Realized Gains	195,790
Unrealized Appreciation (Depreciation)	1,278,995
Net Assets	6,790,007

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

19

LifeStrategy Conservative Growth Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Income Distributions Received	82,988
Net Investment Income—Note B	82,988
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,984
Investment Securities Sold	195,324
Realized Net Gain (Loss)	197,308
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(23,469)
Net Increase (Decrease) in Net Assets Resulting from Operations	256,827

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,988	168,167
Realized Net Gain (Loss)	197,308	62,946
Change in Unrealized Appreciation (Depreciation)	(23,469)	468,118
Net Increase (Decrease) in Net Assets Resulting from Operations	256,827	699,231
Distributions
Net Investment Income	(85,288)	(165,826)
Realized Capital Gain[1]	(45,631)	(144,759)
Total Distributions	(130,919)	(310,585)
Capital Share Transactions
Issued	932,349	1,785,061
Issued in Lieu of Cash Distributions	126,821	302,416
Redeemed	(3,038,769)	(1,191,180)
Net Increase (Decrease) from Capital Share Transactions	(1,979,599)	896,297
Total Increase (Decrease)	(1,853,691)	1,284,943
Net Assets
Beginning of Period	8,643,698	7,358,755
End of Period[2]	6,790,007	8,643,698

1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $17,476,000 and $13,355,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $9,269,000 and $11,569,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$18.04	$17.21	$16.40	$16.20	$14.81	$13.46
Investment Operations
Net Investment Income	.200	.369	.421	.374	.406	.439
Capital Gain Distributions Received	.005	.055	.101	.049	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.458	1.109	.750	.179	1.392	1.359
Total from Investment Operations	.663	1.533	1.272	.602	1.798	1.798
Distributions
Dividends from Net Investment Income	(.199)	(.367)	(.420)	(.378)	(.408)	(.448)
Distributions from Realized Capital Gains	(.094)	(.336)	(.042)	(.024)	—	—
Total Distributions	(.293)	(.703)	(.462)	(.402)	(.408)	(.448)
Net Asset Value, End of Period	$18.41	$18.04	$17.21	$16.40	$16.20	$14.81

Total Return[1]	3.71%	9.18%	7.88%	3.74%	12.30%	13.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,790	$8,644	$7,359	$6,553	$6,316	$5,487
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.16%	0.15%	0.15%	0.19%	0.19%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.12%	2.51%	2.27%	2.63%	3.23%
Portfolio Turnover Rate	15%	19%	15%[2]	46%[3]	15%	29%[4]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

3 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.

4 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (See Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread. The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended. 5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

23

LifeStrategy Conservative Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2014, the cost of investment securities for tax purposes was $5,515,251,000. Net unrealized appreciation of investment securities for tax purposes was $1,278,995,000, consisting of unrealized gains of $1,281,452,000 on securities that had risen in value since their purchase and $2,457,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $571,993,000 of investment securities and sold $2,595,251,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
	Shares	Shares
	(000)	(000)
Issued	51,400	102,130
Issued in Lieu of Cash Distributions	7,020	17,697
Redeemed	(168,839)	(68,210)
Net Increase (Decrease) in Shares Outstanding	(110,419)	51,617

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

24

LifeStrategy Moderate Growth Fund

Fund Profile
As of April 30, 2014

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.11%
Acquired Fund Fees and Expenses[1]	0.16%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	42.0%
Vanguard Total Bond Market II Index Fund
Investor Shares	32.0
Vanguard Total International Stock Index
Fund Investor Shares	18.1
Vanguard Total International Bond Index
Fund Investor Shares	7.9

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.94
Beta	1.02	0.61

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.17%.

25

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

LifeStrategy Moderate Growth Fund

Moderate Growth Composite Index

For a benchmark description, see the Glossary.

Note: For 2014, performance data reflect the six months ended April 30, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	11.44%	14.06%	2.65%	3.51%	6.16%

See Financial Highlights for dividend and capital gains information.

26

LifeStrategy Moderate Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (41.9%)
Vanguard Total Stock Market Index Fund Investor Shares	98,661,503	4,680,502

International Stock Fund (18.1%)
Vanguard Total International Stock Index Fund Investor Shares	118,725,336	2,015,956

U.S. Bond Fund (32.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	333,998,459	3,573,784

International Bond Fund (8.0%)
Vanguard Total International Bond Index Fund Investor Shares	87,171,145	883,915
Total Investment Companies (Cost $8,179,269)		11,154,157
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $1,060)	1,059,906	1,060
Total Investments (100.0%) (Cost $8,180,329)		11,155,217
Other Assets and Liabilities (0.0%)
Other Assets		33,594
Liabilities		(30,049)
		3,545
Net Assets (100%)
Applicable to 471,620,888 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,158,762
Net Asset Value Per Share		$23.66

27

LifeStrategy Moderate Growth Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	8,050,481
Undistributed Net Investment Income	62,726
Accumulated Net Realized Gains	70,667
Unrealized Appreciation (Depreciation)	2,974,888
Net Assets	11,158,762

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

28

LifeStrategy Moderate Growth Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Income Distributions Received	117,969
Net Investment Income—Note B	117,969
Realized Net Gain (Loss)
Capital Gain Distributions Received	1,658
Investment Securities Sold	70,022
Realized Net Gain (Loss)	71,680
Change in Unrealized Appreciation (Depreciation) of Investment Securities	303,797
Net Increase (Decrease) in Net Assets Resulting from Operations	493,446

See accompanying Notes, which are an integral part of the Financial Statements.

29

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	117,969	211,185
Realized Net Gain (Loss)	71,680	50,606
Change in Unrealized Appreciation (Depreciation)	303,797	1,055,473
Net Increase (Decrease) in Net Assets Resulting from Operations	493,446	1,317,264
Distributions
Net Investment Income	(111,270)	(225,479)
Realized Capital Gain[1]	(30,908)	(154,014)
Total Distributions	(142,178)	(379,493)
Capital Share Transactions
Issued	1,363,307	2,064,057
Issued in Lieu of Cash Distributions	139,283	372,474
Redeemed	(1,423,286)	(1,432,254)
Net Increase (Decrease) from Capital Share Transactions	79,304	1,004,277
Total Increase (Decrease)	430,572	1,942,048
Net Assets
Beginning of Period	10,728,190	8,786,142
End of Period[2]	11,158,762	10,728,190

1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $9,035,000 and $10,911,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $62,726,000 and $56,027,000.

See accompanying Notes, which are an integral part of the Financial Statements.

30

LifeStrategy Moderate Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.90	$20.84	$19.54	$19.22	$17.16	$15.56
Investment Operations
Net Investment Income	.247	.475	.515	.406	.431	.450
Capital Gain Distributions Received	.004	.044	.081	.042	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.808	2.430	1.173	.350	2.023	1.632
Total from Investment Operations	1.059	2.949	1.769	.798	2.454	2.082
Distributions
Dividends from Net Investment Income	(.234)	(.522)	(.439)	(.448)	(.394)	(.482)
Distributions from Realized Capital Gains	(.065)	(.367)	(.030)	(.030)	—	—
Total Distributions	(.299)	(.889)	(.469)	(.478)	(.394)	(.482)
Net Asset Value, End of Period	$23.66	$22.90	$20.84	$19.54	$19.22	$17.16

Total Return[1]	4.66%	14.66%	9.25%	4.14%	14.50%	13.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,159	$10,728	$8,786	$8,098	$8,049	$7,626
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.17%	0.16%	0.16%	0.19%	0.19%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.19%	2.56%	2.05%	2.37%	2.89%
Portfolio Turnover Rate	14%	15%	15%[2]	32%	17%	25%[3]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

31

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (See Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

32

LifeStrategy Moderate Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2014, the cost of investment securities for tax purposes was $8,180,329,000. Net unrealized appreciation of investment securities for tax purposes was $2,974,888,000, consisting of unrealized gains of $2,977,363,000 on securities that had risen in value since their purchase and $2,475,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $832,951,000 of investment securities and sold $783,416,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
	Shares	Shares
	(000)	(000)
Issued	58,831	95,400
Issued in Lieu of Cash Distributions	6,051	18,066
Redeemed	(61,741)	(66,583)
Net Increase (Decrease) in Shares Outstanding	3,141	46,883

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

33

LifeStrategy Growth Fund

Fund Profile
As of April 30, 2014

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	2.10%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	55.9%
Vanguard Total International Stock Index
Fund Investor Shares	24.1
Vanguard Total Bond Market II Index Fund
Investor Shares	16.0
Vanguard Total International Bond Index
Fund Investor Shares	4.0

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	1.00	0.96
Beta	1.02	0.83

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1  This figure—drawn from the prospectus dated February 27, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.18%.

34

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

LifeStrategy Growth Fund

Growth Composite Index

For a benchmark description, see the Glossary.

Note: For 2014, performance data reflect the six months ended April 30, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	15.47%	17.04%	2.30%	4.32%	6.62%

See Financial Highlights for dividend and capital gains information.

35

LifeStrategy Growth Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (55.9%)
Vanguard Total Stock Market Index Fund Investor Shares	118,561,742	5,624,569

International Stock Fund (24.1%)
Vanguard Total International Stock Index Fund Investor Shares	142,949,501	2,427,283

U.S. Bond Fund (16.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	150,505,592	1,610,410

International Bond Fund (4.0%)
Vanguard Total International Bond Index Fund Investor Shares	39,609,771	401,643
Total Investment Companies (Cost $6,753,938)		10,063,905
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $4,435)	4,435,198	4,435
Total Investments (100.0%) (Cost $6,758,373)		10,068,340
Other Assets and Liabilities (0.0%)
Other Assets		11,186
Liabilities		(15,635)
		(4,449)
Net Assets (100%)
Applicable to 356,414,783 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		10,063,891
Net Asset Value Per Share		$28.24

36

LifeStrategy Growth Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	6,629,591
Undistributed Net Investment Income	52,591
Accumulated Net Realized Gains	71,742
Unrealized Appreciation (Depreciation)	3,309,967
Net Assets	10,063,891

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Growth Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Income Distributions Received	108,282
Net Investment Income—Note B	108,282
Realized Net Gain (Loss)
Capital Gain Distributions Received	753
Investment Securities Sold	71,327
Realized Net Gain (Loss)	72,080
Change in Unrealized Appreciation (Depreciation) of Investment Securities	348,197
Net Increase (Decrease) in Net Assets Resulting from Operations	528,559

See accompanying Notes, which are an integral part of the Financial Statements.

38

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	108,282	197,239
Realized Net Gain (Loss)	72,080	30,896
Change in Unrealized Appreciation (Depreciation)	348,197	1,382,311
Net Increase (Decrease) in Net Assets Resulting from Operations	528,559	1,610,446
Distributions
Net Investment Income	(102,303)	(214,446)
Realized Capital Gain[1]	(19,730)	(88,505)
Total Distributions	(122,033)	(302,951)
Capital Share Transactions
Issued	943,227	1,431,019
Issued in Lieu of Cash Distributions	120,180	298,387
Redeemed	(1,193,436)	(1,048,380)
Net Increase (Decrease) from Capital Share Transactions	(130,029)	681,026
Total Increase (Decrease)	276,497	1,988,521
Net Assets
Beginning of Period	9,787,394	7,798,873
End of Period[2]	10,063,891	9,787,394

1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $7,307,000 and $4,658,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $52,591,000 and $46,612,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

LifeStrategy Growth Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.07	$23.36	$21.61	$21.28	$18.66	$16.86
Investment Operations
Net Investment Income	.324	.569	.587	.401	.417	.423
Capital Gain Distributions Received	.002	.025	.045	.018	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.178	4.013	1.603	.364	2.573	1.818
Total from Investment Operations	1.504	4.607	2.235	.783	2.990	2.241
Distributions
Dividends from Net Investment Income	(.280)	(.631)	(.468)	(.444)	(.370)	(.441)
Distributions from Realized Capital Gains	(.054)	(.266)	(.017)	(.009)	—	—
Total Distributions	(.334)	(.897)	(.485)	(.453)	(.370)	(.441)
Net Asset Value, End of Period	$28.24	$27.07	$23.36	$21.61	$21.28	$18.66

Total Return[1]	5.59%	20.34%	10.56%	3.63%	16.21%	13.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,064	$9,787	$7,799	$7,371	$7,431	$6,621
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.17%	0.17%	0.20%	0.20%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.20%	2.27%	2.61%	1.79%	2.09%	2.57%
Portfolio Turnover Rate	11%	9%	10%[2]	22%	11%	12%[3]

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s investments from Vanguard Asset Allocation Fund to Vanguard Total Bond Market II Index Fund and Vanguard Total Stock Market Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

40

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (See Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

41

LifeStrategy Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2014, the cost of investment securities for tax purposes was $6,758,373,000. Net unrealized appreciation of investment securities for tax purposes was $3,309,967,000, consisting of unrealized gains of $3,310,863,000 on securities that had risen in value since their purchase and $896,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $547,967,000 of investment securities and sold $686,498,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
	Shares	Shares
	(000)	(000)
Issued	34,252	57,177
Issued in Lieu of Cash Distributions	4,373	12,692
Redeemed	(43,784)	(42,191)
Net Increase (Decrease) in Shares Outstanding	(5,159)	27,678

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

42

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

43

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,027.72	$0.75
LifeStrategy Conservative Growth Fund	$1,000.00	$1,037.11	$0.81
LifeStrategy Moderate Growth Fund	$1,000.00	$1,046.61	$0.86
LifeStrategy Growth Fund	$1,000.00	$1,055.90	$0.92
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.05	$0.75
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.00	$0.80
LifeStrategy Moderate Growth Fund	$1,000.00	$1,023.95	$0.85
LifeStrategy Growth Fund	$1,000.00	$1,023.90	$0.90

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.15%, 0.16%, 0.17%, and 0.18%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

44

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Benchmark Information

Conservative Growth Composite Average: Weighted 60% fixed income funds average, 28% general equity funds average, and 12% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

45

Conservative Growth Composite Index: Weighted 48% Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index as of June 3, 2013. In prior periods, the composite was 60% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Growth Composite Average: Weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Growth Composite Index: Weighted 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Barclays U.S. Aggregate Float Adjusted Index, and 4% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of June 3, 2013. In prior periods, the composite was 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

Income Composite Average: Weighted 80% fixed income funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

46

Income Composite Index: Weighted 64% Barclays U.S. Aggregate Float Adjusted Index, 16% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index as of June 3, 2013. In prior periods, the composite was 80% Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Barclays U.S. Aggregate Float Adjusted Index, 20% Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

Moderate Growth Composite Average: Weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper, a Thomson Reuters Company.

Moderate Growth Composite Index: Weighted 42% CRSP US Total Market Index, 32% Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of June 3, 2013. In prior periods, the composite was 42% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Barclays U.S. Aggregate Bond Index (with the Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

47

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Executive	Occupation(s) During the Past Five Years: Corporate
Chief Staff and Marketing Officer for North America	Vice President and Chief Global Diversity Officer
and Corporate Vice President (retired 2008) of Xerox	(retired 2008) and Member of the Executive
Corporation (document management products and	Committee (1997–2008) of Johnson & Johnson
services); Executive in Residence and 2009–2010	(pharmaceuticals/medical devices/consumer
Distinguished Minett Professor at the Rochester	products); Director of Skytop Lodge Corporation
Institute of Technology; Director of SPX Corporation	(hotels), the University Medical Center at Princeton,
(multi-industry manufacturing), the United Way of	the Robert Wood Johnson Foundation, and the Center
Rochester, Amerigroup Corporation (managed health	for Talent Innovation; Member of the Advisory Board
care), the University of Rochester Medical Center,	of the Maxwell School of Citizenship and Public Affairs
Monroe Community College Foundation, and North	at Syracuse University.
Carolina A&T University.
F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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fund only if preceded or accompanied by
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otherwise noted.

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calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
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You can review and copy information about your fund at
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find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q882 062014

Semiannual Report | April 30, 2014

Vanguard STAR® Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	16
Trustees Approve Advisory Arrangement.	18
Glossary.	19

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
				Total
				Returns
Vanguard STAR Fund				5.35%
STAR Composite Index				4.64
STAR Composite Average				3.90
For a benchmark description, see the Glossary.
STAR Composite Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$23.66	$24.47	$0.285	$0.158

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund returned 5.35% for the six months ended April 30, 2014. The fund, which invests in 11 actively managed funds, benefited from the strength of the broad U.S. stock market. Its underlying bond funds rebounded after slumping in 2013.

The STAR Fund’s return exceeded that of its benchmark, the STAR Composite Index, and the average return of its peer funds with similar asset allocations.

Recent progress has been sporadic, but stocks continued their climb

For the half year ended April 30, U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example, turned in a rocky performance amid concerns about pricey valuations. Poor economic data from China and the conflict in Ukraine also unsettled investors.

Global economic and political shifts, of course, are as inevitable as they are unpredictable. Broad diversification remains the best way to manage the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues and that’s always, I think, a valuable starting point for investors.”

2

International stocks, in aggregate, returned nearly 3%, with the developed markets of Europe faring the best. The developed markets of the Pacific region and emerging markets, where China’s weakness was felt most, had negative returns.

Despite low yields, the bond market experienced a surprising rally

Bonds continued to emerge from the struggles that marked much of 2013, when the market was roiled by worries about the prospect of the Federal Reserve reducing its stimulative bond-buying. In January, however, when the reduction actually began, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74% for the six months. The yield of the 10-year Treasury note ended at 2.69% in April, up from 2.54% on October 31 but down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 4.08%. Money market funds and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

3

Underlying U.S. stock funds drove the STAR Fund’s results

The STAR Fund is a “fund of funds” that aims to provide investors with broad diversification among and within asset classes. It consists of about 62% domestic and international stocks and 38% U.S. bonds and short-term investments. Each of its eight underlying stock funds represents a segment of the global market—small-, medium-, or large-capitalization stocks with an emphasis on growth or value. The bond portfolio consists of three funds with varying levels of maturities and quality.

For the six months ended April 30, each of the STAR Fund’s underlying funds posted a positive return. As I mentioned earlier, U.S. stock funds drove performance; shorter-maturity and higher-quality U.S. bonds produced the smallest gains. Still, six of the 11 underlying funds exceeded their benchmark index’s return. Nine beat their peer groups. And three outpaced the broad U.S. and international stock indexes.

Standouts for the six-month period included Vanguard PRIMECAP Fund and Vanguard Windsor™ II Fund.

The PRIMECAP Fund seeks out large-and midsized stocks with superior long-term growth prospects. It has sizable investments in technology and health care—sectors that, according to the fund’s advisor, stand to benefit from long-term demographic and economic trends. The advisor’s careful selections among

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.14%

The acquired fund fees and expenses—drawn from the prospectus dated February 27, 2014—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.34%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

4

software, biotech, and pharmaceutical companies contributed to PRIMECAP’s strong return.

The Windsor II Fund, the STAR Fund’s largest holding, benefited most from the financial and health care sectors. Its large-cap value focus came in handy during a period when value stocks emerged as market leaders. Windsor II’s emphasis on well-managed, quality companies that its advisors believe are not fully valued by the market aligned with investors’ renewed appetite for stocks of companies with solid fundamentals.

The shift away from areas of the market where stock valuations had reached heady levels hurt small-cap growth stocks such as those held by Vanguard Explorer™ Fund.

This fund had the weakest results of all the STAR Fund’s stock holdings, posting a 3.19% return for the six months.

The STAR Fund’s underlying bond portfolio produced modest to strong returns. The Long-Term Investment-Grade Fund, which invests in medium- and high-quality investment-grade corporate bonds with an average maturity of 15 to 25 years, did best. It benefited as demand for longer-maturity U.S. bonds picked up in early 2014 amid soft U.S. economic data, turmoil in emerging markets, and slowing growth in China. As interest rates rose, the STAR Fund’s more conservative and shorter-dated bond funds delivered restrained results.

Underlying Funds: Allocations and Returns
Six Months Ended April 30, 2014
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.5%	8.83%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	12.9	7.44
Vanguard GNMA Fund Investor Shares	12.4	1.55
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.2	1.18
Vanguard International Value Fund	9.4	3.45
Vanguard International Growth Fund Investor
Shares	9.4	3.28
Vanguard Windsor Fund Investor Shares	7.8	8.75
Vanguard PRIMECAP Fund Investor Shares	6.0	9.49
Vanguard Morgan Growth Fund Investor Shares	5.9	5.63
Vanguard U.S. Growth Fund Investor Shares	5.9	6.95
Vanguard Explorer Fund Investor Shares	3.6	3.19
Combined	100.0%	5.35%

5

Balancing investors’ ‘home bias’ and the benefits of diversification
Many investors have a natural tendency to focus on companies close to home. But this “home bias” can lead to missed opportunities to diversify a portfolio internationally.

Stocks of companies based outside the United States account for about half of the global equity market. Vanguard’s analysis of more than four decades of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This benefit has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that can vary from those of U.S. stocks—which helps to reduce volatility risk. Of course, the impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

Deciding how much to allocate to international stocks depends on your view regarding the short-term and long-term trade-offs. These include potential exposure to currency fluctuations and generally higher transaction and investment costs. Vanguard suggests that allocating 20% of your equity holdings to non-U.S. stocks may be a reasonable starting point. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

Of course, as an investor in the STAR Fund, you already have exposure to international stocks. And you don’t have to worry about periodically adjusting your allocation because your fund automatically rebalances—that’s the beauty of investing in “all-in-one” funds.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2014

6

STAR Fund

Fund Profile
As of April 30, 2014

Total Fund Characteristics

Ticker Symbol	VGSTX
30-Day SEC Yield	1.95%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds

Vanguard Windsor II Fund Investor Shares	14.5%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	12.9
Vanguard GNMA Fund Investor Shares	12.4
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.2
Vanguard International Value Fund	9.4
Vanguard International Growth Fund
Investor Shares	9.4
Vanguard Windsor Fund Investor Shares	7.8
Vanguard PRIMECAP Fund Investor
Shares	6.0
Vanguard Morgan Growth Fund Investor
Shares	5.9
Vanguard U.S. Growth Fund Investor
Shares	5.9
Vanguard Explorer Fund Investor Shares	3.6

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	FA Index
R-Squared	0.99	0.94
Beta	1.05	0.67

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 27, 2014—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the six months ended April 30, 2014, the annualized acquired fund fees and expenses were 0.34%.

7

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

For a benchmark description, see the Glossary.

Note: For 2014, performance data reflect the six months ended April 30, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	14.37%	15.40%	2.73%	4.37%	7.10%

See Financial Highlights for dividend and capital gains information.

8

STAR Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.6%)
Vanguard Windsor II Fund Investor Shares	68,258,285	2,601,323
Vanguard Windsor Fund Investor Shares	66,799,297	1,408,129
Vanguard PRIMECAP Fund Investor Shares	11,434,609	1,092,462
Vanguard Morgan Growth Fund Investor Shares	42,373,253	1,075,857
Vanguard U.S. Growth Fund Investor Shares	37,569,395	1,074,485
Vanguard Explorer Fund Investor Shares	6,511,021	653,772
		7,906,028
International Stock Funds (18.8%)
Vanguard International Value Fund	45,187,288	1,703,561
Vanguard International Growth Fund Investor Shares	73,070,058	1,698,879
		3,402,440
U.S. Bond Funds (37.6%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	227,296,486	2,338,881
Vanguard GNMA Fund Investor Shares	211,437,659	2,247,582
Vanguard Short-Term Investment-Grade Fund Investor Shares	206,163,230	2,216,255
		6,802,718
Total Investment Companies (Cost $12,052,579)		18,111,186
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.124% (Cost $288)	288,370	288
Total Investments (100.0%) (Cost $12,052,867)		18,111,474
Other Assets and Liabilities (0.0%)
Other Assets		49,085
Liabilities		(48,280)
		805
Net Assets (100%)
Applicable to 740,213,390 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		18,112,279
Net Asset Value Per Share		$24.47

9

STAR Fund

At April 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	11,708,177
Undistributed Net Investment Income	69,910
Accumulated Net Realized Gains	275,585
Unrealized Appreciation (Depreciation)	6,058,607
Net Assets	18,112,279

See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Income Distributions Received	212,347
Net Investment Income—Note B	212,347
Realized Net Gain (Loss)
Capital Gain Distributions Received	218,278
Investment Securities Sold	69,926
Realized Net Gain (Loss)	288,204
Change in Unrealized Appreciation (Depreciation) of Investment Securities	415,484
Net Increase (Decrease) in Net Assets Resulting from Operations	916,035

See accompanying Notes, which are an integral part of the Financial Statements.

11

STAR Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,347	330,506
Realized Net Gain (Loss)	288,204	333,453
Change in Unrealized Appreciation (Depreciation)	415,484	1,890,845
Net Increase (Decrease) in Net Assets Resulting from Operations	916,035	2,554,804
Distributions
Net Investment Income	(206,691)	(324,431)
Realized Capital Gain[1]	(114,586)	(17,087)
Total Distributions	(321,277)	(341,518)
Capital Share Transactions
Issued	923,181	1,501,826
Issued in Lieu of Cash Distributions	309,052	328,541
Redeemed	(894,528)	(1,622,340)
Net Increase (Decrease) from Capital Share Transactions	337,705	208,027
Total Increase (Decrease)	932,463	2,421,313
Net Assets
Beginning of Period	17,179,816	14,758,503
End of Period[2]	18,112,279	17,179,816

1 Includes fiscal 2014 and 2013 short-term gain distributions totaling $12,329,000 and $17,087,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $69,910,000 and $64,254,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.66	$20.62	$19.25	$18.76	$16.96	$15.33
Investment Operations
Net Investment Income	. 291.460		.455	.445	.429	.516
Capital Gain Distributions Received	. 298.106		.097	.073	.024	.142
Net Realized and Unrealized Gain (Loss)
on Investments	.664	2.951	1.309	.468	1.788	2.150
Total from Investment Operations	1.253	3.517	1.861	.986	2.241	2.808
Distributions
Dividends from Net Investment Income	(. 285)	(. 453)	(. 466)	(. 448)	(. 430)	(. 552)
Distributions from Realized Capital Gains	(.158)	(. 024)	(. 025)	(. 048)	(. 011)	(. 626)
Total Distributions	(. 443)	(. 477)	(. 491)	(. 496)	(. 441)	(1.178)
Net Asset Value, End of Period	$24.47	$23.66	$20.62	$19.25	$18.76	$16.96

Total Return[1]	5.35%	17.36%	9.91%	5.27%	13.42%	19.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,112	$17,180	$14,759	$13,883	$13,521	$12,076
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.37%
Ratio of Net Investment Income to
Average Net Assets	1.99%	2.08%	2.28%	2.29%	2.40%	3.35%
Portfolio Turnover Rate	4%	9%	12%	24%	22%	21%

The expense ratio, acquired fund fees and expenses, net income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (See Note B). Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the period ended April 30, 2014, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

14

STAR Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At April 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2014, the cost of investment securities for tax purposes was $12,052,867,000. Net unrealized appreciation of investment securities for tax purposes was $6,058,607,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. During the six months ended April 30, 2014, the fund purchased $814,794,000 of investment securities and sold $367,633,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
	Shares	Shares
	(000)	(000)
Issued	38,458	68,385
Issued in Lieu of Cash Distributions	12,996	15,650
Redeemed	(37,285)	(73,891)
Net Increase (Decrease) in Shares Outstanding	14,169	10,144

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

15

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

16

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	10/31/2013	4/30/2014	Period
Based on Actual Fund Return	$1,000.00	$1,053.50	$1.73
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.34%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

17

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard STAR Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the limited purpose of investing the fund’s cash in futures. The board determined that continuing the fund’s limited-purpose investment management arrangement with Vanguard was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the limited-purpose investment management services provided to the fund since 2009, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the arrangement.

Investment performance

The board considered the fund’s performance since 2009, including its performance relative to a benchmark index and peer group. The board concluded that Vanguard has performed its cash management duties in line with expectations, and that the results have been consistent with the fund’s investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average. Information about the fund’s acquired fund fees and expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

18

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

19

Benchmark Information

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper, a Thomson Reuters Company.

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays U.S. Aggregate Bond Index, 12.5% Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

20

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q562 062014

Semiannual Report | April 30, 2014

Vanguard Total International Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	34
Trustees Approve Advisory Arrangement.	36
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended April 30, 2014
Total
Returns
Vanguard Total International Stock Index Fund
Investor Shares	3.49%
Admiral™ Shares	3.50
Signal® Shares	3.49
Institutional Shares	3.52
Institutional Plus Shares	3.53
ETF Shares
Market Price	3.51
Net Asset Value	3.49
FTSE Global All Cap ex US Index	3.19
International Funds Average	3.71

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

International stock markets delivered modest returns for the six months ended April 30, 2014. European stocks led the way as slight improvements in the region’s economy lifted investors’ sentiment.

The Pacific region and emerging markets didn’t fare as well. Waning optimism in Japan’s ability to jump-start its economy weighed heavily on the Pacific region’s performance. In emerging markets, signs of slower growth in China, along with rising interest rates and political turmoil in some countries, resulted in weak returns.

For the six months, Vanguard Total International Stock Index Fund returned 3.49% for Investor Shares. The fund’s return was modestly higher than that of its benchmark index, a result of fair-value pricing adjustments. These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. The fund’s return was slightly behind the average return of its international peers.

Recent progress was sporadic, but stocks continued to climb
For the half year, U.S. stocks returned almost 8%, notwithstanding the patches of turbulence the market has encountered in 2014. Technology stocks, for example,

2

turned in a rocky performance amid concerns about pricey valuations. Weak economic data from China and the conflict in Ukraine also unsettled investors.

Global economic and political shifts are, of course, as inevitable as they are unpredictable. Broad diversification remains the best way of managing the risks they pose to your portfolio. As Joe Davis, our chief economist, noted recently, “Having a broader portfolio tends to moderate those individual issues and that’s always, I think, a valuable starting point for investors.”

Despite low yields, the bond market experienced a surprising rally

Bonds continued to emerge from the struggles that marked much of 2013, when the market was roiled by the prospect that the Federal Reserve would reduce its stimulative bond-buying. In January, however, when the Fed actually started to trim purchases, investors seemed to take the news in stride.

The broad U.S. taxable bond market returned 1.74%. The yield of the 10-year Treasury note ended the six months at 2.69%, up from 2.54% on October 31 but

Market Barometer

			Total Returns
		Periods Ended April 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	8.25%	20.81%	19.52%
Russell 2000 Index (Small-caps)	3.08	20.50	19.84
Russell 3000 Index (Broad U.S. market)	7.83	20.78	19.54
FTSE All-World ex US Index (International)	2.84	9.77	13.22

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	1.74%	-0.26%	4.88%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.08	0.50	5.54
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.08

CPI
Consumer Price Index	1.51%	1.95%	2.14%

3

down from nearly 3% on December 31. (Bond prices and yields move in opposite directions.)

Municipal bonds returned 4.08% for the six months. Money market funds and savings accounts posted paltry returns as the Fed’s target for short-term interest rates remained at 0%–0.25%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 2.33%.

European stocks stood out as the region’s recession faded

The Total International Stock Index Fund largely represents the combined returns of stock markets in Europe, the Pacific region, Canada, and emerging markets. (The fund also holds a tiny portion of its assets in the Middle East.)

As I mentioned earlier, developed markets in Europe—constituting close to half the index—contributed most to the fund’s return for the six months, advancing 9%. Although problems persisted in the Eurozone, including high unemployment and government debt in some member states, the region’s emergence from recession helped fuel returns in the high single digits for some of its larger economies, such as Germany and France. Some smaller economies that had fallen out of favor with investors during the debt crisis, including Ireland and Portugal, posted even stronger returns. The United

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total International Stock Index
Fund	0.22%	0.14%	0.14%	0.12%	0.10%	0.14%	1.36%

The fund expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the fund’s annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Funds.

4

Kingdom, a heavyweight representing about one-third of the fund’s assets in the region, returned about 8% as housing and employment data strengthened and as the British pound rose against the U.S. dollar.

Among the ten industry sectors, financials, health care, and industrials contributed most to European stock market results.

Developed markets in the Pacific region returned –3%, largely because of a slide in Japanese stocks, which accounted for well over half the fund’s assets in the region. Investors initially applauded the introduction last spring of an aggressive stimulus program aimed at ending Japan’s deflation and breathing new life into the world’s third-largest economy. More recently, though, the pace of growth in Japan has slackened, and exports have not benefited from the weaker currency as much as many had hoped. In contrast, other large Pacific stock markets represented in the fund—New Zealand, Australia, and Hong Kong—produced positive returns.

Six sectors declined for the region. Oil & gas, telecommunications, and technology delivered the strongest gains, but financial, consumer goods, and basic materials stocks dragged on the region’s overall result the most.

Emerging markets were another source of weakness, returning –2% for the six months. About half the developing countries in the index advanced, notably

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

India, whose economy seems to be on the mend, and the United Arab Emirates, whose stocks are increasingly on investors’ radar screens. But those countries’ performances couldn’t offset negative returns from some of their larger peers. Slowing growth in China, along with concerns about its banking sector, weighed on stocks in the world’s second-largest economy. Russian stocks fell even more amid the conflict in Ukraine and sanctions from the West. Other emerging markets faced challenges including soft global demand for commodities, rising interest rates, and political instability.

In emerging markets, too, six industry sectors declined. Technology, health care, and utilities stocks contributed most to the region’s results, while oil & gas, financials, and basic materials were among its biggest losers.

Canada, the fund’s third-largest country holding, returned about 6%, benefiting most from strength in oil & gas, financial, and health care stocks.

Balancing investors’ “home bias” and the benefits of diversification

The Total International Stock Index Fund can be helpful to investors in overcoming “home bias.” Many investors have a natural tendency to focus on companies close to home, but this bias can lead to missed opportunities to diversify a portfolio internationally.

Stocks of companies based outside the United States account for about half the global equity market. Vanguard’s analysis of more than four decades of data shows that, on average, adding such stocks to a U.S. portfolio would have reduced the volatility of returns. This benefit has generally persisted even as economies and markets have become more integrated.

International stocks offer exposure to a wider array of economic and market forces, producing returns that vary from those of U.S. stocks—which helps reduce volatility risk. Of course, the impact of diversification changes over time as returns, volatilities, and correlations between foreign and domestic stocks change.

When it comes to deciding how much to allocate to international stocks, there’s no one-size-fits-all answer. It depends on your view regarding some of the short-term and long-term trade-offs, which include potential exposure to currency fluctuations and generally higher transaction and investment costs.

Vanguard suggests that allocating 20% of your equity portfolio to non-U.S. stocks may be a reasonable starting point. (You can read more in Global Equities: Balancing Home Bias and Diversification, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 13, 2014

6

Your Fund’s Performance at a Glance
October 31, 2013, Through April 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$16.67	$16.98	$0.259	$0.000
Admiral Shares	27.89	28.40	0.444	0.000
Signal Shares	33.45	34.06	0.532	0.000
Institutional Shares	111.51	113.56	1.785	0.000
Institutional Plus Shares	111.53	113.58	1.797	0.000
ETF Shares	51.86	52.81	0.825	0.000

7

Total International Stock Index Fund

Fund Profile
As of April 30, 2014

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VGTSX	VTIAX	VTSGX	VTSNX	VTPSX	VXUS
Expense Ratio[1]	0.22%	0.14%	0.14%	0.12%	0.10%	0.14%

Portfolio Characteristics
		FTSE Global
		All Cap
		ex US
	Fund	Index
Number of Stocks	5,667	5,471
Median Market Cap	$27.3B	$27.3B
Price/Earnings Ratio	17.0x	16.9x
Price/Book Ratio	1.7x	1.7x
Return on Equity	14.0%	14.0%
Earnings Growth
Rate	9.5%	9.6%
Dividend Yield	2.8%	2.8%
Turnover Rate
(Annualized)	3%	—
Short-Term Reserves	-0.2%	—

Sector Diversification (% of equity exposure)

		FTSE Global
		All Cap
		ex US
	Fund	Index
Basic Materials	8.5%	8.5%
Consumer Goods	14.9	15.0
Consumer Services	8.0	8.0
Financials	26.1	25.8
Health Care	7.3	7.4
Industrials	13.9	14.0
Oil & Gas	8.8	8.8
Technology	4.5	4.5
Telecommunications	4.5	4.5
Utilities	3.5	3.5

Volatility Measures
	Spliced	FTSE Global
	Total	All Cap
	International	ex US
	Stock Index	Index
R-Squared	0.98	0.98
Beta	1.00	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Royal Dutch Shell plc	Integrated Oil & Gas	1.2%
Nestle SA	Food Products	1.1
Roche Holding AG	Pharmaceuticals	1.0
Novartis AG	Pharmaceuticals	0.9
HSBC Holdings plc	Banks	0.9
BHP Billiton Ltd.	General Mining	0.8
BP plc	Integrated Oil & Gas	0.7
Total SA	Integrated Oil & Gas	0.7
Toyota Motor Corp.	Automobiles	0.7
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.7
Top Ten		8.7%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2014, the annualized expense ratios were 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares.

8

Total International Stock Index Fund

Allocation by Region (% of portfolio)

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
		ex US
	Fund	Index
Europe
United Kingdom	16.1%	15.7%
France	6.7	6.7
Germany	6.4	6.4
Switzerland	6.1	6.2
Spain	2.5	2.5
Sweden	2.3	2.3
Italy	2.0	2.0
Netherlands	2.0	2.0
Denmark	1.1	1.1
Other	3.1	3.1
Subtotal	48.3%	48.0%
Pacific
Japan	14.3%	14.4%
Australia	5.7	5.7
South Korea	3.2	3.2
Hong Kong	2.4	2.4
Singapore	1.2	1.2
Other	0.2	0.2
Subtotal	27.0%	27.1%
Emerging Markets
China	3.5%	3.4%
Taiwan	2.8	2.8
Brazil	2.3	2.3
India	1.7	1.7
South Africa	1.5	1.5
Mexico	0.9	1.0
Other	4.5	4.6
Subtotal	17.2%	17.3%
North America
Canada	7.1%	7.2%
Middle East	0.4%	0.4%

9

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2003, Through April 30, 2014

Total International Stock Index Fund Investor Shares

Spliced Total International Stock Index

For a benchmark description, see the Glossary.

Note: For 2014, performance data reflect the six months ended April 30, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	4/29/1996	12.71%	15.36%	6.86%
Admiral Shares	11/29/2010	12.79	—	7.07[1]
Signal Shares	11/30/2010	12.81	—	7.441
Institutional Shares	11/29/2010	12.81	—	7.11[1]
Institutional Plus Shares	11/30/2010	12.83	—	7.50[1]
ETF Shares	1/26/2011
Market Price		12.57	—	4.55[1]
Net Asset Value		12.79	—	4.52[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Total International Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
Commonwealth Bank of Australia	9,195,097	676,404	0.5%
BHP Billiton Ltd.	18,337,738	645,797	0.5%
Westpac Banking Corp.	17,599,618	576,470	0.5%
Australia & New Zealand Banking Group Ltd.	15,519,517	499,076	0.4%
National Australia Bank Ltd.	13,126,752	432,232	0.4%
Australia—Other †		4,072,655	3.3%
		6,902,634	5.6%

[1]Austria †		312,237	0.3%

Belgium
Anheuser-Busch InBev NV	4,557,782	496,785	0.4%
Belgium—Other †		599,484	0.5%
		1,096,269	0.9%

Brazil †		2,756,919	2.3%

Canada
Royal Bank of Canada	8,218,208	548,480	0.5%
Toronto-Dominion Bank	10,541,096	507,123	0.4%
Bank of Nova Scotia	6,912,672	420,039	0.3%
Canada—Other †		7,327,724	6.0%
		8,803,366	7.2%

Chile †		377,469	0.3%

11

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
China
	China Construction Bank Corp.	412,134,340	285,351	0.3%
	China Mobile Ltd.	29,742,500	283,103	0.3%
	Industrial & Commercial Bank of China Ltd.	411,335,760	245,781	0.2%
	Bank of China Ltd.	429,727,306	189,337	0.2%
	CNOOC Ltd.	91,889,000	151,879	0.1%
	PetroChina Co. Ltd.	120,562,000	139,101	0.1%
	China Petroleum & Chemical Corp.	145,788,400	129,425	0.1%
	China Life Insurance Co. Ltd.	42,450,000	110,436	0.1%
	China Overseas Land & Investment Ltd.	23,287,680	57,327	0.1%
	Agricultural Bank of China Ltd.	131,636,756	55,390	0.1%
	China Shenhua Energy Co. Ltd.	19,405,500	52,700	0.1%
	China Telecom Corp. Ltd.	92,206,000	47,172	0.1%
	China Unicom Hong Kong Ltd.	25,655,694	39,331	0.1%
	China Resources Power Holdings Co. Ltd.	10,867,600	27,314	0.0%
	China CITIC Bank Corp. Ltd.	43,369,446	25,907	0.0%
	Kunlun Energy Co. Ltd.	16,072,300	25,113	0.0%
	China Oilfield Services Ltd.	10,312,000	24,722	0.0%
	PICC Property & Casualty Co. Ltd.	17,009,344	22,484	0.0%
	Dongfeng Motor Group Co. Ltd.	16,678,000	22,296	0.0%
	China Resources Land Ltd.	10,596,000	21,869	0.0%
	China Merchants Holdings International Co. Ltd.	6,520,000	20,459	0.0%
	China Longyuan Power Group Corp.	19,161,000	19,736	0.0%
	China Resources Enterprise Ltd.	6,790,000	19,335	0.0%
	China Communications Construction Co. Ltd.	25,221,000	16,547	0.0%
^	CITIC Pacific Ltd.	8,868,000	15,575	0.0%
	China State Construction International Holdings Ltd.	8,853,442	14,809	0.0%
	Sinopharm Group Co. Ltd.	5,506,000	14,539	0.0%
	China Resources Gas Group Ltd.	4,311,000	12,788	0.0%
^	China Coal Energy Co. Ltd.	23,449,000	12,705	0.0%
	China Railway Group Ltd.	21,615,000	9,681	0.0%
*,^	China Cinda Asset Management Co. Ltd.	18,138,000	9,147	0.0%
	China Railway Construction Corp. Ltd.	10,564,800	8,767	0.0%
	Zhuzhou CSR Times Electric Co. Ltd.	2,840,000	8,352	0.0%
1	People’s Insurance Co. Group of China Ltd.	21,640,000	8,313	0.0%
*,^	Aluminum Corp. of China Ltd.	22,409,936	8,035	0.0%
	CSR Corp. Ltd.	10,633,000	7,782	0.0%
	China Resources Cement Holdings Ltd.	11,077,845	7,712	0.0%
	China Communications Services Corp. Ltd.	14,583,600	7,401	0.0%
*	China Taiping Insurance Holdings Co. Ltd.	4,638,200	7,383	0.0%
1	Sinopec Engineering Group Co. Ltd.	6,197,000	6,936	0.0%
	AviChina Industry & Technology Co. Ltd.	12,672,000	6,782	0.0%
	Franshion Properties China Ltd.	20,910,000	6,594	0.0%
	Beijing Capital International Airport Co. Ltd.	9,134,000	6,370	0.0%
*,^	China COSCO Holdings Co. Ltd.	14,751,500	5,851	0.0%
	Air China Ltd.	10,154,000	5,775	0.0%
	China BlueChemical Ltd.	10,384,000	5,574	0.0%
	Sinotrans Ltd.	9,745,000	5,391	0.0%
^	Sinopec Kantons Holdings Ltd.	5,578,000	5,212	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	19,683,000	4,810	0.0%
^	China Power International Development Ltd.	13,223,000	4,761	0.0%
	China Agri-Industries Holdings Ltd.	11,765,400	4,707	0.0%

12

Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Huaneng Renewables Corp. Ltd.	13,814,000	4,294	0.0%
*,1	China Galaxy Securities Co. Ltd.	6,445,000	3,780	0.0%
*,^	Angang Steel Co. Ltd.	6,070,000	3,694	0.0%
^	Dah Chong Hong Holdings Ltd.	5,091,000	3,240	0.0%
*	Metallurgical Corp. of China Ltd.	16,317,063	3,140	0.0%
^	Dongfang Electric Corp. Ltd.	1,931,400	3,021	0.0%
*,^	Hunan Nonferrous Metal Corp. Ltd.	9,963,272	2,892	0.0%
	China Southern Airlines Co. Ltd.	9,536,000	2,848	0.0%
*	China Eastern Airlines Corp. Ltd.	8,490,000	2,624	0.0%
	Sinotrans Shipping Ltd.	7,838,000	2,268	0.0%
*,^	MMG Ltd.	9,308,000	2,167	0.0%
	Harbin Electric Co. Ltd.	3,674,000	2,155	0.0%
*	China Traditional Chinese Medicine Co. Ltd.	4,788,000	2,026	0.0%
*	CITIC Resources Holdings Ltd.	13,882,600	2,009	0.0%
^	China Datang Corp. Renewable Power Co. Ltd.	13,787,000	1,838	0.0%
*	China Machinery Engineering Corp.	2,772,000	1,836	0.0%
	China Merchants Property Development Co. Ltd. Class B	805,009	1,796	0.0%
	CPMC Holdings Ltd.	2,218,000	1,761	0.0%
	Cosco International Holdings Ltd.	3,460,000	1,443	0.0%
*,^	China Foods Ltd.	4,202,000	1,422	0.0%
	Sinofert Holdings Ltd.	10,648,000	1,322	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	674,370	1,225	0.0%
	Minmetals Land Ltd.	6,046,000	680	0.0%
	Foshan Huaxin Packaging Co. Ltd. Class B	840,392	407	0.0%
	China—Other †		1,878,740	1.5%
			4,186,495	3.4%

Colombia †			216,505	0.2%

Czech Republic †			57,349	0.1%

Denmark
	Novo Nordisk A/S Class B	11,131,330	505,207	0.4%
	Denmark—Other †		824,825	0.7%
			1,330,032	1.1%

Egypt †			18,182	0.0%

Finland †			885,530	0.7%

France
	Total SA	11,607,595	830,466	0.7%
	Sanofi	6,540,195	705,826	0.6%
	BNP Paribas SA	5,580,466	419,346	0.3%
	France—Other †		6,159,991	5.0%
			8,115,629	6.6%

13

Total International Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Bayer AG	4,725,302	657,022	0.5%
*,^ BASF SE	5,274,893	611,926	0.5%
Siemens AG	4,529,695	597,566	0.5%
Daimler AG	5,458,378	508,177	0.4%
^ Allianz SE	2,601,651	452,771	0.4%
SAP AG	5,107,313	412,814	0.3%
Germany—Other †		4,515,851	3.7%
		7,756,127	6.3%

Greece †		172,444	0.1%

Hong Kong
AIA Group Ltd.	68,821,281	334,719	0.3%
BOC Hong Kong Holdings Ltd.	20,541,039	60,271	0.0%
China Travel International Inv HK	15,434,000	3,109	0.0%
* COFCO Land Holdings Ltd.	11,766,269	2,717	0.0%
^ CITIC Telecom International Holdings Ltd.	7,149,875	2,478	0.0%
* China Merchants Land Ltd.	6,816,000	874	0.0%
Hong Kong—Other †		2,530,665	2.1%
		2,934,833	2.4%

Hungary †		53,100	0.0%

India
Nestle India Ltd.	131,001	10,351	0.0%
India—Other †		2,035,954	1.7%
		2,046,305	1.7%

Indonesia †		643,006	0.5%

Ireland †		253,568	0.2%

Israel
Osem Investments Ltd.	219,994	5,226	0.0%
Israel—Other †		529,952	0.4%
		535,178	0.4%
Italy
Eni SPA	14,075,641	364,554	0.3%
Italy—Other †		2,106,877	1.7%
		2,471,431	2.0%
Japan
Toyota Motor Corp.	15,136,487	817,797	0.7%
Mitsubishi UFJ Financial Group Inc.	80,846,156	430,061	0.3%
SoftBank Corp.	5,378,658	400,592	0.3%
Honda Motor Co. Ltd.	10,247,218	340,051	0.3%
Japan—Other †		15,501,375	12.6%
		17,489,876	14.2%

[1]Malaysia †		1,124,320	0.9%

14

	Total International Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
	Mexico †		1,150,416	0.9%
	Morocco †		628	0.0%
	Netherlands
	Unilever NV	8,893,369	381,363	0.3%
	Netherlands—Other †		2,067,778	1.7%
			2,449,141	2.0%
	New Zealand †		233,588	0.2%
	Norway †		831,459	0.7%
	Other[2]
^,3	Vanguard FTSE Emerging Markets ETF	7,939,916	325,060	0.3%
	Peru †		64,595	0.1%
	Philippines †		384,957	0.3%
	Poland †		401,818	0.3%
	Portugal †		237,587	0.2%
	Russia †		1,028,103	0.8%
	Singapore
^	Cosco Corp. Singapore Ltd.	5,365,513	3,090	0.0%
	GMG Global Ltd.	14,172,000	1,018	0.0%
1	Singapore—Other †		1,396,880	1.1%
			1,400,988	1.1%
	South Africa †		1,864,476	1.5%
	South Korea
	Samsung Electronics Co. Ltd.	564,669	736,306	0.6%
	Hankook Shell Oil Co. Ltd.	3,396	1,539	0.0%
	South Korea—Other †		3,153,124	2.6%
			3,890,969	3.2%
	Spain
*	Banco Santander SA	65,972,194	656,146	0.5%
	Banco Bilbao Vizcaya Argentaria SA	33,029,254	406,851	0.3%
	Telefonica SA	23,026,788	386,443	0.3%
	Spain—Other †		1,552,014	1.3%
			3,001,454	2.4%
	Sweden †		2,846,311	2.3%

15

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Switzerland
Nestle SA		18,221,274	1,408,218	1.2%
Roche Holding AG		4,014,760	1,177,715	1.0%
Novartis AG		13,306,563	1,156,774	0.9%
UBS AG		20,134,128	421,083	0.3%
Switzerland—Other †			3,393,134	2.8%
			7,556,924	6.2%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.		116,357,063	457,208	0.4%
Taiwan—Other †			2,942,191	2.4%
			3,399,399	2.8%

Thailand †			646,877	0.5%

Turkey †			412,582	0.3%

United Arab Emirates †			190,970	0.2%

United Kingdom
HSBC Holdings plc		107,594,586	1,099,373	0.9%
BP plc		105,455,736	890,385	0.7%
Royal Dutch Shell plc Class A		19,669,017	777,608	0.6%
GlaxoSmithKline plc		27,780,703	767,605	0.6%
British American Tobacco plc		10,797,618	623,515	0.5%
Royal Dutch Shell plc Class B		14,014,424	595,073	0.5%
Vodafone Group plc		151,804,146	576,348	0.5%
AstraZeneca plc		7,128,142	562,664	0.5%
Diageo plc		14,392,313	440,983	0.4%
* Lloyds Banking Group plc		308,848,961	393,853	0.3%
BG Group plc		19,447,137	393,407	0.3%
Barclays plc		91,859,655	392,250	0.3%
BHP Billiton plc		12,068,690	391,807	0.3%
Rio Tinto plc		7,129,160	387,601	0.3%
Prudential plc		14,580,661	335,201	0.3%
Royal Dutch Shell plc Class A (Amsterdam Shares)		2,821,658	111,620	0.1%
United Kingdom—Other †			10,369,980	8.5%
			19,109,273	15.6%
Total Common Stocks (Cost $105,874,101)			121,966,379	99.3%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	0.124%	5,771,735,591	5,771,736	4.7%

16

Total International Stock Index Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
7U.S. Government and Agency Obligations †	56,794	0.1%
Total Temporary Cash Investments (Cost $5,828,530)	5,828,530	4.8%[4]
Total Investments (Cost $111,702,631)	127,794,909	104.1%
Other Assets and Liabilities
Other Assets	712,432	0.6%
Liabilities[5]	(5,692,659)	(4.7%)
	(4,980,227)	(4.1%)
Net Assets	122,814,682	100.0%

At April 30, 2014, net assets consisted of:
		Amount
		($000)
Paid-in Capital		107,204,973
Undistributed Net Investment Income		388,597
Accumulated Net Realized Losses		(896,278)
Unrealized Appreciation (Depreciation)
Investment Securities		16,092,278
Futures Contracts		14,509
Forward Currency Contracts		7,334
Foreign Currencies		3,269
Net Assets		122,814,682

Investor Shares—Net Assets
Applicable to 2,870,868,587 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		48,740,870
Net Asset Value Per Share—Investor Shares		$16.98

Admiral Shares—Net Assets
Applicable to 866,417,653 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		24,602,843
Net Asset Value Per Share—Admiral Shares		$28.40

Signal Shares—Net Assets
Applicable to 158,431,124 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		5,396,636
Net Asset Value Per Share—Signal Shares		$34.06

Institutional Shares—Net Assets
Applicable to 107,824,816 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		12,244,282
Net Asset Value Per Share—Institutional Shares		$113.56

17

Total International Stock Index Fund

Amount
($000)
Institutional Plus Shares—Net Assets
Applicable to 256,420,194 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	29,123,241
Net Asset Value Per Share—Institutional Plus Shares	$113.58

ETF Shares—Net Assets
Applicable to 51,253,884 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,706,810
Net Asset Value Per Share—ETF Shares	$52.81

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,986,402,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $34,424,000.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 4.1%, respectively, of net assets.
5 Includes $5,267,518,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Securities with a value of $50,295,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

18

Total International Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2014
($000)
Investment Income
Income
Dividends[1,2]	2,020,675
Interest[2]	458
Securities Lending	34,263
Total Income	2,055,396
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,228
Management and Administrative—Investor Shares	39,118
Management and Administrative—Admiral Shares	10,846
Management and Administrative—Signal Shares	2,215
Management and Administrative—Institutional Shares	3,732
Management and Administrative—Institutional Plus Shares	6,147
Management and Administrative—ETF Shares	1,031
Marketing and Distribution—Investor Shares	5,190
Marketing and Distribution—Admiral Shares	1,661
Marketing and Distribution—Signal Shares	691
Marketing and Distribution—Institutional Shares	1,444
Marketing and Distribution—Institutional Plus Shares	2,999
Marketing and Distribution—ETF Shares	285
Custodian Fees	13,455
Shareholders’ Reports—Investor Shares	77
Shareholders’ Reports—Admiral Shares	44
Shareholders’ Reports—Signal Shares	53
Shareholders’ Reports—Institutional Shares	71
Shareholders’ Reports—Institutional Plus Shares	48
Shareholders’ Reports—ETF Shares	39
Trustees’ Fees and Expenses	41
Total Expenses	91,415
Net Investment Income	1,963,981
Realized Net Gain (Loss)
Investment Securities Sold[2]	287,358
Futures Contracts	(6,335)
Foreign Currencies and Forward Currency Contracts	10,057
Realized Net Gain (Loss)	291,080
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,934,266
Futures Contracts	(1,281)
Foreign Currencies and Forward Currency Contracts	4,227
Change in Unrealized Appreciation (Depreciation)	1,937,212
Net Increase (Decrease) in Net Assets Resulting from Operations	4,192,273

1 Dividends are net of foreign withholding taxes of $137,451,000.

2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,870,000, $436,000, and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,963,981	2,603,888
Realized Net Gain (Loss)	291,080	621,418
Change in Unrealized Appreciation (Depreciation)	1,937,212	13,845,044
Net Increase (Decrease) in Net Assets Resulting from Operations	4,192,273	17,070,350
Distributions
Net Investment Income
Investor Shares	(729,407)	(1,309,409)
Admiral Shares	(360,649)	(589,421)
Signal Shares	(85,591)	(147,537)
Institutional Shares	(184,312)	(293,827)
Institutional Plus Shares	(413,383)	(547,611)
ETF Shares	(38,799)	(48,365)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,812,141)	(2,936,170)
Capital Share Transactions
Investor Shares	2,591,507	3,372,512
Admiral Shares	2,695,893	3,491,370
Signal Shares	(117,083)	1,128,876
Institutional Shares	994,376	2,543,728
Institutional Plus Shares	6,031,801	6,820,257
ETF Shares	455,610	990,364
Net Increase (Decrease) from Capital Share Transactions	12,652,104	18,347,107
Total Increase (Decrease)	15,032,236	32,481,287
Net Assets
Beginning of Period	107,782,446	75,301,159
End of Period[1]	122,814,682	107,782,446

1 Net Assets—End of Period includes undistributed net investment income of $388,597,000 and $243,359,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$16.67	$14.31	$14.24	$15.48	$13.99	$10.97
Investment Operations
Net Investment Income	. 276[1]	.425	.405	.434[2]	. 356[2]	.544 [3]
Net Realized and Unrealized Gain (Loss)
on Investments	.293	2.428	.305	(1.425)	1.478	2.801
Total from Investment Operations	.569	2.853	.710	(.991)	1.834	3.345
Distributions
Dividends from Net Investment Income	(.259)	(.493)	(.640)	(.249)	(.344)	(.325)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.259)	(.493)	(.640)	(.249)	(.344)	(.325)
Net Asset Value, End of Period	$16.98	$16.67	$14.31	$14.24	$15.48	$13.99

Total Return [4]	3.49%	20.37%	5.32%	-6.54%	13.28%	31.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,741	$45,205	$35,564	$30,912	$39,443	$24,329
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.26%	0.27%
Acquired Fund Fees and Expenses	—	—	—	—	—	0.05%
Ratio of Net Investment Income to
Average Net Assets	2.99%[1]	2.79%	3.17%	2.95%	2.52%	4.73%[3]
Portfolio Turnover Rate[5]	3%	5%	3%	3%	6%	12%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.

1 Net investment income per share and the ratio of net investment income to average net assets include $.067 and 0.42%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014. 2 Calculated based on average shares outstanding.

3 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.

4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Admiral Shares
	Six Months			Nov. 29,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$27.89	$23.94	$23.81	$25.00
Investment Operations
Net Investment Income	.473[2]	.733	.681	.842[3]
Net Realized and Unrealized Gain (Loss) on Investments	.481	4.069	.530	(1.615)
Total from Investment Operations	.954	4.802	1.211	(.773)
Distributions
Dividends from Net Investment Income	(.444)	(.852)	(1.081)	(.417)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.444)	(.852)	(1.081)	(.417)
Net Asset Value, End of Period	$28.40	$27.89	$23.94	$23.81

Total Return[4]	3.50%	20.51%	5.43%	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,603	$21,438	$15,153	$13,190
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.16%	0.18%[5]
Ratio of Net Investment Income to Average Net Assets	3.07%[2]	2.87%	3.23%	2.99%[5]
Portfolio Turnover Rate[6]	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.111 and 0.42%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Signal Shares
	Six Months			Nov. 30,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$33.45	$28.72	$28.57	$29.66
Investment Operations
Net Investment Income	.566[2]	.877	.821	.931[3]
Net Realized and Unrealized Gain (Loss) on Investments	.576	4.875	.635	(1.520)
Total from Investment Operations	1.142	5.752	1.456	(.589)
Distributions
Dividends from Net Investment Income	(.532)	(1.022)	(1.306)	(.501)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.532)	(1.022)	(1.306)	(.501)
Net Asset Value, End of Period	$34.06	$33.45	$28.72	$28.57

Total Return[4]	3.49%	20.48%	5.44%	-2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,397	$5,414	$3,583	$2,012
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.16%	0.18%[5]
Ratio of Net Investment Income to Average Net Assets	3.07%[2]	2.87%	3.23%	2.99%[5]
Portfolio Turnover Rate[6]	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.134 and 0.42%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months			Nov. 29,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$111.51	$95.75	$95.29	$100.00
Investment Operations
Net Investment Income	1.899[2]	2.948	2.818	3.208[3]
Net Realized and Unrealized Gain (Loss) on Investments	1.936	16.255	2.048	(6.245)
Total from Investment Operations	3.835	19.203	4.866	(3.037)
Distributions
Dividends from Net Investment Income	(1.785)	(3.443)	(4.406)	(1.673)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.785)	(3.443)	(4.406)	(1.673)
Net Asset Value, End of Period	$113.56	$111.51	$95.75	$95.29

Total Return[4]	3.52%	20.51%	5.46%	-3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,244	$11,024	$7,062	$3,788
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	3.09%[2]	2.89%	3.27%	3.04%[5]
Portfolio Turnover Rate[6]	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.42%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months			Nov. 30,
	Ended	Year Ended		2010[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$111.53	$95.77	$95.31	$98.88
Investment Operations
Net Investment Income	1.911[2]	2.968	2.778	2.596 [3]
Net Realized and Unrealized Gain (Loss) on Investments	1.936	16.259	2.110	(4.492)
Total from Investment Operations	3.847	19.227	4.888	(1.896)
Distributions
Dividends from Net Investment Income	(1.797)	(3.467)	(4.428)	(1.674)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.797)	(3.467)	(4.428)	(1.674)
Net Asset Value, End of Period	$113.58	$111.53	$95.77	$95.31

Total Return [4]	3.53%	20.54%	5.48%	-2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,123	$22,504	$12,973	$6,965
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[5]
Ratio of Net Investment Income to Average Net Assets	3.11%[2]	2.91%	3.29%	3.07%[5]
Portfolio Turnover Rate[6]	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.446 and 0.42%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Financial Highlights

ETF Shares
	Six Months			Jan. 26,
	Ended	Year Ended		2011[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$51.86	$44.53	$44.33	$50.00
Investment Operations
Net Investment Income	. 878 [2]	1.365	1.283	1.021[3]
Net Realized and Unrealized Gain (Loss) on Investments	.897	7.555	.965	(6.691)
Total from Investment Operations	1.775	8.920	2.248	(5.670)
Distributions
Dividends from Net Investment Income	(.825)	(1.590)	(2.048)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.825)	(1.590)	(2.048)	—
Net Asset Value, End of Period	$52.81	$51.86	$44.53	$44.33

Total Return	3.49%	20.50%	5.43%	-11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,707	$2,198	$966	$435
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.16%	0.18%[4]
Ratio of Net Investment Income to Average Net Assets	3.07%[2]	2.87%	3.23%	2.99%[4]
Portfolio Turnover Rate[5]	3%	5%	3%	3%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Net investment income per share and the ratio of net investment income to average net assets include $.208 and 0.42%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Calculated based on average shares outstanding.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

27

Total International Stock Index Fund

market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on quarterly average notional amounts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2010–2013), and for the period ended April 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the

28

Total International Stock Index Fund

collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2014, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2014, the fund had contributed capital of $12,815,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 5.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

29

Total International Stock Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	13,357,941	7,174	4,154
Common Stocks—Other	739,682	107,749,525	107,903
Temporary Cash Investments	5,771,736	56,794	—
Futures Contracts—Liabilities[1]	(174)	—	—
Forward Currency Contracts—Assets	—	7,875	—
Forward Currency Contracts—Liabilities	—	(541)	—
Total	19,869,185	107,820,827	112,057
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $2,157,465,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At April 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	7,875	7,875
Liabilities	(174)	(541)	(715)

30

Total International Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(6,335)	—	(6,335)
Forward Currency Contracts	—	16,659	16,659
Realized Net Gain (Loss) on Derivatives	(6,335)	16,659	10,324

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(1,281)	—	(1,281)
Forward Currency Contracts	—	1,202	1,202
Change in Unrealized Appreciation
(Depreciation) on Derivatives	(1,281)	1,202	(79)

At April 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	June 2014	2,561	291,660	10,569
Dow Jones EURO STOXX 50 Index	June 2014	5,785	252,268	11,107
Topix Index	June 2014	1,571	177,708	(9,783)
S&P ASX 200 Index	June 2014	982	124,403	2,616
				14,509

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At April 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

31

Total International Stock Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	6/25/14	GBP	166,467	USD	275,969	4,973
Brown Brothers Harriman & Co.	6/25/14	EUR	173,927	USD	241,807	(541)
Brown Brothers Harriman & Co.	6/24/14	AUD	131,397	USD	118,995	2,607
Brown Brothers Harriman & Co.	6/25/14	JPY	4,852,241	USD	47,180	295
						7,334
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At April 30, 2014, the counterparty had deposited in segregated accounts cash of $6,740,000 in connection with amounts due to the fund for open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2014, the fund realized net foreign currency losses of $6,602,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

During the six months ended April 30, 2014, the fund realized $5,004,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2013, the fund had available capital losses totaling $1,169,306,000 to offset future net capital gains through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2014, the cost of investment securities for tax purposes was $112,048,206,000. Net unrealized appreciation of investment securities for tax purposes was $15,746,703,000, consisting of unrealized gains of $23,534,009,000 on securities that had risen in value since their purchase and $7,787,306,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Total International Stock Index Fund

F. During the six months ended April 30, 2014, the fund purchased $13,802,619,000 of investment securities and sold $1,632,270,000 of investment securities, other than temporary cash investments. Purchases and sales include $436,103,000 and $9,947,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2014	October 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,465,952	272,235	7,729,601	505,198
Issued in Lieu of Cash Distributions	724,476	44,556	1,297,848	86,811
Redeemed	(2,598,921)	(157,253)	(5,654,937)	(365,930)
Net Increase (Decrease)—Investor Shares	2,591,507	159,538	3,372,512	226,079
Admiral Shares
Issued	3,500,876	126,552	4,839,204	187,784
Issued in Lieu of Cash Distributions	319,050	11,732	523,852	20,925
Redeemed	(1,124,033)	(40,653)	(1,871,686)	(72,877)
Net Increase (Decrease)—Admiral Shares	2,695,893	97,631	3,491,370	135,832
Signal Shares
Issued	978,896	29,541	2,320,703	75,263
Issued in Lieu of Cash Distributions	77,905	2,388	133,247	4,437
Redeemed	(1,173,884)	(35,339)	(1,325,074)	(42,607)
Net Increase (Decrease)—Signal Shares	(117,083)	(3,410)	1,128,876	37,093
Institutional Shares
Issued	2,052,151	18,535	4,566,743	44,639
Issued in Lieu of Cash Distributions	177,500	1,632	282,389	2,820
Redeemed	(1,235,275)	(11,203)	(2,305,404)	(22,352)
Net Increase (Decrease)—Institutional Shares	994,376	8,964	2,543,728	25,107
Institutional Plus Shares
Issued	6,186,967	55,988	7,960,601	77,447
Issued in Lieu of Cash Distributions	400,962	3,687	524,781	5,233
Redeemed	(556,128)	(5,020)	(1,665,125)	(16,374)
Net Increase (Decrease)—Institutional Plus Shares	6,031,801	54,655	6,820,257	66,306
ETF Shares
Issued	466,042	9,068	1,043,278	21,792
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(10,432)	(200)	(52,914)	(1,100)
Net Increase (Decrease)—ETF Shares	455,610	8,868	990,364	20,692

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2014, that would require recognition or disclosure in these financial statements.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended April 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	10/31/2013	4/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,034.88	$1.11
Admiral Shares	1,000.00	1,034.98	0.71
Signal Shares	1,000.00	1,034.91	0.71
Institutional Shares	1,000.00	1,035.17	0.61
Institutional Plus Shares	1,000.00	1,035.28	0.50
ETF Shares	1,000.00	1,034.89	0.71
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.20	0.60
Institutional Plus Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.14% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

35

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services since the fund began investing directly in stocks in 2008, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since 2008, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

36

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

37

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total International Stock Index: Total International Composite Index through August 31, 2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI

Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter.

38

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]

F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five
Years: Chairman of the Board of The Vanguard Group,
Inc., and of each of the investment companies served
by The Vanguard Group, since January 2010; Director
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group, and of
each of the investment companies served by The
Vanguard Group, since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive
Chief Staff and Marketing Officer for North America
and Corporate Vice President (retired 2008) of Xerox
Corporation (document management products and
services); Executive in Residence and 2009–2010
Distinguished Minett Professor at the Rochester
Institute of Technology; Director of SPX Corporation
(multi-industry manufacturing), the United Way of
Rochester, Amerigroup Corporation (managed health
care), the University of Rochester Medical Center,
Monroe Community College Foundation, and North
Carolina A&T University.

Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
Principal Occupation(s) During the Past Five Years:
Chairman and Chief Executive Officer (retired 2009)
and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.

Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science, School of
Arts and Sciences, and Professor of Communication,
Annenberg School for Communication, with secondary
faculty appointments in the Department of Philosophy,
School of Arts and Sciences, and at the Graduate
School of Education, University of Pennsylvania;
Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.

JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Vice President and Chief Global Diversity Officer
(retired 2008) and Member of the Executive
Committee (1997–2008) of Johnson & Johnson
(pharmaceuticals/medical devices/consumer
products); Director of Skytop Lodge Corporation
(hotels), the University Medical Center at Princeton,
the Robert Wood Johnson Foundation, and the Center
for Talent Innovation; Member of the Advisory Board
of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2009) of Cummins
Inc. (industrial machinery); Chairman of the Board
of Hillenbrand, Inc. (specialized consumer services),
and of Oxfam America; Director of SKF AB (industrial
machinery), Hyster-Yale Materials Handling, Inc.
(forklift trucks), the Lumina Foundation for Education,

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1132 062014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.6%)
Commonwealth Bank of Australia	9,195,097	676,404
BHP Billiton Ltd.	18,337,738	645,797
Westpac Banking Corp.	17,599,618	576,470
Australia & New Zealand Banking Group Ltd.	15,519,517	499,076
National Australia Bank Ltd.	13,126,752	432,232
Wesfarmers Ltd.	6,505,640	258,920
Woolworths Ltd.	7,011,049	243,649
CSL Ltd.	2,924,656	186,449
Rio Tinto Ltd.	2,488,173	143,492
Woodside Petroleum Ltd.	3,528,781	134,134
Telstra Corp. Ltd.	25,056,113	121,826
Westfield Group	11,044,840	112,705
Macquarie Group Ltd.	1,827,383	98,452
Suncorp Group Ltd.	7,346,354	89,216
Origin Energy Ltd.	6,202,490	86,165
AMP Ltd.	16,709,762	78,639
Brambles Ltd.	8,869,147	77,989
QBE Insurance Group Ltd.	6,824,053	73,650
Insurance Australia Group Ltd.	13,123,736	70,144
Santos Ltd.	5,452,615	69,910
Amcor Ltd.	6,891,044	66,133
Aurizon Holdings Ltd.	11,693,445	56,459
Transurban Group	8,302,691	56,075
Oil Search Ltd.	6,554,176	54,302
Westfield Retail Trust	17,415,363	51,741
Stockland	13,132,048	47,606
AGL Energy Ltd.	3,138,094	46,067
Goodman Group	9,772,096	45,391
Fortescue Metals Group Ltd.	9,162,167	43,337
Orica Ltd.	2,076,843	42,385
* Newcrest Mining Ltd.	4,243,561	41,388
Sonic Healthcare Ltd.	2,258,638	37,257
Lend Lease Group	3,061,628	37,003
ASX Ltd.	1,095,429	36,250
Dexus Property Group	32,933,833	34,842
Mirvac Group	20,930,971	34,156
GPT Group	8,992,216	32,816
Computershare Ltd.	2,815,530	32,454
Crown Resorts Ltd.	2,160,059	32,323
James Hardie Industries plc	2,489,844	31,965
Ramsay Health Care Ltd.	735,062	30,714
Seek Ltd.	1,918,622	30,049
^ APA Group	4,592,276	28,465
Asciano Ltd.	5,568,944	28,103
Coca-Cola Amatil Ltd.	3,061,324	26,428
Incitec Pivot Ltd.	9,290,002	24,937
Bendigo and Adelaide Bank Ltd.	2,286,199	24,503
Sydney Airport	5,959,195	23,417
Boral Ltd.	4,351,917	23,096
CFS Retail Property Trust Group	12,027,914	22,519
Bank of Queensland Ltd.	1,969,612	22,518
Tatts Group Ltd.	7,857,967	22,101
Challenger Ltd.	3,127,663	20,578
Iluka Resources Ltd.	2,383,797	19,804
* BlueScope Steel Ltd.	3,187,892	19,273
WorleyParsons Ltd.	1,224,563	19,203
Toll Holdings Ltd.	3,846,183	18,972
Federation Centres Ltd.	8,130,159	18,872
Cochlear Ltd.	325,007	17,766

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Alumina Ltd.	13,835,866	17,380
^	Leighton Holdings Ltd.	908,326	16,152
	Caltex Australia Ltd.	771,468	16,015
	Flight Centre Travel Group Ltd.	318,795	15,989
	Aristocrat Leisure Ltd.	3,151,822	14,787
	ALS Ltd.	2,111,297	14,767
	Tabcorp Holdings Ltd.	4,168,792	14,448
	Ansell Ltd.	849,337	14,304
	DUET Group	7,007,881	14,151
	REA Group Ltd.	301,360	13,143
	Treasury Wine Estates Ltd.	3,658,994	13,031
	Metcash Ltd.	4,981,104	12,868
	SP AusNet	9,468,905	12,340
	Echo Entertainment Group Ltd.	4,681,558	12,313
	Spark Infrastructure Group	7,458,660	12,257
	carsales.com Ltd.	1,165,778	11,806
	Navitas Ltd.	1,715,962	11,767
	Primary Health Care Ltd.	2,642,046	11,548
	Beach Energy Ltd.	7,214,911	11,547
	Downer EDI Ltd.	2,431,179	11,350
	DuluxGroup Ltd.	2,085,965	11,142
	David Jones Ltd.	2,977,198	10,907
	Perpetual Ltd.	246,772	10,803
	Investa Office Fund	3,441,456	10,714
	Australand Property Group	2,642,736	10,533
	IOOF Holdings Ltd.	1,313,121	10,382
^	JB Hi-Fi Ltd.	561,161	10,084
	Adelaide Brighton Ltd.	2,694,793	9,823
	CSR Ltd.	2,869,509	9,772
	Fairfax Media Ltd.	10,690,437	9,768
*	Aurora Oil & Gas Ltd.	2,506,752	9,525
	GrainCorp Ltd. Class A	1,137,246	9,379
	TPG Telecom Ltd.	1,604,441	8,897
	Orora Ltd.	6,847,487	8,879
^	Harvey Norman Holdings Ltd.	2,848,188	8,717
	Mineral Resources Ltd.	786,693	8,542
	Arrium Ltd.	7,609,547	8,481
*	Sims Metal Management Ltd.	907,424	8,299
	Qube Holdings Ltd.	3,914,790	8,107
^	Monadelphous Group Ltd.	486,447	7,931
	Platinum Asset Management Ltd.	1,284,263	7,890
	BWP Trust	3,303,081	7,681
	Cromwell Property Group	8,236,736	7,589
	G8 Education Ltd.	1,725,214	7,524
	Super Retail Group Ltd.	790,689	7,484
*	Recall Holdings Ltd.	1,758,465	7,429
	Charter Hall Group	1,867,151	7,307
	NIB Holdings Ltd.	2,826,552	7,236
*	Qantas Airways Ltd.	6,250,028	7,110
	Myer Holdings Ltd.	3,286,552	6,809
	Magellan Financial Group Ltd.	570,432	6,666
	Domino's Pizza Enterprises Ltd.	346,301	6,388
	Macquarie Atlas Roads Group	2,196,335	6,372
	Seven West Media Ltd.	3,626,610	6,301
	Charter Hall Retail REIT	1,744,399	6,271
	Breville Group Ltd.	732,667	6,257
*	Transpacific Industries Group Ltd.	5,956,279	6,194
	Goodman Fielder Ltd.	9,840,862	6,176
	Invocare Ltd.	616,239	6,109
	OZ Minerals Ltd.	1,697,121	5,841
^	UGL Ltd.	927,323	5,832
	Shopping Centres Australasia Property Group	3,600,479	5,815
	Envestra Ltd.	5,188,097	5,631
^	Cardno Ltd.	851,143	5,543

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Ardent Leisure Group	2,218,573	5,516
	Iress Ltd.	711,084	5,486
	Automotive Holdings Group Ltd.	1,460,899	5,446
	PanAust Ltd.	3,401,736	5,116
	iiNET Ltd.	762,670	5,092
	Independence Group NL	1,244,977	5,047
^	M2 Group Ltd.	949,978	4,992
	Regis Resources Ltd.	2,118,395	4,804
	SAI Global Ltd.	1,142,513	4,540
*,^	Whitehaven Coal Ltd.	3,310,329	4,511
*	Sandfire Resources NL	842,688	4,477
	Sigma Pharmaceuticals Ltd.	6,520,753	4,401
	Atlas Iron Ltd.	5,143,257	4,362
*,^	Mesoblast Ltd.	1,003,253	4,353
^	Western Areas Ltd.	1,126,017	4,346
	GWA Group Ltd.	1,725,549	4,329
	FlexiGroup Ltd.	1,201,373	4,326
	Seven Group Holdings Ltd.	554,382	4,247
	Mermaid Marine Australia Ltd.	2,058,549	4,101
	Premier Investments Ltd.	436,079	4,028
*	Senex Energy Ltd.	6,477,048	4,023
	New Hope Corp. Ltd.	1,373,781	3,993
*	AWE Ltd.	2,730,627	3,989
	Abacus Property Group	1,743,663	3,959
*,^	Aveo Group	2,059,562	3,896
	Nufarm Ltd.	993,652	3,844
^	ARB Corp. Ltd.	336,615	3,823
^	Sirtex Medical Ltd.	258,605	3,796
	Bradken Ltd.	939,619	3,708
*,^	Drillsearch Energy Ltd.	2,382,351	3,567
	Southern Cross Media Group Ltd.	2,956,427	3,540
	Northern Star Resources Ltd.	3,174,896	3,473
	BT Investment Management Ltd.	521,184	3,253
	Village Roadshow Ltd.	487,579	3,201
	Ainsworth Game Technology Ltd.	819,221	3,169
*,^	Sirius Resources NL	1,237,002	3,116
*	Australian Agricultural Co. Ltd.	2,432,883	2,895
*	Karoon Gas Australia Ltd.	1,207,812	2,776
*	Sundance Energy Australia Ltd.	2,836,759	2,750
*	Transfield Services Ltd.	2,959,723	2,650
*	Ten Network Holdings Ltd.	10,498,587	2,645
	Amcom Telecommunications Ltd.	1,348,830	2,639
	McMillan Shakespeare Ltd.	289,279	2,620
*,^	Beadell Resources Ltd.	4,226,504	2,602
*,^	Horizon Oil Ltd.	7,320,026	2,593
	Skilled Group Ltd.	1,001,497	2,561
*	Virgin Australia Holdings Ltd.	7,330,704	2,523
*	Steadfast Group Ltd.	1,753,911	2,498
	Retail Food Group Ltd.	640,532	2,491
	Cabcharge Australia Ltd.	677,103	2,444
	STW Communications Group Ltd.	1,859,408	2,442
	Mount Gibson Iron Ltd.	3,540,575	2,418
*,^	Syrah Resources Ltd.	667,911	2,403
^	Virtus Health Ltd.	347,088	2,399
	Pacific Brands Ltd.	5,086,178	2,395
	Tassal Group Ltd.	609,899	2,353
*	Mayne Pharma Group Ltd.	2,910,898	2,306
*,^	Paladin Energy Ltd.	5,484,320	2,230
*	Papillon Resources Ltd.	1,829,429	2,221
*,^	Aquila Resources Ltd.	934,712	2,180
*	APN News & Media Ltd.	3,238,850	2,136
	Tox Free Solutions Ltd.	659,514	2,124
	Hills Ltd.	1,325,409	2,086
	Cedar Woods Properties Ltd.	307,369	2,070

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Evolution Mining Ltd.	2,591,432	2,068
*	Energy World Corp. Ltd.	7,709,017	2,047
^	GUD Holdings Ltd.	406,914	2,027
*	Platinum Capital Ltd.	1,280,660	1,979
*	Resolute Mining Ltd.	3,500,881	1,979
*,^	Medusa Mining Ltd.	1,164,902	1,957
*	Technology One Ltd.	801,012	1,880
*,^	Cudeco Ltd.	1,035,336	1,815
	Programmed Maintenance Services Ltd.	673,415	1,783
	Credit Corp. Group Ltd.	212,381	1,779
	Wotif.com Holdings Ltd.	681,997	1,697
*,^	Lynas Corp. Ltd.	10,847,810	1,663
	MACA Ltd.	817,461	1,634
*	NEXTDC Ltd.	911,382	1,574
*	Roc Oil Co. Ltd.	3,514,266	1,570
	NRW Holdings Ltd.	1,473,181	1,541
*	Linc Energy Ltd.	1,620,097	1,525
	Thorn Group Ltd.	765,201	1,524
^	Reject Shop Ltd.	162,968	1,518
*,^	Tiger Resources Ltd.	4,546,788	1,512
	RCR Tomlinson Ltd.	593,736	1,512
*	Silex Systems Ltd.	884,942	1,492
^	Cash Converters International Ltd.	1,433,369	1,455
	Challenger Diversified Property Group	565,912	1,441
^	Ausdrill Ltd.	1,642,190	1,425
*,^	Billabong International Ltd.	3,214,787	1,422
	BC Iron Ltd.	347,903	1,417
	Decmil Group Ltd.	747,582	1,417
*,^	Buru Energy Ltd.	1,238,824	1,352
*	Saracen Mineral Holdings Ltd.	4,383,020	1,349
^	SMS Management & Technology Ltd.	381,895	1,334
	UXC Ltd.	1,636,672	1,286
*	Energy Resources of Australia Ltd.	996,540	1,228
*,^	ERM Power Ltd.	703,225	1,199
	Sunland Group Ltd.	738,902	1,148
*,^	Sundance Resources Ltd.	13,275,845	1,116
	Astro Japan Property Group	314,943	1,113
	Growthpoint Properties Australia Ltd.	486,678	1,100
^	Webjet Ltd.	429,436	1,098
	Australian Pharmaceutical Industries Ltd.	2,029,955	1,095
*	Mineral Deposits Ltd.	573,281	1,066
*,^	Silver Lake Resources Ltd.	2,781,424	1,064
*,^	Newcrest Mining Ltd. ADR	107,626	1,056
*,^	Starpharma Holdings Ltd.	1,579,305	1,043
*,^	Perseus Mining Ltd.	2,916,487	955
*,^	Kingsgate Consolidated Ltd.	1,117,451	934
*,^	Troy Resources Ltd.	948,043	865
	Panoramic Resources Ltd.	1,471,028	863
	Acrux Ltd.	855,626	827
*,^	Boart Longyear Ltd.	2,958,054	787
*,^	Intrepid Mines Ltd.	3,008,906	770
^	Aspen Group	611,027	763
*	Emeco Holdings Ltd.	3,060,601	745
	Imdex Ltd.	1,032,390	708
	Mincor Resources NL	856,799	642
^	Watpac Ltd.	802,416	601
*	Sims Metal Management Ltd. ADR	66,577	601
*,^	Infigen Energy	3,435,073	591
*	St. Barbara Ltd.	2,921,721	587
^	Fleetwood Corp. Ltd.	255,844	550
*,^	Dart Energy Ltd.	4,890,170	548
^	Oakton Ltd.	397,847	537
*	Macmahon Holdings Ltd.	4,755,777	466
*	Indophil Resources NL	3,574,022	466

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Tap Oil Ltd.	1,197,134	462
*,^	Kingsrose Mining Ltd.	1,214,322	457
*,^	Gunns Ltd.	3,024,191	450
	Crowe Horwath Australasia Ltd.	1,136,365	391
*	Equatorial Resources Ltd.	704,038	333
*	Nexus Energy Ltd.	5,925,255	325
*,^	Rex Minerals Ltd.	1,020,709	318
*,^	Coalspur Mines Ltd.	1,768,018	296
^	Forge Group Ltd.	337,261	287
*	Cape Lambert Resources Ltd.	2,817,988	262
*	Galaxy Resources Ltd.	4,742,782	256
*	Kagara Ltd.	2,282,838	254
*,^	Gindalbie Metals Ltd.	4,554,359	246
*	Gunns Ltd.	3,440	136
*,^	Mirabela Nickel Ltd.	3,016,807	45
*	BGP Holdings PLC	17,449,685	—
			6,902,634
Austria (0.3%)
	Erste Group Bank AG	1,631,493	54,859
	OMV AG	819,838	38,332
	Voestalpine AG	640,033	29,237
	Andritz AG	413,272	25,672
	Raiffeisen Bank International AG	668,532	21,133
	IMMOFINANZ AG	5,455,022	20,258
	Wienerberger AG	657,940	12,212
	Telekom Austria AG	1,225,533	12,162
	Vienna Insurance Group AG Wiener Versicherung Gruppe	218,624	11,693
^	Oesterreichische Post AG	190,467	9,734
	Schoeller-Bleckmann Oilfield Equipment AG	63,113	8,023
	CA Immobilien Anlagen AG	417,082	7,951
^	Verbund AG	378,911	7,347
	Flughafen Wien AG	59,214	5,814
	Atrium European Real Estate Ltd.	1,006,864	5,799
*	Mayr Melnhof Karton AG	45,350	5,774
	RHI AG	145,962	5,109
*,^	Conwert Immobilien Invest SE	347,758	5,010
*	BUWOG AG	272,751	5,008
	Lenzing AG	52,451	3,348
	Strabag SE	117,037	3,272
	Zumtobel AG	153,640	3,195
2	AMAG Austria Metall AG	80,963	2,786
	S IMMO AG	308,974	2,442
	EVN AG	174,988	2,439
	Palfinger AG	60,231	2,229
^	Kapsch TrafficCom AG	25,214	1,399
			312,237
Belgium (0.9%)
	Anheuser-Busch InBev NV	4,557,782	496,785
	KBC Groep NV	1,568,407	95,710
	UCB SA	661,436	54,256
	Ageas	1,240,735	53,397
	Solvay SA Class A	323,036	52,350
^	Groupe Bruxelles Lambert SA	443,494	44,842
	Delhaize Group SA	578,494	43,077
	Umicore SA	636,473	31,200
^	Belgacom SA	797,720	24,417
	Colruyt SA	401,265	22,690
	Ackermans & van Haaren NV	141,329	18,276
	Telenet Group Holding NV	272,066	15,956
*	bpost SA	565,395	12,744
	Cofinimmo	96,509	11,826
	Sofina SA	97,882	11,751
	Arseus NV	157,211	8,905
	NV Bekaert SA	209,701	8,535

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Elia System Operator SA	150,712	7,994
	D'ieteren SA	153,678	7,110
^	Befimmo SA	95,480	6,960
	Gimv NV	103,671	5,375
*,^	ThromboGenics NV	155,181	4,944
*	Warehouses De Pauw SCA	62,211	4,801
	Melexis NV	116,791	4,696
	Cie d'Entreprises CFE	39,049	4,303
	Barco NV	51,299	3,823
^	Nyrstar (Voting Shares)	909,292	3,621
	EVS Broadcast Equipment SA	55,864	3,538
*	AGFA-Gevaert NV	901,598	3,454
	Tessenderlo Chemie NV (Voting Shares)	110,133	3,373
	Mobistar SA	165,453	3,229
*	KBC Ancora	86,743	3,186
	Cie Maritime Belge SA	100,627	2,990
	Sipef SA	32,111	2,804
*	Euronav NV	228,354	2,763
^	Econocom Group	245,155	2,629
^	Van de Velde NV	37,297	1,985
*	RHJ International	379,744	1,858
	Wereldhave Belgium NV	11,488	1,468
*	Ion Beam Applications	95,519	1,321
*	Intervest Offices & Warehouses	37,262	1,164
*,^	Dexia SA	2,875,273	163
			1,096,269
Brazil (2.3%)
	Itau Unibanco Holding SA Prior Pfd.	8,887,675	146,683
	AMBEV SA	19,573,180	143,085
	Petroleo Brasileiro SA Prior Pfd.	16,630,261	123,585
	Banco Bradesco SA Prior Pfd.	8,106,646	120,668
	Petroleo Brasileiro SA	16,011,087	112,234
	Vale SA Prior Pfd.	7,595,118	89,994
	Itau Unibanco Holding SA ADR	5,449,063	89,147
	BRF SA	3,900,553	88,341
	Cielo SA	4,129,802	73,159
	Itausa - Investimentos Itau SA Prior Pfd.	16,354,235	71,879
	Vale SA	5,116,993	67,469
	Petroleo Brasileiro SA ADR	4,007,804	59,316
	Banco Bradesco SA ADR	3,936,470	58,535
	BM&FBovespa SA	10,795,729	55,195
	Ultrapar Participacoes SA	2,193,816	55,078
	AMBEV SA ADR	7,118,516	51,609
	Banco do Brasil SA	4,889,702	51,337
	Vale SA Class B ADR	3,957,633	46,977
	Banco Bradesco SA	2,887,685	44,356
	BB Seguridade Participacoes SA	3,419,182	40,069
	CCR SA	4,931,977	38,598
	Petroleo Brasileiro SA ADR	2,640,090	36,644
	Vale SA Class B ADR	2,503,617	33,098
	Kroton Educacional SA	1,380,062	29,560
	Telefonica Brasil SA Prior Pfd.	1,180,600	24,801
	BRF SA ADR	1,078,848	24,382
	Embraer SA	2,585,381	22,355
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	471,102	22,290
	Itau Unibanco Holding SA	1,435,379	22,112
	Banco Santander Brasil SA	3,198,647	21,375
	Cia Energetica de Minas Gerais Prior Pfd.	2,787,877	21,243
	BR Malls Participacoes SA	2,445,576	21,047
	Lojas Renner SA	710,100	20,891
	Gerdau SA Prior Pfd.	3,369,368	20,203
	Souza Cruz SA	2,189,526	19,983
	Tim Participacoes SA	3,650,438	19,810
	Grupo BTG Pactual	1,447,044	19,748

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	WEG SA	1,567,280	18,915
	Lojas Americanas SA Prior Pfd.	2,444,096	18,514
	Tractebel Energia SA	1,189,232	17,686
	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	351,324	16,709
	Natura Cosmeticos SA	972,781	16,661
	CETIP SA - Mercados Organizados	1,249,002	15,914
	Hypermarcas SA	2,152,210	15,859
	Anhanguera Educacional Participacoes SA	2,498,064	15,461
	Banco Santander Brasil SA ADR	2,275,459	15,132
	Estacio Participacoes SA	1,370,787	14,681
*	Klabin SA	2,747,433	14,416
*	JBS SA	4,037,814	13,944
	Totvs SA	786,614	12,845
	Cia Energetica de Sao Paulo Prior Pfd.	1,047,761	12,419
	Embraer SA ADR	353,983	12,177
	Raia Drogasil SA	1,423,454	12,129
	Localiza Rent a Car SA	808,326	12,072
	CPFL Energia SA	1,367,860	11,601
	Metalurgica Gerdau SA Prior Pfd. Class A	1,565,741	11,348
	Bradespar SA Prior Pfd.	1,300,007	11,252
	M Dias Branco SA	259,394	11,212
	Cia Energetica de Minas Gerais ADR	1,474,055	11,114
	Telefonica Brasil SA ADR	520,551	11,036
*	Qualicorp SA	1,135,071	11,031
	Oi SA Prior Pfd.	11,465,051	11,004
	Cosan SA Industria e Comercio	628,694	10,782
	Cia de Saneamento Basico do Estado de Sao Paulo	1,076,394	10,196
	ALL - America Latina Logistica SA	2,487,554	9,851
	Multiplan Empreendimentos Imobiliarios SA	437,387	9,667
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,593,319	9,661
	Cia Siderurgica Nacional SA	2,481,981	9,528
	Gerdau SA ADR	1,546,278	9,293
	BR Properties SA	1,139,849	9,104
*	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	2,287,302	8,945
	Cia Hering	809,855	8,557
	Cia de Saneamento Basico do Estado de Sao Paulo ADR	871,290	8,260
	Porto Seguro SA	552,070	8,047
*	Fibria Celulose SA	704,655	7,016
	Duratex SA	1,587,635	6,871
	EcoRodovias Infraestrutura e Logistica SA	1,134,262	6,781
	Equatorial Energia SA	685,502	6,259
^	Cia Siderurgica Nacional SA ADR	1,608,089	6,223
	EDP - Energias do Brasil SA	1,420,082	6,171
	Sul America SA	783,400	5,744
*,^	Fibria Celulose SA ADR	566,062	5,621
	Tim Participacoes SA ADR	207,108	5,573
	MRV Engenharia e Participacoes SA	1,752,812	5,550
	Centrais Eletricas Brasileiras SA Prior Pfd.	981,268	5,549
	Banco do Estado do Rio Grande do Sul SA Prior Pfd.	981,896	5,509
	Mills Estruturas e Servicos de Engenharia SA	434,979	5,486
	Suzano Papel e Celulose SA Prior Pfd. Class A	1,678,806	5,474
	Odontoprev SA	1,363,096	5,471
	Cia de Saneamento de Minas Gerais-COPASA	343,743	5,365
	Marcopolo SA Prior Pfd.	2,904,568	5,328
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	315,398	4,887
	Braskem SA Prior Pfd.	713,246	4,869
*	PDG Realty SA Empreendimentos e Participacoes	7,674,832	4,716
	Smiles SA	248,800	4,714
	Transmissora Alianca de Energia Eletrica SA	520,777	4,660
	Oi SA	4,602,315	4,644
	Lojas Americanas SA	706,500	4,515
^	Cia Paranaense de Energia ADR	313,656	4,501
	AES Tiete SA Prior Pfd.	558,360	4,385
*	B2W Cia Digital	376,543	4,185

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Diagnosticos da America SA	676,000	4,008
	Alpargatas SA Prior Pfd.	808,511	3,989
	Sao Martinho SA	262,239	3,928
	Cia Paranaense de Energia Prior Pfd.	268,550	3,848
	Aliansce Shopping Centers SA	459,940	3,795
	Iochpe-Maxion SA	407,357	3,685
*	Even Construtora e Incorporadora SA	1,140,233	3,672
	Cia Energetica de Minas Gerais	474,930	3,649
	Centrais Eletricas Brasileiras SA	1,014,200	3,539
	Multiplus SA	271,800	3,478
*	Ez Tec Empreendimentos e Participacoes SA	282,804	3,471
	Gerdau SA	703,403	3,410
	Iguatemi Empresa de Shopping Centers SA	336,800	3,349
	Light SA	415,393	3,316
	Randon Participacoes SA Prior Pfd.	926,756	2,993
	Fleury SA	445,506	2,989
*	Gol Linhas Aereas Inteligentes SA Prior Pfd.	452,800	2,902
	Alupar Investimento SA	404,900	2,869
	Grendene SA	441,623	2,793
*	Marfrig Global Foods SA	1,496,052	2,791
	Arezzo Industria e Comercio SA	236,506	2,646
	Arteris SA	307,887	2,543
	JSL SA	460,068	2,492
	Gafisa SA	1,480,010	2,409
*	Usinas Siderurgicas de Minas Gerais SA	666,900	2,396
	Helbor Empreendimentos SA	699,947	2,386
	Magnesita Refratarios SA	1,107,245	2,354
	International Meal Co. Holdings SA	296,675	2,348
	Linx SA	106,000	2,313
	AES Tiete SA	345,502	2,262
	CPFL Energia SA ADR	134,847	2,260
	QGEP Participacoes SA	587,175	2,259
	Direcional Engenharia SA	454,442	2,217
	Mahle-Metal Leve SA Industria e Comercio	217,139	2,143
	Centrais Eletricas Brasileiras SA ADR	614,134	2,131
	SLC Agricola SA	271,154	2,067
	Guararapes Confeccoes SA	43,950	2,050
	Santos Brasil Participacoes SA	248,249	1,990
	Cia de Transmissao de Energia Eletrica Paulista Prior Pfd.	178,636	1,975
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	476,904	1,948
	Brasil Brokers Participacoes SA	917,950	1,803
*	LPS Brasil Consultoria de Imoveis SA	353,400	1,767
	Marisa Lojas SA	255,300	1,727
	Abril Educacao SA	129,160	1,651
	Centrais Eletricas Brasileiras SA ADR	289,858	1,612
^	Gafisa SA ADR	480,800	1,591
	Cia de Gas de Sao Paulo Prior Pfd. Class A	72,101	1,586
	Tecnisa SA	508,177	1,579
	Brasil Insurance Participacoes e Administracao SA	345,834	1,545
*	Prumo Logistica SA	2,723,660	1,441
*	Paranapanema SA	874,645	1,440
*	Contax Participacoes SA	181,169	1,365
^	Oi SA ADR	1,469,478	1,365
	Magazine Luiza SA	389,785	1,334
*	Brasil Pharma SA	809,440	1,321
	Sonae Sierra Brasil SA	158,846	1,280
	Cia Energetica do Ceara Prior Pfd.	77,653	1,219
	Braskem SA ADR	89,100	1,212
	Cia Paranaense de Energia	120,900	1,193
*	Rossi Residencial SA	1,471,988	1,056
	Tegma Gestao Logistica	121,300	1,015
	JHSF Participacoes SA	578,155	941
*	Gol Linhas Aereas Inteligentes SA ADR	128,200	833
	Eneva SA	1,195,123	659

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Tereos Internacional SA	783,549	629
^	Oi SA ADR	87,138	86
*	Contax Participacoes SA Prior Pfd.	37,100	53
*	Klabin SA Rights Exp 05/23/2014	83,291	4
*	AMBEV SA Rights Exp. 05/29/2014	27,390	3
*	Cia de Gas de Sao Paulo COMGAS Rights Exp. 05/28/2014	1,232	—
			2,756,919
Canada (7.2%)
	Royal Bank of Canada	8,218,208	548,480
	Toronto-Dominion Bank	10,541,096	507,123
	Bank of Nova Scotia	6,912,672	420,039
	Suncor Energy Inc.	8,449,830	325,951
	Canadian Natural Resources Ltd.	6,262,211	255,162
	Canadian National Railway Co.	4,222,112	247,306
^	Bank of Montreal	3,585,218	247,127
*	Valeant Pharmaceuticals International Inc.	1,766,718	236,256
	Enbridge Inc.	4,700,294	226,813
	Canadian Imperial Bank of Commerce	2,283,537	203,592
	Manulife Financial Corp.	10,471,186	196,612
	TransCanada Corp.	4,018,200	187,263
	Potash Corp. of Saskatchewan Inc.	4,891,919	176,833
	Canadian Pacific Railway Ltd.	904,642	141,253
	Brookfield Asset Management Inc. Class A	3,247,050	136,305
	Cenovus Energy Inc.	4,291,649	127,843
	Magna International Inc.	1,220,659	119,588
	Sun Life Financial Inc.	3,447,553	116,696
	Goldcorp Inc.	4,617,271	114,036
	Barrick Gold Corp.	6,116,065	106,747
	Encana Corp.	4,244,071	98,314
^	Crescent Point Energy Corp.	2,255,028	91,740
	Rogers Communications Inc. Class B	2,070,387	82,226
	Agrium Inc.	826,997	79,429
^	Thomson Reuters Corp.	2,118,190	76,665
	National Bank of Canada	1,845,238	76,584
	Imperial Oil Ltd.	1,502,465	73,365
^	Pembina Pipeline Corp.	1,820,233	71,527
	First Quantum Minerals Ltd.	3,370,852	67,137
^	BCE Inc.	1,472,773	65,573
	Alimentation Couche Tard Inc. Class B	2,223,552	62,666
	Teck Resources Ltd. Class B	2,685,592	61,207
	Talisman Energy Inc.	5,881,892	60,802
	Canadian Oil Sands Ltd.	2,760,829	59,849
^	Loblaw Cos. Ltd.	1,286,837	55,944
	Power Corp. of Canada	1,984,424	55,873
	Husky Energy Inc.	1,681,362	54,949
	Shaw Communications Inc. Class B	2,249,822	54,498
*	CGI Group Inc. Class A	1,494,283	53,879
^	ARC Resources Ltd.	1,771,115	52,549
	Fairfax Financial Holdings Ltd.	119,340	52,035
*	Tourmaline Oil Corp.	978,809	50,680
	Intact Financial Corp.	761,271	49,987
	Great-West Lifeco Inc.	1,711,931	48,169
	Cameco Corp.	2,241,211	47,705
	Tim Hortons Inc.	831,335	45,600
	Silver Wheaton Corp.	2,011,167	44,607
*	Catamaran Corp.	1,165,996	44,297
^	Canadian Tire Corp. Ltd. Class A	440,055	43,221
	Power Financial Corp.	1,328,391	42,201
	TELUS Corp.	1,186,832	41,819
	Franco-Nevada Corp.	832,211	40,113
	SNC-Lavalin Group Inc.	859,011	38,967
	Canadian Utilities Ltd. Class A	1,054,288	38,947
	Saputo Inc.	725,939	38,819
	Fortis Inc.	1,207,442	35,472

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Gildan Activewear Inc.	691,706	35,360
^	Vermilion Energy Inc.	514,948	34,264
^	Methanex Corp.	544,276	33,713
	Open Text Corp.	675,890	33,330
	Bombardier Inc. Class B	8,164,986	32,852
	Yamana Gold Inc.	4,299,355	32,204
	Metro Inc.	519,194	32,003
*	MEG Energy Corp.	838,926	30,203
	Keyera Corp.	453,437	30,159
	Pacific Rubiales Energy Corp.	1,839,026	30,017
^	Baytex Energy Corp.	717,629	29,869
^	AltaGas Ltd.	697,325	29,711
	Agnico Eagle Mines Ltd.	987,045	29,151
	Onex Corp.	508,716	29,055
	Dollarama Inc.	343,879	28,601
	IGM Financial Inc.	563,475	28,065
	CI Financial Corp.	859,150	27,905
^	Peyto Exploration & Development Corp.	753,342	27,775
	Finning International Inc.	975,837	26,354
*	Kinross Gold Corp.	6,450,816	26,191
^	Enerplus Corp.	1,140,908	25,305
	Penn West Petroleum Ltd.	2,748,016	24,846
	Eldorado Gold Corp.	4,054,990	24,714
	Industrial Alliance Insurance & Financial Services Inc.	567,066	23,411
	George Weston Ltd.	292,799	22,060
*,^	BlackBerry Ltd.	2,840,760	21,694
	Atco Ltd.	432,653	21,122
^	RioCan REIT	839,847	20,865
	Precision Drilling Corp.	1,571,614	20,433
	Constellation Software Inc.	90,500	20,044
	CAE Inc.	1,472,372	19,438
^	Pengrowth Energy Corp.	2,936,319	19,074
	Empire Co. Ltd.	294,900	18,654
^	TransAlta Corp.	1,524,852	18,629
	Gibson Energy Inc.	688,638	18,384
*,^	Osisko Mining Corp.	2,522,846	18,069
*	Turquoise Hill Resources Ltd.	4,563,268	17,736
^	Veresen Inc.	1,151,367	17,028
^	Bonavista Energy Corp.	1,063,360	16,706
^	Home Capital Group Inc. Class B	391,930	16,560
	CCL Industries Inc. Class B	180,725	16,433
	MacDonald Dettwiler & Associates Ltd.	206,562	16,019
	Progressive Waste Solutions Ltd.	657,414	16,003
	West Fraser Timber Co. Ltd.	357,468	15,981
	Aimia Inc.	985,300	15,867
	H&R REIT	746,430	15,718
*	Athabasca Oil Corp.	2,059,387	15,294
	Canadian Western Bank	449,560	15,233
*	Paramount Resources Ltd. Class A	275,390	14,985
	Stantec Inc.	245,300	14,538
*	New Gold Inc.	2,873,877	14,526
	ShawCor Ltd.	325,433	14,495
	Linamar Corp.	289,516	14,494
	Whitecap Resources Inc.	1,090,363	14,385
^	Cineplex Inc.	357,421	13,471
	Davis & Henderson Corp.	459,350	13,302
*	Lundin Mining Corp.	2,462,963	12,584
^	Ritchie Bros Auctioneers Inc.	500,489	12,507
	TransForce Inc.	571,312	12,473
*	Element Financial Corp.	1,039,000	12,447
	Mullen Group Ltd.	446,570	12,109
	Trican Well Service Ltd.	844,340	12,094
	WSP Global Inc.	337,809	11,561
	Quebecor Inc. Class B	485,590	11,452

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Secure Energy Services Inc.	636,601	11,419
	Ensign Energy Services Inc.	721,500	11,355
	TMX Group Ltd.	214,742	11,313
	Westshore Terminals Investment Corp.	344,546	11,197
*	B2Gold Corp.	3,834,889	11,021
*,^	Tahoe Resources Inc.	492,590	10,961
*	Canfor Corp.	476,800	10,815
^	Bell Aliant Inc.	431,227	10,623
	Pason Systems Inc.	378,935	10,524
^	Pan American Silver Corp.	810,934	10,506
*	Celestica Inc.	928,008	10,296
^	Russel Metals Inc.	349,732	10,290
^	Corus Entertainment Inc. Class B	455,993	10,243
	Capital Power Corp.	455,800	10,238
*	Imax Corp.	390,100	9,998
*	Gran Tierra Energy Inc.	1,352,643	9,671
^	Trilogy Energy Corp.	350,080	9,582
^	Canadian Energy Services & Technology Corp.	324,600	9,572
	Barrick Gold Corp.	542,335	9,475
	Toromont Industries Ltd.	380,683	9,416
	HudBay Minerals Inc.	1,095,233	9,343
	FirstService Corp.	186,357	9,198
^	Bank of Montreal	133,276	9,188
*,^	Detour Gold Corp.	897,622	8,935
	Jean Coutu Group PJC Inc. Class A	442,810	8,924
*	Bellatrix Exploration Ltd.	915,400	8,903
	Trinidad Drilling Ltd.	784,484	8,775
^	Superior Plus Corp.	712,080	8,582
^	Genworth MI Canada Inc.	231,980	8,138
	Bonterra Energy Corp.	153,834	8,024
^	Canadian REIT	193,347	7,970
*	Crew Energy Inc.	695,280	7,879
^	Calloway REIT	321,600	7,858
*	Bankers Petroleum Ltd.	1,441,900	7,854
	Dundee REIT Class A	292,600	7,710
	First Capital Realty Inc.	466,967	7,648
	Boardwalk REIT	135,286	7,626
^	Northland Power Inc.	480,838	7,515
	IAMGOLD Corp.	2,150,592	7,495
^	Parkland Fuel Corp.	400,622	7,420
*	NuVista Energy Ltd.	742,800	7,414
*	Kelt Exploration Ltd.	588,706	7,396
	Maple Leaf Foods Inc.	444,055	7,337
	Sherritt International Corp.	1,688,500	7,148
	Enerflex Ltd.	440,861	7,015
^	Laurentian Bank of Canada	162,077	6,962
^	Lightstream Resources Ltd.	1,153,373	6,935
	RONA Inc.	686,200	6,918
*	Birchcliff Energy Ltd.	595,697	6,908
	Algonquin Power & Utilities Corp.	943,700	6,785
	Alamos Gold Inc.	717,967	6,714
	Calfrac Well Services Ltd.	192,600	6,669
	Stella-Jones Inc.	239,980	6,560
	Black Diamond Group Ltd.	207,700	6,530
	Manitoba Telecom Services Inc.	234,781	6,488
*,^	First Majestic Silver Corp.	671,900	6,375
*	Legacy Oil & Gas Inc.	817,570	6,363
	Cominar REIT	356,105	6,173
^	Emera Inc.	199,510	6,171
*	Advantage Oil & Gas Ltd.	961,997	6,091
*	Dominion Diamond Corp.	480,992	6,043
^	Just Energy Group Inc.	745,325	5,923
	Canadian Apartment Properties REIT	307,000	5,890
	AuRico Gold Inc.	1,413,753	5,882

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Allied Properties REIT	188,400	5,880
	North West Co. Inc.	264,021	5,839
*	Capstone Mining Corp.	2,197,700	5,795
*	ATS Automation Tooling Systems Inc.	446,500	5,785
	SEMAFO Inc.	1,538,870	5,756
^	AGF Management Ltd. Class B	483,219	5,383
	Aecon Group Inc.	319,100	5,360
^	Hudson's Bay Co.	337,100	5,330
	Innergex Renewable Energy Inc.	537,159	5,195
	Transcontinental Inc. Class A	353,331	5,148
	Dorel Industries Inc. Class B	143,270	5,134
	Artis REIT	352,200	5,132
	Granite REIT	129,546	4,990
*,^	NovaGold Resources Inc.	1,361,997	4,797
	Canaccord Genuity Group Inc.	551,147	4,762
^	First National Financial Corp.	217,720	4,730
*	Avigilon Corp.	199,200	4,691
^	Chartwell Retirement Residences	489,167	4,655
	Centerra Gold Inc.	903,816	4,634
*,^	Silver Standard Resources Inc.	464,656	4,600
*	Torex Gold Resources Inc.	4,131,949	4,599
^	Canexus Corp.	1,044,378	4,593
*	BlackPearl Resources Inc.	1,563,100	4,392
	Cott Corp.	534,534	4,340
*,^	OceanaGold Corp.	1,699,300	4,310
	Savanna Energy Services Corp.	516,400	4,188
*,^	Westport Innovations Inc.	312,153	4,093
	Nevsun Resources Ltd.	1,123,490	4,069
	Martinrea International Inc.	392,900	3,957
*	Great Canadian Gaming Corp.	271,700	3,756
*	Dream Unlimited Corp.	271,081	3,705
	Norbord Inc.	150,600	3,689
*	Imperial Metals Corp.	289,175	3,680
	Major Drilling Group International Inc.	450,984	3,547
*,^	China Gold International Resources Corp. Ltd.	1,352,690	3,480
*,^	Dundee Corp. Class A	237,581	3,468
	Cogeco Cable Inc.	63,090	3,454
*	Argonaut Gold Inc.	887,465	3,279
	Alacer Gold Corp.	1,344,561	3,214
^	Extendicare Inc.	506,488	3,115
*,^	Denison Mines Corp.	2,171,258	2,971
*,^	Pretium Resources Inc.	425,945	2,759
	Morguard REIT	169,900	2,606
*,^	Endeavour Silver Corp.	561,104	2,565
*,^	Thompson Creek Metals Co. Inc.	918,900	2,465
*	Taseko Mines Ltd.	1,128,243	2,440
	Torstar Corp. Class B	386,880	2,305
	Northern Property REIT	90,073	2,299
^	Wi-Lan Inc.	700,230	2,153
*	Continental Gold Ltd.	576,571	2,052
	Cascades Inc.	348,030	2,039
^	Sprott Inc.	684,813	2,031
*	Dundee Precious Metals Inc.	601,900	1,999
	GMP Capital Inc.	260,800	1,977
^	Atlantic Power Corp.	659,548	1,968
^	Silvercorp Metals Inc.	934,651	1,944
	Reitmans Canada Ltd. Class A	300,030	1,820
*	Gran Tierra Energy Inc. (Toronto Shares)	192,000	1,365
^	InnVest REIT	272,700	1,319
	Bombardier Inc. Class A	272,943	1,101
*,^	Westport Innovations Inc.	38,000	499
*	Torex Gold Resources Inc Warrants	175,472	9
*	Poseidon Concepts Corp.	320,721	1
			8,803,366

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Chile (0.3%)
Enersis SA	87,786,991	28,420
Empresas COPEC SA	2,144,188	28,050
Latam Airlines Group SA	1,610,324	24,604
SACI Falabella	2,732,924	23,317
Cencosud SA	6,371,465	21,176
Empresa Nacional de Electricidad SA	14,179,338	20,976
Banco de Chile	143,279,377	18,532
Banco Santander Chile	262,092,420	15,848
Empresas CMPC SA	6,061,107	13,622
Banco de Credito e Inversiones	242,270	13,455
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	359,648	11,498
Corpbanca SA	915,722,244	10,750
Aguas Andinas SA Class A	16,707,673	10,343
Colbun SA	40,408,540	10,025
Cia Cervecerias Unidas SA	838,784	9,882
Sociedad Matriz Banco de Chile Class B	26,010,637	7,991
Enersis SA ADR	487,805	7,854
AES Gener SA	14,219,449	7,788
ENTEL Chile SA	621,859	7,634
Empresa Nacional de Electricidad SA ADR	166,823	7,352
Vina Concha y Toro SA	3,158,937	6,691
CAP SA	420,173	6,288
Sonda SA	2,696,843	6,241
Banco Santander Chile ADR	229,722	5,575
Embotelladora Andina SA Prior Pfd.	1,350,230	5,439
Parque Arauco SA	2,920,805	5,228
Sociedad Quimica y Minera de Chile SA ADR	163,179	5,205
Inversiones Aguas Metropolitanas SA	2,454,635	4,063
E.CL SA	3,008,536	3,818
Ripley Corp. SA	5,199,164	3,382
Latam Airlines Group SA	217,064	3,139
Administradora de Fondos de Pensiones Habitat SA	1,825,031	2,539
CFR Pharmaceuticals SA	12,211,176	2,489
Inversiones La Construccion SA	186,842	2,458
Sociedad Matriz SAAM SA	29,575,409	2,391
Sigdo Koppers SA	1,468,968	2,389
* Cia Sud Americana de Vapores SA	43,542,122	2,074
* Forus SA	488,457	2,060
Salfacorp SA	2,372,072	2,039
Besalco SA	2,187,490	1,905
* Coca-Cola Embonor SA Preference Shares Class B	910,133	1,677
Latam Airlines Group SA ADR	73,423	1,126
Masisa SA	2,734,922	136
		377,469
China (3.4%)
Tencent Holdings Ltd.	5,246,715	330,333
China Construction Bank Corp.	412,134,340	285,351
China Mobile Ltd.	29,742,500	283,103
Industrial & Commercial Bank of China Ltd.	411,335,760	245,781
Bank of China Ltd.	429,727,306	189,337
CNOOC Ltd.	91,889,000	151,879
PetroChina Co. Ltd.	120,562,000	139,101
China Petroleum & Chemical Corp.	145,788,400	129,425
China Life Insurance Co. Ltd.	42,450,000	110,436
Ping An Insurance Group Co. of China Ltd.	10,901,200	80,910
China Overseas Land & Investment Ltd.	23,287,680	57,327
Agricultural Bank of China Ltd.	131,636,756	55,390
China Shenhua Energy Co. Ltd.	19,405,500	52,700
China Telecom Corp. Ltd.	92,206,000	47,172
China Merchants Bank Co. Ltd.	26,213,622	46,969
Hengan International Group Co. Ltd.	4,171,500	43,976
China Pacific Insurance Group Co. Ltd.	12,647,638	39,766
Lenovo Group Ltd.	34,530,000	39,349

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	China Unicom Hong Kong Ltd.	25,655,694	39,331
	Belle International Holdings Ltd.	29,725,000	30,909
	ENN Energy Holdings Ltd.	4,204,000	29,404
	China Minsheng Banking Corp. Ltd.	28,993,432	29,252
	Bank of Communications Co. Ltd.	45,734,150	28,487
	China Resources Power Holdings Co. Ltd.	10,867,600	27,314
	Great Wall Motor Co. Ltd.	5,865,000	26,682
	China CITIC Bank Corp. Ltd.	43,369,446	25,907
	Beijing Enterprises Holdings Ltd.	2,956,500	25,747
^	Anhui Conch Cement Co. Ltd.	6,820,500	25,466
	Kunlun Energy Co. Ltd.	16,072,300	25,113
	China Oilfield Services Ltd.	10,312,000	24,722
	Brilliance China Automotive Holdings Ltd.	15,538,000	24,013
	PICC Property & Casualty Co. Ltd.	17,009,344	22,484
	Dongfeng Motor Group Co. Ltd.	16,678,000	22,296
	China Resources Land Ltd.	10,596,000	21,869
	China Merchants Holdings International Co. Ltd.	6,520,000	20,459
	China Longyuan Power Group Corp.	19,161,000	19,736
	China Resources Enterprise Ltd.	6,790,000	19,335
	China Everbright International Ltd.	15,017,000	18,840
*,^	Byd Co. Ltd.	3,380,500	18,293
*	GCL-Poly Energy Holdings Ltd.	59,897,000	17,991
	Huaneng Power International Inc.	17,418,000	17,050
	China Communications Construction Co. Ltd.	25,221,000	16,547
	Tsingtao Brewery Co. Ltd.	2,164,000	15,801
	CSPC Pharmaceutical Group Ltd.	18,794,000	15,659
	China National Building Material Co. Ltd.	16,488,000	15,641
^	CITIC Pacific Ltd.	8,868,000	15,575
	Beijing Enterprises Water Group Ltd.	23,710,000	15,069
^	Evergrande Real Estate Group Ltd.	33,475,883	14,997
	China State Construction International Holdings Ltd.	8,853,442	14,809
	Shimao Property Holdings Ltd.	7,440,500	14,754
	Sinopharm Group Co. Ltd.	5,506,000	14,539
	China Gas Holdings Ltd.	8,748,000	14,240
	Guangdong Investment Ltd.	12,756,000	13,868
^	Kingsoft Corp. Ltd.	4,200,000	13,017
	China Resources Gas Group Ltd.	4,311,000	12,788
	Guangzhou Automobile Group Co. Ltd.	12,601,883	12,738
^	China Coal Energy Co. Ltd.	23,449,000	12,705
	Jiangxi Copper Co. Ltd.	7,611,000	12,591
	China Vanke Co. Ltd. Class B	7,514,074	12,566
	Sino Biopharmaceutical Ltd.	15,932,000	12,503
	COSCO Pacific Ltd.	9,214,000	12,367
	GOME Electrical Appliances Holding Ltd.	64,837,612	12,241
*	New China Life Insurance Co. Ltd.	4,063,017	11,987
	Sihuan Pharmaceutical Holdings Group Ltd.	10,264,000	11,345
	Haitong Securities Co. Ltd.	7,766,000	10,892
	Shenzhou International Group Holdings Ltd.	3,156,000	10,889
	Sino-Ocean Land Holdings Ltd.	20,200,000	10,705
	Haier Electronics Group Co. Ltd.	4,275,000	10,516
	CITIC Securities Co. Ltd.	5,184,500	10,420
	Shandong Weigao Group Medical Polymer Co. Ltd.	10,060,000	10,193
	Country Garden Holdings Co. Ltd.	24,923,284	9,993
	Longfor Properties Co. Ltd.	7,702,500	9,967
	Weichai Power Co. Ltd.	2,771,560	9,683
	China Railway Group Ltd.	21,615,000	9,681
	Fosun International Ltd.	7,701,500	9,337
*,^	China Cinda Asset Management Co. Ltd.	18,138,000	9,147
*,^	China Huishan Dairy Holdings Co. Ltd.	40,039,368	9,117
	Geely Automobile Holdings Ltd.	25,480,000	8,858
	China Railway Construction Corp. Ltd.	10,564,800	8,767
	Chongqing Changan Automobile Co. Ltd. Class B	4,844,813	8,749
	Zhuzhou CSR Times Electric Co. Ltd.	2,840,000	8,352
^	Yanzhou Coal Mining Co. Ltd.	11,115,886	8,342

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Inner Mongolia Yitai Coal Co. Ltd. Class B	6,621,294	8,329
2	People's Insurance Co. Group of China Ltd.	21,640,000	8,313
*,^	Hanergy Solar Group Ltd.	57,718,000	8,285
^	Zijin Mining Group Co. Ltd.	33,909,000	8,284
	Shanghai Industrial Holdings Ltd.	2,655,000	8,240
*,^	Aluminum Corp. of China Ltd.	22,409,936	8,035
	SOHO China Ltd.	9,970,000	7,944
	Jiangsu Expressway Co. Ltd.	6,940,000	7,819
	CSR Corp. Ltd.	10,633,000	7,782
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	2,287,500	7,763
	China Resources Cement Holdings Ltd.	11,077,845	7,712
	ANTA Sports Products Ltd.	5,106,000	7,485
	China Communications Services Corp. Ltd.	14,583,600	7,401
*	Shunfeng Photovoltaic International Ltd.	5,720,000	7,388
*	China Taiping Insurance Holdings Co. Ltd.	4,638,200	7,383
*,^	ZTE Corp.	3,575,382	7,317
	Kingboard Chemical Holdings Ltd.	3,809,400	7,280
	Guangzhou R&F Properties Co. Ltd.	5,521,200	7,233
	Haitian International Holdings Ltd.	3,575,000	7,202
	Zhejiang Expressway Co. Ltd.	8,278,000	7,163
	Chongqing Rural Commercial Bank	15,951,000	7,015
2	Sinopec Engineering Group Co. Ltd.	6,197,000	6,936
	AviChina Industry & Technology Co. Ltd.	12,672,000	6,782
	Shanghai Electric Group Co. Ltd.	16,838,000	6,626
	Franshion Properties China Ltd.	20,910,000	6,594
	China International Marine Containers Group Co. Ltd.	3,265,153	6,452
	China Everbright Ltd.	4,790,000	6,419
	Beijing Capital International Airport Co. Ltd.	9,134,000	6,370
	Shanghai Pharmaceuticals Holding Co. Ltd.	3,271,500	6,001
	Datang International Power Generation Co. Ltd.	16,078,000	5,996
	Far East Horizon Ltd.	8,823,598	5,983
	Nine Dragons Paper Holdings Ltd.	9,018,669	5,946
*,^	China COSCO Holdings Co. Ltd.	14,751,500	5,851
*	Shenzhen International Holdings Ltd.	4,757,250	5,786
	Air China Ltd.	10,154,000	5,775
	Agile Property Holdings Ltd.	6,972,000	5,672
	Skyworth Digital Holdings Ltd.	11,793,000	5,657
^	China Medical System Holdings Ltd.	4,771,500	5,654
	China BlueChemical Ltd.	10,384,000	5,574
	Intime Retail Group Co. Ltd.	5,566,500	5,467
^	Biostime International Holdings Ltd.	810,000	5,393
	Sinotrans Ltd.	9,745,000	5,391
^	Sinopec Kantons Holdings Ltd.	5,578,000	5,212
*,^	China Modern Dairy Holdings Ltd.	12,068,000	5,180
^	Tong Ren Tang Technologies Co. Ltd.	1,790,000	5,169
	Yuexiu Property Co. Ltd.	26,552,000	5,154
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	7,702,222	5,152
*,^	China Shipping Container Lines Co. Ltd.	21,115,000	5,057
	Lee & Man Paper Manufacturing Ltd.	9,204,000	5,004
^	China South City Holdings Ltd.	11,860,000	4,966
	Sinopec Shanghai Petrochemical Co. Ltd.	19,683,000	4,810
^	China Power International Development Ltd.	13,223,000	4,761
	China Agri-Industries Holdings Ltd.	11,765,400	4,707
	CIMC Enric Holdings Ltd.	3,240,000	4,700
	BBMG Corp.	6,544,500	4,607
^	Sunny Optical Technology Group Co. Ltd.	3,859,000	4,521
	Sunac China Holdings Ltd.	8,856,000	4,509
	Poly Property Group Co. Ltd.	10,161,000	4,412
	Travelsky Technology Ltd.	5,738,000	4,384
	Zhongsheng Group Holdings Ltd.	3,592,000	4,371
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,846,910	4,362
*	Huadian Fuxin Energy Corp. Ltd.	9,314,014	4,355
	Greentown China Holdings Ltd.	4,299,500	4,330
	Huaneng Renewables Corp. Ltd.	13,814,000	4,294

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Golden Eagle Retail Group Ltd.	3,308,000	4,279
	Digital China Holdings Ltd.	4,577,000	4,239
	Huadian Power International Corp. Ltd.	7,714,000	4,192
	Shenzhen Investment Ltd.	12,622,000	4,125
*,^	China High Speed Transmission Equipment Group Co. Ltd.	5,717,000	3,997
*	China Shipping Development Co. Ltd.	7,212,000	3,963
*	Coolpad Group Ltd.	9,018,000	3,915
*,^	Li Ning Co. Ltd.	5,545,249	3,864
^	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	1,278,000	3,825
*,2	China Galaxy Securities Co. Ltd.	6,445,000	3,780
*	Beijing Jingneng Clean Energy Co. Ltd.	8,640,000	3,724
*,^	Huishang Bank Corp. Ltd.	8,138,665	3,697
*,^	Angang Steel Co. Ltd.	6,070,000	3,694
	China Shanshui Cement Group Ltd.	9,462,000	3,660
*	China Hongqiao Group Ltd.	5,326,575	3,647
	KWG Property Holding Ltd.	6,520,500	3,626
*,^	China Yurun Food Group Ltd.	7,458,413	3,595
^	Greatview Aseptic Packaging Co. Ltd.	5,879,000	3,587
^	China Oil & Gas Group Ltd.	21,300,000	3,525
*,^	China Resources and Transportation Group Ltd.	79,900,000	3,515
^	China Suntien Green Energy Corp. Ltd.	10,325,000	3,497
^	China Singyes Solar Technologies Holdings Ltd.	2,349,400	3,448
*	Renhe Commercial Holdings Co. Ltd.	59,819,635	3,433
*	Hopson Development Holdings Ltd.	3,454,000	3,394
^	Kaisa Group Holdings Ltd.	10,613,000	3,377
	CSG Holding Co. Ltd. Class B	4,307,548	3,340
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,338,881	3,323
	China Molybdenum Co. Ltd.	7,404,000	3,303
^	Dah Chong Hong Holdings Ltd.	5,091,000	3,240
	Lijun International Pharmaceutical Holding Co. Ltd.	7,888,000	3,235
^	Phoenix Satellite Television Holdings Ltd.	8,930,000	3,196
^	Tibet 5100 Water Resources Holdings Ltd.	8,028,000	3,184
^	Baoxin Auto Group Ltd.	4,195,500	3,178
^	Zhaojin Mining Industry Co. Ltd.	5,241,500	3,155
*	Metallurgical Corp. of China Ltd.	16,317,063	3,140
*	China Metal Recycling Holdings Ltd.	2,568,000	3,123
*,^	Kingdee International Software Group Co. Ltd.	10,197,600	3,063
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,558,000	3,040
^	Dongfang Electric Corp. Ltd.	1,931,400	3,021
	Guangshen Railway Co. Ltd.	7,958,000	3,017
	Lao Feng Xiang Co. Ltd. Class B	1,173,375	2,909
	China Shineway Pharmaceutical Group Ltd.	1,650,000	2,895
*	Hua Han Bio-Pharmaceutical Holdings Ltd.	13,848,000	2,893
*,^	Hunan Nonferrous Metal Corp. Ltd.	9,963,272	2,892
	China Dongxiang Group Co.	16,083,000	2,852
	Wumart Stores Inc.	2,897,000	2,849
	China Southern Airlines Co. Ltd.	9,536,000	2,848
*	BYD Electronic International Co. Ltd.	4,596,000	2,839
*	China ZhengTong Auto Services Holdings Ltd.	4,978,500	2,720
*,^	China Lesso Group Holdings Ltd.	5,095,000	2,714
	Weifu High-Technology Group Co. Ltd. Class B	830,374	2,713
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	11,979,000	2,666
^	Xinjiang Goldwind Science & Technology Co. Ltd.	2,425,200	2,638
*	China Eastern Airlines Corp. Ltd.	8,490,000	2,624
^	China Overseas Grand Oceans Group Ltd.	4,389,500	2,612
^	Ajisen China Holdings Ltd.	2,973,000	2,510
*	China Zhongwang Holdings Ltd.	7,727,095	2,415
	Bosideng International Holdings Ltd.	15,966,000	2,356
*	North Mining Shares Co. Ltd.	50,030,000	2,326
^	NetDragon Websoft Inc.	1,358,508	2,326
	Yashili International Holdings Ltd.	4,748,000	2,316
*	Tech Pro Technology Development Ltd.	4,568,000	2,270
	Sinotrans Shipping Ltd.	7,838,000	2,268
^	Shenguan Holdings Group Ltd.	5,282,000	2,262

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Dongyue Group Ltd.	5,584,000	2,241
	Luthai Textile Co. Ltd. Class B	1,576,500	2,230
	Kingboard Laminates Holdings Ltd.	5,720,500	2,220
*	Bloomage Biotechnology Corp. Ltd.	812,500	2,192
	Guangdong Electric Power Development Co. Ltd. Class B	3,799,300	2,192
^	China Lumena New Materials Corp.	13,488,000	2,175
*,^	MMG Ltd.	9,308,000	2,167
*	Hi Sun Technology China Ltd.	10,032,000	2,155
	Harbin Electric Co. Ltd.	3,674,000	2,155
*	Glorious Property Holdings Ltd.	14,985,000	2,148
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,214,709	2,121
^	Fufeng Group Ltd.	5,515,600	2,102
*	Maanshan Iron & Steel	9,762,000	2,046
^	Hengdeli Holdings Ltd.	10,621,600	2,043
*,^	Lonking Holdings Ltd.	10,972,000	2,032
*	China Traditional Chinese Medicine Co. Ltd.	4,788,000	2,026
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	1,193,613	2,018
	Xingda International Holdings Ltd.	4,559,000	2,012
*	CITIC Resources Holdings Ltd.	13,882,600	2,009
*,^	China Precious Metal Resources Holdings Co. Ltd.	19,922,000	2,007
	Yuexiu Transport Infrastructure Ltd.	3,840,000	1,966
	Beijing Capital Land Ltd.	5,814,000	1,958
^	Anxin-China Holdings Ltd.	12,420,000	1,957
	Wasion Group Holdings Ltd.	2,718,000	1,950
	XTEP International Holdings	4,837,000	1,943
	Guangzhou Shipyard International Co. Ltd.	1,091,800	1,935
*,^	Chinasoft International Ltd.	6,692,000	1,935
^	Daphne International Holdings Ltd.	4,816,000	1,934
^	Hilong Holding Ltd.	3,676,000	1,921
	Dazhong Transportation Group Co. Ltd. Class B	2,981,500	1,905
	Hubei Sanonda Co. Ltd. Class B	1,695,900	1,905
*	China Power New Energy Development Co. Ltd.	35,820,000	1,901
*	BOE Technology Group Co. Ltd. Class B	7,714,708	1,899
	Sinotruk Hong Kong Ltd.	3,556,500	1,888
	CIFI Holdings Group Co. Ltd.	9,928,000	1,886
*	China Huiyuan Juice Group Ltd.	2,866,000	1,881
*	Livzon Pharmaceutical Group Inc.	329,111	1,868
^	China Water Affairs Group Ltd.	5,538,000	1,867
	Shenzhen Expressway Co. Ltd.	4,082,000	1,863
*,^	Tianjin Development Hldgs Ltd.	2,282,000	1,856
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	2,236,376	1,855
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	4,766,667	1,845
	NVC Lighting Holding Ltd.	7,375,000	1,842
^	China Datang Corp. Renewable Power Co. Ltd.	13,787,000	1,838
*	China Machinery Engineering Corp.	2,772,000	1,836
	Jiangsu Future Land Co. Ltd. Class B	3,691,800	1,826
	China Merchants Property Development Co. Ltd. Class B	805,009	1,796
	Jiangling Motors Corp. Ltd. Class B	480,843	1,793
	Hangzhou Steam Turbine Co. Class B	1,704,436	1,788
	CPMC Holdings Ltd.	2,218,000	1,761
	Changshouhua Food Co. Ltd.	1,722,000	1,747
	Tianneng Power International Ltd.	5,008,000	1,743
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	6,812,000	1,658
*,^	VODone Ltd.	18,618,000	1,640
	Anhui Expressway Co. Ltd.	2,960,000	1,613
	Shenzhen Chiwan Petroleum Class B	756,136	1,572
^	Lianhua Supermarket Holdings Co. Ltd.	2,752,000	1,526
	Sichuan Expressway Co. Ltd.	5,066,000	1,518
^	Fantasia Holdings Group Co. Ltd.	11,352,000	1,514
	Welling Holding Ltd.	4,793,200	1,504
	Chaowei Power Holdings Ltd.	2,906,000	1,497
^	Vinda International Holdings Ltd.	1,005,000	1,472
	Anhui Gujing Distillery Co. Ltd. Class B	680,227	1,444
*,^	China Tian Lun Gas Holdings Ltd.	1,564,500	1,443

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cosco International Holdings Ltd.	3,460,000	1,443
^	First Tractor Co. Ltd.	2,456,000	1,441
^	China SCE Property Holdings Ltd.	6,643,000	1,441
*,^	China WindPower Group Ltd.	21,660,000	1,434
*,^	China Foods Ltd.	4,202,000	1,422
	Weiqiao Textile Co.	2,549,500	1,421
	Shanghai Diesel Engine Co. Ltd. Class B	2,079,060	1,416
*	Shanghai Industrial Urban Development Group Ltd.	7,384,000	1,412
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,391,225	1,408
	Tianjin Port Development Holdings Ltd.	8,986,000	1,406
	China National Accord Medicines Corp. Ltd. Class B	315,600	1,397
^	West China Cement Ltd.	12,688,000	1,379
	Shandong Chenming Paper Holdings Ltd. Class B	2,732,722	1,347
	Peak Sport Products Co. Ltd.	4,780,000	1,341
*,^	Wisdom Holdings Group	2,668,000	1,336
	C C Land Holdings Ltd.	6,953,000	1,323
	Sinofert Holdings Ltd.	10,648,000	1,322
*,^	Mingfa Group International Co. Ltd.	5,155,000	1,291
	China Lilang Ltd.	1,988,000	1,284
	Yuanda China Holdings Ltd.	13,904,000	1,276
	China National Materials Co. Ltd.	6,514,000	1,263
	Shanghai Friendship Group Inc. Co. Class B	934,500	1,258
	Foshan Electrical and Lighting Co. Ltd. Class B	1,355,859	1,235
	Shanghai Baosight Software Co. Ltd. Class B	674,370	1,225
^	MIE Holdings Corp.	6,354,000	1,197
^	Tiangong International Co. Ltd.	6,836,000	1,190
*,^	Shougang Concord International Enterprises Co. Ltd.	25,202,000	1,174
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	832,222	1,166
^	Texhong Textile Group Ltd.	1,573,500	1,162
	Huangshan Tourism Development Co. Ltd. Class B	913,400	1,153
*	Shanghai Haixin Group Co. Class B	2,339,894	1,138
	Qingling Motors Co. Ltd.	3,686,000	1,132
	Powerlong Real Estate Holdings Ltd.	7,438,000	1,124
	Huaxin Cement Co. Ltd. Class B	730,769	1,114
	Dalian Port PDA Co. Ltd.	4,574,000	1,081
*,^	Comba Telecom Systems Holdings Ltd.	4,204,699	1,076
	Sany Heavy Equipment International Holdings Co. Ltd.	4,602,000	1,069
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	2,261,300	1,032
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,934,000	1,027
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	692,211	1,012
*	Great Wall Technology Co. Ltd.	2,602,000	1,010
*	Interchina Holdings Co.	22,310,000	994
^	361 Degrees International Ltd.	4,157,000	955
^	Maoye International Holdings Ltd.	6,358,000	912
	Double Coin Holdings Ltd. Class B	1,288,000	904
*	Sinolink Worldwide Holdings Ltd.	11,376,000	898
	Eastern Communications Co. Ltd. Class B	1,682,600	867
^	Real Nutriceutical Group Ltd.	3,993,000	850
	Beijing North Star Co. Ltd.	3,610,000	843
	Shandong Chenming Paper Holdings Ltd.	1,886,000	834
	Shanghai Highly Group Co. Ltd. Class B	1,520,400	829
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	905,020	826
*	TCL Multimedia Technology Holdings Ltd.	2,424,000	819
*,^	Xinjiang Xinxin Mining Industry Co. Ltd.	4,490,000	815
	O-Net Communications Group Ltd.	3,123,000	813
*	INESA Electron Co. Ltd. Class B	1,567,273	787
*	SGSB Group Co. Ltd. Class B	1,403,896	776
	Chongqing Machinery & Electric Co. Ltd.	5,938,000	768
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	762
*,^	China Rare Earth Holdings Ltd.	5,904,000	754
	Hainan Meilan International Airport Co. Ltd.	794,000	754
^	China ITS Holdings Co. Ltd.	3,856,000	738
*	Chengde Nanjiang Co. Ltd. Class B	2,103,175	732
	Xiamen International Port Co. Ltd.	4,888,000	727

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	China Automation Group Ltd.	4,037,000	719
	China Fangda Group Co. Ltd. Class B	1,508,790	697
*,^	HKC Holdings Ltd.	25,220,000	684
*,^	Hidili Industry International Development Ltd.	5,777,000	682
	Minmetals Land Ltd.	6,046,000	680
*	Huadian Energy Co. Ltd. Class B	2,296,234	666
*,^	Sparkle Roll Group Ltd.	9,480,000	648
	Shanghai Yaohua Pilkington Glass Group Co. Ltd.	1,022,400	643
	Bengang Steel Plates Co. Class B	2,094,172	630
*,^	Boshiwa International Holding Ltd.	2,777,000	602
*	Kama Co. Ltd. Class B	1,369,600	598
*	China Vanadium Titano - Magnetite Mining Co. Ltd.	4,859,000	596
*	Jinshan Development & Construction Co. Ltd. Class B	983,900	584
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,832,400	574
	Hefei Meiling Co. Ltd. Class B	909,600	573
*	Jinchuan Group International Resources Co. Ltd.	4,820,000	557
*	Shanghai Potevio Co. Ltd. Class B	739,700	535
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,455,101	521
*	China Textile Machinery Class B	642,400	520
	Changchai Co. Ltd. Class B	835,700	518
*	SRE Group Ltd.	17,190,000	493
	Dalian Refrigeration Co. Ltd. Class B	514,500	439
*,^	Winsway Coking Coal Holdings Ltd.	9,221,000	418
*,^	Global Bio-Chem Technology Group Co. Ltd.	12,162,000	417
*	Chigo Holding Ltd.	18,142,000	413
	Foshan Huaxin Packaging Co. Ltd. Class B	840,392	407
	Jinzhou Port Co. Ltd. Class B	964,354	375
	Fiyta Holdings Ltd. Class B	472,720	366
*	Chongqing Iron & Steel Co. Ltd.	2,554,000	366
*	Shenzhen International Enterprise Class B	298,100	363
*	Daqing Dairy Holdings Ltd.	1,578,000	342
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*	Shanghai Automation Instrumentation Co. Ltd. Class B	464,100	305
	Chen Hsong Holdings	980,000	295
*	Shenzhen Nanshan Power Co. Ltd. Class B	873,563	293
	Lingbao Gold Co. Ltd.	1,454,000	258
*,^	Dynasty Fine Wines Group Ltd.	1,342,000	249
*	China Tontine Wines Group Ltd.	4,972,000	215
*,^	Ausnutria Dairy Corp. Ltd.	1,045,000	197
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
*,^	Fosun International Ltd Rights Expire 05/13/2014	600,717	3
			4,186,495
Colombia (0.2%)
	Bancolombia SA ADR	645,192	36,731
^	Ecopetrol SA ADR	726,483	27,236
	Grupo de Inversiones Suramericana SA	1,341,025	26,162
	Ecopetrol SA	13,629,854	25,372
	Almacenes Exito SA	1,274,206	19,410
	Cementos Argos SA	2,248,208	12,538
	Corp Financiera Colombiana SA	564,902	10,921
	Grupo de Inversiones Suramericana SA Prior Pfd.	532,260	10,499
	Interconexion Electrica SA ESP	1,906,249	8,938
*	Cemex Latam Holdings SA	944,092	8,717
	Banco Davivienda SA Prior Pfd.	569,351	8,108
	Isagen SA ESP	4,725,385	7,723
	Grupo Argos SA Prior Pfd.	674,717	7,435
	Grupo Aval Acciones y Valores Prior Pfd.	9,927,280	6,715
			216,505
Czech Republic (0.1%)
^	CEZ AS	917,544	27,614
	Komercni Banka AS	86,688	19,988
	Telefonica Czech Republic AS	557,773	8,456

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Philip Morris CR AS	2,446	1,291
			57,349
Denmark (1.1%)
	Novo Nordisk A/S Class B	11,131,330	505,207
	Danske Bank A/S	4,492,108	127,096
	AP Moeller - Maersk A/S Class B	38,305	91,444
	Novozymes A/S	1,331,125	63,821
	Carlsberg A/S Class B	602,878	60,307
*	Vestas Wind Systems A/S	1,264,593	56,162
	Coloplast A/S Class B	571,221	47,979
	Pandora A/S	646,891	43,607
	TDC A/S	4,557,127	42,796
	AP Moeller - Maersk A/S Class A	18,590	42,234
	DSV A/S	992,592	33,152
	GN Store Nord A/S	989,952	23,916
	Chr Hansen Holding A/S	501,278	22,600
*	Jyske Bank A/S	400,243	22,005
	FLSmidth & Co. A/S	294,188	15,750
*	Topdanmark A/S	518,420	15,169
	Tryg A/S	134,640	12,787
*	William Demant Holding A/S	128,268	11,494
*	Sydbank A/S	409,652	10,926
	H Lundbeck A/S	332,679	9,696
*	Genmab A/S	253,753	9,453
	NKT Holding A/S	129,600	8,177
	SimCorp A/S	204,210	7,840
	Rockwool International A/S Class B	38,758	7,476
*	Royal UNIBREW	46,810	7,287
*,^	Matas A/S	199,111	5,461
	Spar Nord Bank A/S	460,501	5,184
^	ALK-Abello A/S	31,982	4,438
	Schouw & Co.	68,266	3,811
*	Auriga Industries Class B	72,790	2,696
*,^	Bavarian Nordic A/S	122,631	2,603
	Solar A/S Class B	29,939	2,071
*	Alm Brand A/S	380,277	1,847
	D/S Norden A/S	46,033	1,841
*,^	Bang & Olufsen A/S	164,490	1,699
*	Amagerbanken A/S	537,565	—
			1,330,032
Egypt (0.0%)
*	Global Telecom Holding GDR	2,596,259	9,673
	Talaat Moustafa Group	1,864,744	2,387
	Commercial International Bank Egypt SAE	380,679	2,043
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,393
*	Egyptian Financial Group-Hermes Holding	718,557	1,319
	Telecom Egypt Co.	431,535	916
*	Egypt Kuwait Holding Co. SAE	427,618	451
			18,182
Finland (0.7%)
*	Nokia Oyj	21,343,198	159,811
^	Sampo	2,683,535	133,372
^	Kone Oyj Class B	2,168,231	92,943
	Fortum Oyj	2,540,688	57,400
	UPM-Kymmene Oyj	2,995,350	52,461
	Wartsila OYJ Abp	884,490	49,377
	Stora Enso Oyj	3,244,270	33,130
	Metso Oyj	754,766	30,379
^	Nokian Renkaat Oyj	751,653	29,912
	Elisa Oyj	930,723	27,815
^	Orion Oyj Class B	558,924	17,060
	Kesko Oyj Class B	378,245	15,483
^	Huhtamaki Oyj	576,835	15,168

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Neste Oil Oyj	722,075	14,850
	Amer Sports Oyj	661,710	13,681
^	Outotec Oyj	1,034,418	11,593
^	Konecranes Oyj	355,451	11,473
	Tieto Oyj	411,797	11,269
*,^	Outokumpu Oyj	35,565,440	10,882
	Cargotec Oyj Class B	227,450	10,168
	Valmet Corp.	743,835	8,691
	Caverion Corp.	705,232	7,835
^	Kemira Oyj	502,172	7,676
^	YIT Oyj	712,824	7,332
	Uponor Oyj	361,628	7,164
	Sponda Oyj	1,360,901	7,018
*	Rautaruukki Oyj	448,135	5,583
	Metsa Board Oyj	1,117,570	5,231
	Citycon Oyj	1,297,360	4,868
	Raisio plc	739,461	4,837
	Ramirent Oyj	360,003	4,035
^	Sanoma Oyj	473,824	3,191
	Lassila & Tikanoja Oyj	158,811	3,092
	Cramo Oyj	137,164	3,065
^	Stockmann OYJ Abp Class B	159,201	2,261
*	Oriola-KD Oyj	565,244	1,874
*	Finnair Oyj	350,789	1,464
	F-Secure Oyj	388,660	1,312
	HKScan Oyj	145,829	774
			885,530
France (6.6%)
	Total SA	11,607,595	830,466
	Sanofi	6,540,195	705,826
	BNP Paribas SA	5,580,466	419,346
	Schneider Electric SA	3,119,333	292,819
^	AXA SA	10,842,445	282,948
	LVMH Moet Hennessy Louis Vuitton SA	1,415,499	278,849
	Air Liquide SA	1,778,558	254,457
	Societe Generale SA	4,079,197	254,044
^	L'Oreal SA	1,335,379	230,149
	Danone	3,092,439	228,346
	Airbus Group NV	3,166,721	217,683
^	Vinci SA	2,681,899	202,503
	Vivendi SA	7,256,167	194,952
^	GDF Suez	7,446,156	187,671
	Orange SA	10,283,790	166,613
	Cie de St-Gobain	2,255,999	138,217
	Pernod Ricard SA	1,121,192	134,554
	Cie Generale des Etablissements Michelin	1,068,905	131,082
	Carrefour SA	3,321,669	129,484
	Essilor International SA	1,124,051	120,373
	Safran SA	1,500,703	101,002
	Legrand SA	1,495,396	96,628
	Lafarge SA	1,043,614	95,491
	Kering	420,727	93,054
	Renault SA	949,425	92,826
*	Credit Agricole SA	5,701,551	89,963
	Publicis Groupe SA	913,757	78,172
^	Technip SA	606,781	68,299
	SES SA	1,696,926	63,934
*	Alcatel-Lucent	15,641,277	62,030
	Christian Dior SA	296,522	61,012
	Cap Gemini SA	838,678	59,256
	Valeo SA	431,240	59,223
	Electricite de France	1,488,196	57,149
	Sodexo	516,799	55,719
	Alstom SA	1,230,862	50,865

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Accor SA	987,848	48,365
*,^	Bouygues SA	1,020,063	45,945
	Veolia Environnement SA	2,405,366	44,875
	Dassault Systemes	357,422	43,984
*	Casino Guichard Perrachon SA	327,840	41,775
	Vallourec SA	668,464	39,504
	Edenred	1,138,080	38,466
	Bureau Veritas SA	1,250,783	38,330
	Natixis	5,285,681	37,522
	Arkema SA	335,604	37,485
	Rexel SA	1,473,907	37,212
	AtoS	430,206	37,167
	Thales SA	565,881	36,033
	Zodiac Aerospace	1,081,164	35,947
	Groupe Eurotunnel SA	2,624,016	35,227
	Iliad SA	130,203	35,102
	STMicroelectronics NV	3,612,623	34,451
*	SCOR SE	799,285	29,248
	Suez Environnement Co.	1,448,832	28,469
	Aeroports de Paris	225,464	28,038
^	Lagardere SCA	643,662	26,977
	Wendel SA	176,119	26,549
	Klepierre	558,892	25,643
	Eutelsat Communications SA	720,501	24,785
*,^	Peugeot SA	1,390,553	24,603
*	CNP Assurances	939,276	21,669
^	Ingenico	246,597	21,519
	Societe BIC SA	153,551	20,372
	Bollore SA	30,888	19,687
*	Fonciere Des Regions	191,485	19,450
*	ICADE	185,050	18,881
	Eurazeo SA	217,550	18,339
	Teleperformance	319,282	18,312
*	Eiffage SA	224,461	16,968
*	CGG SA	971,277	16,805
	Hermes International	47,324	16,618
	Imerys SA	187,826	16,495
	Orpea	222,288	16,171
^	Neopost SA	195,704	16,070
	JCDecaux SA	378,612	15,542
*	Faurecia	343,603	15,467
	Gecina SA	106,516	14,337
	SEB SA	152,645	14,080
	Eurofins Scientific SE	47,781	13,269
*	Technicolor SA	1,680,451	12,564
	Rubis SCA	174,265	12,408
*	Air France-KLM	839,627	12,079
^	Remy Cointreau SA	135,029	11,869
*	Plastic Omnium SA	333,204	11,338
	Havas SA	1,414,353	11,257
^	Nexans SA	184,813	10,405
^	Societe Television Francaise 1	601,718	10,246
*	UBISOFT Entertainment	526,163	9,819
	Euler Hermes SA	75,207	9,074
	BioMerieux	80,277	8,769
	Ipsen SA	196,957	8,745
^	Bourbon SA	249,819	8,244
	Etablissements Maurel et Prom	460,465	8,216
*	Korian-Medica	213,039	7,997
	Metropole Television SA	371,352	7,959
*	Vicat	89,203	7,741
	IPSOS	191,731	7,447
	Altran Technologies SA	667,658	7,279
	Eramet	51,301	6,692

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Alten SA	129,020	6,592
	Rallye SA	123,284	6,271
	Nexity SA	136,670	6,131
	Virbac SA	25,315	6,069
	Mercialys SA	237,983	5,471
	Saft Groupe SA	147,640	5,251
	Sartorius Stedim Biotech	24,631	4,682
^	Vilmorin & Cie SA	31,612	4,173
*	GameLoft SE	402,460	3,999
^	Sopra Group SA	34,685	3,993
	Groupe Steria SCA	140,986	3,971
	Ciments Francais SA	36,619	3,938
*,^	Beneteau SA	208,011	3,604
	LISI	21,862	3,546
	Societe d'Edition de Canal &	365,306	3,215
	Faiveley Transport SA	37,817	3,115
*	Club Mediterranee SA	118,646	3,093
	ALBIOMA	96,450	2,693
*	Groupe Fnac	55,909	2,674
	MPI	437,317	2,621
	Boiron SA	30,758	2,595
*	Bull	457,543	2,428
*	FFP	33,234	2,273
	Mersen	70,873	2,269
*,^	SOITEC	749,333	2,264
	Societe de la Tour Eiffel	31,096	2,243
	Bonduelle S.C.A.	76,186	2,210
*,^	Peugeot SA Warrants Expire 04/29/2017	1,081,141	2,068
	April	85,841	2,052
*	Burelle SA	1,899	2,044
*	Boursorama	121,221	2,031
	Derichebourg SA	460,570	1,796
*,^	Solocal Group	749,351	1,711
	Assystem	51,991	1,676
	Jacquet Metal Service	71,349	1,530
*	Trigano SA	54,077	1,498
^	GL Events	58,065	1,463
*	Parrot SA	47,093	1,440
	Stallergenes SA	17,993	1,424
^	Guerbet	29,483	1,399
*	Haulotte Group SA	70,399	1,345
	Manitou BF SA	47,532	899
	Maisons France Confort	17,485	854
	Seche Environnement SA	18,209	803
	Esso SA Francaise	14,119	774
	Union Financiere de France BQE SA	18,455	532
			8,115,629
Germany (6.3%)
	Bayer AG	4,725,302	657,022
*,^	BASF SE	5,274,893	611,926
	Siemens AG	4,529,695	597,566
	Daimler AG	5,458,378	508,177
^	Allianz SE	2,601,651	452,771
	SAP AG	5,107,313	412,814
	Deutsche Telekom AG	17,536,858	294,642
	Deutsche Bank AG	5,825,571	256,593
	Bayerische Motoren Werke AG	1,856,157	233,331
*	Volkswagen AG Prior Pfd.	825,773	223,230
	Linde AG	1,056,333	219,387
*,^	Muenchener Rueckversicherungs AG	911,377	210,676
	Deutsche Post AG	5,428,462	204,835
	E.ON SE	10,444,757	200,070
	Continental AG	617,146	145,219
	Adidas AG	1,193,513	127,590

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Fresenius SE & Co. KGaA	746,216	113,540
	Henkel AG & Co. KGaA Prior Pfd.	991,641	110,619
	RWE AG	2,761,454	105,381
	Porsche Automobil Holding SE Prior Pfd.	874,327	96,697
*	Commerzbank AG	5,393,901	96,181
	Fresenius Medical Care AG & Co. KGaA	1,229,253	84,694
	Deutsche Boerse AG	1,051,692	77,125
	Infineon Technologies AG	6,407,649	74,505
	HeidelbergCement AG	803,552	69,820
*	ThyssenKrupp AG	2,419,039	69,046
	Henkel AG & Co. KGaA	666,281	68,507
*	Merck KGaA	368,319	62,263
	Beiersdorf AG	568,775	57,097
	Brenntag AG	293,791	53,221
*	ProSiebenSat.1 Media AG	1,214,019	53,136
	GEA Group AG	1,009,830	45,229
*	Volkswagen AG	168,207	45,105
^	K&S AG	1,089,702	38,184
	LANXESS AG	472,496	35,982
	Deutsche Lufthansa AG	1,301,040	32,673
	Hannover Rueck SE	344,555	32,107
	Symrise AG	630,802	31,866
	Metro AG	753,386	30,184
*	QIAGEN NV	1,341,986	29,462
	Wirecard AG	654,530	27,574
	United Internet AG	636,249	27,333
*	Bilfinger SE	223,072	26,596
	MAN SE	200,071	25,656
*	OSRAM Licht AG	482,277	25,320
	Hugo Boss AG	173,068	24,044
*	Sky Deutschland AG	2,542,652	21,822
	Freenet AG	611,384	21,174
	Deutsche Wohnen AG	961,643	20,644
	Fuchs Petrolub SE Prior Pfd.	200,748	20,194
	LEG Immobilien AG	277,415	18,512
	MTU Aero Engines AG	195,712	18,453
	Kabel Deutschland Holding AG	121,082	16,403
	TUI AG	954,646	15,896
*,^	Evonik Industries AG	397,963	15,719
	Fraport AG Frankfurt Airport Services Worldwide	210,109	15,539
^	Hochtief AG	163,447	15,239
	Stada Arzneimittel AG	340,607	14,853
	Axel Springer SE	236,829	14,461
*	GAGFAH SA	894,105	14,141
*	Deutsche Wohnen AG	663,619	13,902
	Leoni AG	184,223	13,732
	Aurubis AG	255,513	13,651
	Software AG	339,872	12,802
*	Telefonica Deutschland Holding AG	1,527,763	12,710
	Deutsche Euroshop AG	262,015	12,633
*	MorphoSys AG	146,662	12,580
	Rhoen Klinikum AG	389,307	12,571
*	Gerresheimer AG	176,855	12,006
*	Aareal Bank AG	256,100	11,641
	Wincor Nixdorf AG	169,701	11,117
	DMG MORI SEIKI AG	331,064	10,432
	Wacker Chemie AG	84,046	9,880
	Norma Group SE	181,685	9,535
	Fielmann AG	70,217	9,500
^	Suedzucker AG	438,327	9,367
^	Salzgitter AG	215,636	9,159
	Drillisch AG	244,108	9,115
	Fuchs Petrolub SE	98,837	9,112
*	Dialog Semiconductor plc	353,559	8,957

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	TAG Immobilien AG	698,390	8,879
^	SGL Carbon SE	255,381	8,505
*,^	KION Group AG	178,465	8,449
	Celesio AG	235,740	8,193
	KUKA AG	156,565	8,027
*	Talanx AG	209,160	8,004
*	Kloeckner & Co. SE	527,588	7,996
	Krones AG	81,380	7,791
*,^	Aixtron SE	481,344	7,664
^	Gerry Weber International AG	144,965	7,657
	Rational AG	23,389	7,470
	CTS Eventim AG	106,187	6,764
^	Pfeiffer Vacuum Technology AG	56,238	6,690
	Jungheinrich AG Prior Pfd.	89,673	6,675
	ElringKlinger AG	160,781	6,491
	Bechtle AG	71,562	6,368
	Sartorius AG Prior Pfd.	48,679	6,339
*	Duerr AG	77,531	6,135
^	Puma SE	20,050	5,923
*	Nordex SE	346,637	5,550
	Alstria Office REIT-AG	384,318	5,304
*	Deutz AG	618,518	5,172
	Indus Holding AG	103,696	4,867
	Biotest AG Prior Pfd.	36,932	4,867
	Carl Zeiss Meditec AG	156,305	4,759
^	Vossloh AG	46,053	4,552
^	KWS Saat AG	12,235	4,373
^	BayWa AG	76,530	4,341
	Rheinmetall AG	65,069	4,335
^	Draegerwerk AG & Co. KGaA Prior Pfd.	35,559	4,208
	GFK SE	80,226	4,141
	Grenkeleasing AG	39,445	4,133
	Bertrandt AG	26,719	4,048
	Aurelius AG	105,651	3,926
	Jenoptik AG	218,749	3,651
	Takkt AG	179,800	3,647
*	CompuGroup Medical AG	127,131	3,391
	Generali Deutschland Holding AG	20,468	3,199
*,^	Heidelberger Druckmaschinen AG	997,923	3,165
	Sixt SE	76,743	3,103
^	Hamburger Hafen und Logistik AG	126,899	3,078
^	KSB AG Prior Pfd.	4,721	3,014
	Sixt SE Prior Pfd.	92,330	2,988
	Wacker Neuson SE	140,948	2,679
	CAT Oil AG	121,305	2,545
^	SMA Solar Technology AG	57,868	2,423
	QSC AG	444,555	2,288
*	Patrizia Immobilien AG	175,320	2,073
	Comdirect Bank AG	165,283	1,905
	Kontron AG	269,237	1,880
*	DIC Asset AG	184,997	1,823
	Draegerwerk AG & Co. KGaA	17,750	1,823
^	Delticom AG	30,711	1,462
	Deutsche Beteiligungs AG	52,409	1,412
	Bauer AG	54,098	1,405
*,^	Air Berlin plc	355,669	857
*,^	H&R AG	66,151	657
	CropEnergies AG	92,688	608
	Bayerische Motoren Werke AG Prior Pfd.	45	4
	RWE AG Prior Pfd.	115	3
			7,756,127
Greece (0.1%)
*	Piraeus Bank SA	11,430,132	26,975
*	Alpha Bank AE	21,724,434	21,044

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	OPAP SA	1,196,452	19,108
*	Hellenic Telecommunications Organization SA	727,001	11,615
*	Hellenic Telecommunications Organization SA ADR	1,341,580	10,598
	Public Power Corp. SA	604,367	9,145
*	Titan Cement Co. SA	283,623	8,942
*	JUMBO SA	539,982	8,734
	National Bank of Greece SA	2,170,789	8,487
*	Alpha Bank Warrants Exp. 12/10/2017	3,508,634	8,227
*	Folli Follie SA	188,095	6,529
*	Mytilineos Holdings SA	466,109	4,165
	Hellenic Exchanges SA	349,772	4,124
	Motor Oil Hellas Corinth Refineries SA	303,157	3,827
	Hellenic Petroleum SA	378,326	3,248
*	Ellaktor SA	559,018	2,953
	Eurobank Properties Real Estate Investment Co.	233,067	2,696
	Metka SA	138,482	2,482
	Athens Water Supply & Sewage Co. SA	168,839	2,180
*	Bank of Cyprus plc	7,567,873	2,173
*	Marfin Investment Group Holdings SA	2,952,029	2,045
	Intralot SA-Integrated Lottery Systems & Services	549,834	1,597
*	Frigoglass SA	146,887	851
*	Cyprus Popular Bank PCL	12,597,118	699
			172,444
Hong Kong (2.4%)
	AIA Group Ltd.	68,821,281	334,719
	Hutchison Whampoa Ltd.	11,447,075	157,048
	Cheung Kong Holdings Ltd.	7,543,960	128,831
	Hong Kong Exchanges and Clearing Ltd.	6,565,037	118,061
	Sun Hung Kai Properties Ltd.	8,791,039	110,926
	Sands China Ltd.	13,785,558	101,210
*	Galaxy Entertainment Group Ltd.	11,905,811	93,987
	Jardine Matheson Holdings Ltd.	1,360,000	84,909
	Hong Kong & China Gas Co. Ltd.	32,204,676	74,309
	Hang Seng Bank Ltd.	4,366,550	71,289
	CLP Holdings Ltd.	8,799,843	70,350
	Power Assets Holdings Ltd.	7,555,820	65,315
	Link REIT	13,053,214	64,989
	Wharf Holdings Ltd.	8,649,270	60,719
	BOC Hong Kong Holdings Ltd.	20,541,039	60,271
	Want Want China Holdings Ltd.	37,671,500	59,217
	Li & Fung Ltd.	32,872,479	47,848
	Hongkong Land Holdings Ltd.	6,693,000	46,908
	Jardine Strategic Holdings Ltd.	1,276,500	45,669
	Swire Pacific Ltd. Class A	3,825,608	44,184
	China Mengniu Dairy Co. Ltd.	7,838,000	40,335
	Hang Lung Properties Ltd.	12,756,915	38,049
	Henderson Land Development Co. Ltd.	5,881,634	35,157
	Bank of East Asia Ltd.	7,625,144	31,499
	Tingyi Cayman Islands Holding Corp.	10,850,000	30,205
	MTR Corp. Ltd.	7,936,424	29,991
	New World Development Co. Ltd.	28,463,716	29,449
	SJM Holdings Ltd.	10,387,219	28,897
	Sino Land Co. Ltd.	16,968,066	25,443
	Hang Lung Group Ltd.	4,654,000	25,275
	Wynn Macau Ltd.	6,082,545	24,072
	Prada SPA	2,905,200	23,300
	Samsonite International SA	7,277,800	23,124
	Techtronic Industries Co.	7,147,000	22,836
^	AAC Technologies Holdings Inc.	3,968,000	22,218
	Swire Properties Ltd.	6,664,994	20,072
	Wheelock & Co. Ltd.	4,658,464	19,228
	Cheung Kong Infrastructure Holdings Ltd.	2,842,311	18,575
	Esprit Holdings Ltd.	10,614,603	17,672
^	Sun Art Retail Group Ltd.	12,492,000	16,283

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	MGM China Holdings Ltd.	4,609,600	16,107
	Wing Hang Bank Ltd.	980,380	15,806
	Hysan Development Co. Ltd.	3,572,802	15,323
	ASM Pacific Technology Ltd.	1,361,484	15,146
	First Pacific Co. Ltd.	13,376,395	14,875
	Yue Yuen Industrial Holdings Ltd.	4,752,942	14,725
	Melco International Development Ltd.	4,538,000	13,966
	Shangri-La Asia Ltd.	8,129,676	13,424
	NWS Holdings Ltd.	7,688,292	13,185
	VTech Holdings Ltd.	909,200	12,545
	New World China Land Ltd.	14,718,000	12,218
	Kerry Properties Ltd.	3,706,592	12,206
	PCCW Ltd.	22,124,452	11,825
	Cathay Pacific Airways Ltd.	5,808,514	10,977
	Hopewell Holdings Ltd.	3,093,637	10,669
	Television Broadcasts Ltd.	1,648,400	10,298
*	Semiconductor Manufacturing International Corp.	120,793,000	9,929
	Chow Tai Fook Jewellery Group Ltd.	6,210,200	8,721
	Xinyi Glass Holdings Ltd.	10,602,000	8,379
	Johnson Electric Holdings Ltd.	8,035,000	7,685
*,^	Macau Legend Development Ltd.	9,187,000	7,027
	NagaCorp Ltd.	7,678,000	6,996
*	Citic 21CN Co. Ltd.	12,318,000	6,870
*	FIH Mobile Ltd.	12,488,714	6,746
	Vitasoy International Holdings Ltd.	4,690,000	6,436
	Champion REIT	13,545,000	6,385
	L'Occitane International SA	2,473,750	6,082
	Shougang Fushan Resources Group Ltd.	20,201,018	6,080
	Yingde Gases Group Co. Ltd.	5,834,000	5,891
	Cafe de Coral Holdings Ltd.	1,840,000	5,786
	Pacific Basin Shipping Ltd.	9,910,000	5,783
	Luk Fook Holdings International Ltd.	1,933,000	5,489
	Orient Overseas International Ltd.	1,116,103	5,339
^	Stella International Holdings Ltd.	2,157,000	5,320
*,^	Brightoil Petroleum Holdings Ltd.	16,870,000	5,240
	Towngas China Co. Ltd.	4,542,000	5,186
	Minth Group Ltd.	3,280,000	5,169
	Lifestyle International Holdings Ltd.	2,632,000	5,159
	Shui On Land Ltd.	19,450,263	5,154
	Huabao International Holdings Ltd.	10,859,000	5,143
	Great Eagle Holdings Ltd.	1,434,000	5,140
	Giordano International Ltd.	7,638,000	5,137
	Shun Tak Holdings Ltd.	10,270,500	5,059
^	Truly International Holdings Ltd.	7,426,000	5,020
^	Uni-President China Holdings Ltd.	6,049,000	5,010
^	SA SA International Holdings Ltd.	5,598,000	4,704
	Yuexiu REIT	9,933,000	4,695
*	Kerry Logistics Network Ltd.	3,068,796	4,516
^	REXLot Holdings Ltd.	41,700,000	4,424
*,^	United Co. RUSAL plc	9,188,000	4,052
	K Wah International Holdings Ltd.	5,898,000	3,932
^	Anton Oilfield Services Group	5,798,000	3,850
	Texwinca Holdings Ltd.	3,544,000	3,813
	Landing International Development Ltd.	51,180,000	3,770
	Dah Sing Financial Holdings Ltd.	845,240	3,768
^	Ju Teng International Holdings Ltd.	5,050,000	3,744
	Chow Sang Sang Holdings International Ltd.	1,492,000	3,669
	Pacific Textiles Holdings Ltd.	2,756,000	3,503
*,^	G-Resources Group Ltd.	121,319,559	3,345
^	Newocean Energy Holdings Ltd.	4,898,000	3,235
^	Summit Ascent Holdings Ltd.	2,120,026	3,208
^	Value Partners Group Ltd.	4,954,000	3,194
	China Travel International Inv HK	15,434,000	3,109
	Dah Sing Banking Group Ltd.	2,013,312	3,020

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Sinopoly Battery Ltd.	48,300,000	2,999
	TCL Communication Technology Holdings Ltd.	2,782,000	2,978
	Man Wah Holdings Ltd.	1,807,200	2,968
^	SmarTone Telecommunications Holdings Ltd.	2,824,500	2,915
*	Xinyi Solar Holdings Ltd.	10,600,000	2,861
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	16,250,804	2,819
	TCC International Holdings Ltd.	5,634,000	2,763
	SITC International Holdings Co. Ltd.	6,224,000	2,748
*	COFCO Land Holdings Ltd.	11,766,269	2,717
^	Hopewell Highway Infrastructure Ltd.	5,537,500	2,701
	Sunlight REIT	6,613,000	2,604
^	Goodbaby International Holdings Ltd.	4,552,536	2,499
^	CITIC Telecom International Holdings Ltd.	7,149,875	2,478
	Parkson Retail Group Ltd.	8,274,000	2,426
*,^	Xinchen China Power Holdings Ltd.	4,336,000	2,350
^	Honghua Group Ltd.	9,905,000	2,344
	Kowloon Development Co. Ltd.	1,909,000	2,335
^	Springland International Holdings Ltd.	5,858,343	2,305
	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,972,000	2,285
*,^	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,602,621	2,281
*,^	China Public Procurement Ltd.	43,304,000	2,181
*,^	SPT Energy Group Inc.	4,000,000	2,177
	Singamas Container Holdings Ltd.	9,502,000	2,061
*,^	United Laboratories International Holdings Ltd.	2,864,500	1,850
*,^	Lung Cheong International Holdings Ltd.	16,382,885	1,840
^	Prosperity REIT	6,166,000	1,822
*	APT Satellite Holdings Ltd.	1,382,500	1,735
*,^	Liu Chong Hing Investment	900,018	1,729
*,^	Louis XIII Holdings Ltd.	1,699,000	1,690
^	SOCAM Development Ltd.	1,356,353	1,651
*,^	Sino Oil And Gas Holdings Ltd.	58,985,000	1,639
^	Microport Scientific Corp.	2,392,000	1,624
	Road King Infrastructure Ltd.	1,649,000	1,517
	Regal Hotels International Holdings Ltd.	2,500,000	1,450
^	HKR International Ltd.	3,521,600	1,445
	Varitronix International Ltd.	1,285,000	1,423
	Emperor Watch & Jewellery Ltd.	18,440,000	1,383
^	China Aerospace International Holdings Ltd.	13,802,000	1,375
^	Trinity Ltd.	5,292,000	1,361
^	Midland Holdings Ltd.	3,188,000	1,340
*,^	Yanchang Petroleum International Ltd.	25,590,000	1,276
	New World Department Store China Ltd.	2,662,000	1,246
*,^	United Photovoltaics Group Ltd.	15,802,000	1,244
*	Lai Sun Development	52,691,833	1,233
	Yip's Chemical Holdings Ltd.	1,620,000	1,148
^	Hutchison Harbour Ring Ltd.	14,568,000	1,109
^	Far East Consortium International Ltd.	2,828,000	1,020
*	L'sea Resources International Holdings Ltd.	19,500,000	995
^	Polytec Asset Holdings Ltd.	6,685,000	984
	AMVIG Holdings Ltd.	2,512,000	914
	Ports Design Ltd.	1,880,000	895
*	China Merchants Land Ltd.	6,816,000	874
*,^	Sunshine Oilsands Ltd.	8,311,500	859
	EVA Precision Industrial Holdings Ltd.	4,732,000	795
^	IT Ltd.	2,846,000	772
	TPV Technology Ltd.	4,280,000	712
	Dickson Concepts International Ltd.	1,168,000	705
*	CST Mining Group Ltd.	95,320,000	627
*	Neo-Neon Holdings Ltd.	3,381,500	611
*	Hong Kong Television Network Ltd.	2,058,000	588
*	China Forestry Holdings Co. Ltd.	3,050,000	570
	China Environmental Energy Investment Ltd.	25,784,000	497
*	Sun Hung Kai Properties Ltd. Warrants Expire 04/08/2016	728,419	490
*	Inspur International Ltd.	2,653,000	466

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Henderson Investment Ltd.	5,897,000	457
*,^	Silver base Group Holdings Ltd.	3,334,225	437
*,^	Heng Tai Consumables Group Ltd.	23,385,000	428
	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
*	Mongolia Energy Corp. Ltd.	18,660,000	393
*	China Household Holdings Ltd.	12,145,000	352
*	Chong Hing Bank Ltd.	90,001	315
	Oriental Press Group	2,534,000	285
*	PetroAsian Energy Holdings Ltd.	16,612,000	263
*	Mongolian Mining Corp.	3,138,500	260
*	Sijia Group Co.	1,027,000	181
*	Richly Field China Development Ltd.	5,400,000	108
			2,934,833
Hungary (0.0%)
	OTP Bank plc	1,073,869	20,507
	MOL Hungarian Oil & Gas plc	267,353	15,381
*	Richter Gedeon Nyrt	798,445	13,675
	Magyar Telekom Telecommunications plc	2,478,878	3,537
			53,100
India (1.7%)
	Infosys Ltd.	2,657,851	141,408
	Reliance Industries Ltd.	9,064,552	140,901
	Housing Development Finance Corp.	8,906,905	132,798
	Tata Consultancy Services Ltd.	2,684,124	97,435
	Oil & Natural Gas Corp. Ltd.	11,733,116	63,336
	ITC Ltd.	10,872,016	61,468
	HDFC Bank Ltd.	5,093,576	60,966
	ICICI Bank Ltd.	2,621,171	54,043
	Sun Pharmaceutical Industries Ltd.	4,382,312	46,037
	Axis Bank Ltd.	1,655,032	41,758
	Bharti Airtel Ltd.	7,288,623	39,691
	Hindustan Unilever Ltd.	4,059,441	38,209
	Tata Motors Ltd.	5,413,801	37,449
	HCL Technologies Ltd.	1,515,415	35,264
	Mahindra & Mahindra Ltd.	1,713,133	30,596
	Larsen & Toubro Ltd.	1,260,056	27,100
	State Bank of India	760,131	26,248
	Sesa Sterlite Ltd.	7,513,018	23,146
	United Spirits Ltd.	489,408	22,475
	NTPC Ltd.	11,297,936	21,802
	HDFC Bank Ltd. ADR	532,155	21,313
	Kotak Mahindra Bank Ltd.	1,524,441	20,315
	Tech Mahindra Ltd.	598,843	18,209
	Coal India Ltd.	3,597,289	17,433
	Wipro Ltd.	1,987,818	17,228
	Hero MotoCorp Ltd.	451,949	16,527
	Cairn India Ltd.	2,595,134	14,434
	Asian Paints Ltd.	1,638,889	13,735
	Lupin Ltd.	833,869	13,684
	Maruti Suzuki India Ltd.	410,016	13,098
	Bajaj Auto Ltd.	408,481	12,973
	ICICI Bank Ltd. ADR	301,857	12,880
	Ultratech Cement Ltd.	374,177	12,592
	Power Grid Corp. of India Ltd.	7,134,547	12,522
	JSW Steel Ltd.	671,326	12,076
	Cipla Ltd.	1,816,769	11,989
	Dr Reddy's Laboratories Ltd.	263,191	11,812
	Zee Entertainment Enterprises Ltd.	2,669,857	11,640
	IndusInd Bank Ltd.	1,461,665	11,623
	Ambuja Cements Ltd.	3,488,260	11,459
	GAIL India Ltd.	1,854,510	11,390
	NMDC Ltd.	4,524,415	11,283
	Hindalco Industries Ltd.	5,011,827	11,182
^	Wipro Ltd. ADR	909,206	10,874

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	IDFC Ltd.	5,752,460	10,669
	Adani Enterprises Ltd.	1,509,395	10,487
	Nestle India Ltd.	131,001	10,351
	Idea Cellular Ltd.	4,486,557	10,030
	Bharat Heavy Electricals Ltd.	3,317,228	9,946
	Tata Steel Ltd.	1,456,727	9,697
	Dr Reddy's Laboratories Ltd. ADR	211,017	9,511
	Jindal Steel & Power Ltd.	2,111,118	8,950
	Godrej Consumer Products Ltd.	669,023	8,864
	Adani Ports and Special Economic Zone Ltd.	2,820,842	8,821
	Shriram Transport Finance Co. Ltd.	703,862	8,589
	Rural Electrification Corp. Ltd.	1,978,701	7,814
	Indian Oil Corp. Ltd.	1,785,535	7,802
	Bharat Petroleum Corp. Ltd.	996,153	7,524
	Yes Bank Ltd.	1,002,531	7,355
	Aurobindo Pharma Ltd.	768,686	7,317
	Motherson Sumi Systems Ltd.	1,706,145	7,197
	Tata Power Co. Ltd.	5,483,097	7,107
	Reliance Communications Ltd.	3,456,927	7,031
	Dabur India Ltd.	2,362,942	7,030
	Bank of Baroda	492,023	6,682
	Apollo Hospitals Enterprise Ltd.	444,168	6,597
	LIC Housing Finance Ltd.	1,458,984	6,350
	Mahindra & Mahindra Financial Services Ltd.	1,539,602	6,290
	Reliance Infrastructure Ltd.	728,066	6,149
	Glenmark Pharmaceuticals Ltd.	606,615	6,083
*	Oracle Financial Services Software Ltd.	118,443	5,892
	UPL Ltd.	1,297,404	5,779
*	Ranbaxy Laboratories Ltd.	715,909	5,632
	DLF Ltd.	2,407,640	5,618
	Indiabulls Housing Finance Ltd.	1,120,920	5,564
	Siemens Ltd.	481,452	5,542
	Power Finance Corp. Ltd.	1,802,232	5,501
	ACC Ltd.	249,473	5,354
	Grasim Industries Ltd.	122,914	5,337
	Oil India Ltd.	669,215	5,299
	Punjab National Bank	404,645	5,271
	Container Corp. Of India	329,862	5,255
	Divi's Laboratories Ltd.	226,696	5,191
	Steel Authority of India Ltd.	4,626,747	5,185
	Titan Co. Ltd.	1,203,437	5,090
	Jaiprakash Associates Ltd.	5,605,830	5,019
	United Breweries Ltd.	380,492	4,990
	GlaxoSmithKline Pharmaceuticals Ltd.	113,870	4,656
	Cadila Healthcare Ltd.	277,480	4,501
	Shree Cement Ltd.	47,350	4,472
	Mindtree Ltd.	189,669	4,463
*	Federal Bank Ltd.	2,963,955	4,452
	Marico Ltd.	1,297,324	4,392
	Piramal Enterprises Ltd.	479,818	4,305
	Colgate-Palmolive India Ltd.	180,078	4,288
	Havells India Ltd.	275,930	4,266
	Bharti Infratel Ltd.	1,175,244	4,205
	ABB India Ltd.	289,115	4,054
	Reliance Capital Ltd.	676,884	3,993
*	GlaxoSmithKline Consumer Healthcare Ltd.	56,360	3,903
	Eicher Motors Ltd.	36,780	3,781
*	Pidilite Industries Ltd.	700,473	3,704
*	Reliance Power Ltd.	3,161,414	3,593
	Bharat Forge Ltd.	514,630	3,488
	Cummins India Ltd.	378,427	3,441
	Tata Global Beverages Ltd.	1,320,183	3,279
	Mphasis Ltd.	472,532	3,235
	Castrol India Ltd.	648,682	3,190

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Jammu & Kashmir Bank Ltd.	110,643	3,078
	Aditya Birla Nuvo Ltd.	166,019	3,050
	State Bank of India GDR	44,251	3,041
	Apollo Tyres Ltd.	1,143,805	3,028
	Hindustan Zinc Ltd.	1,395,911	2,986
	ING Vysya Bank Ltd.	315,951	2,966
	Bajaj Finserv Ltd.	206,360	2,848
	Sun TV Network Ltd.	451,888	2,817
*	Jubilant Foodworks Ltd.	175,217	2,753
	Infosys Ltd. ADR	51,250	2,753
	GMR Infrastructure Ltd.	6,650,733	2,743
	Bank of India	679,225	2,646
	Bajaj Finance Ltd.	85,147	2,639
	Page Industries Ltd.	27,278	2,631
	CESC Ltd.	344,086	2,599
*	Adani Power Ltd.	3,242,277	2,592
	Bajaj Holdings and Investment Ltd.	146,118	2,541
	MAX India Ltd.	708,400	2,509
	Emami Ltd.	313,819	2,479
	Hindustan Petroleum Corp. Ltd.	459,488	2,453
	NHPC Ltd.	7,754,085	2,444
	Canara Bank	508,167	2,413
	Crompton Greaves Ltd.	874,657	2,389
	Wockhardt Ltd.	187,748	2,388
	Petronet LNG Ltd.	989,526	2,378
	Exide Industries Ltd.	1,164,050	2,315
	Britannia Industries Ltd.	159,979	2,295
	Hexaware Technologies Ltd.	891,822	2,245
	Ipca Laboratories Ltd.	161,185	2,237
	Indian Hotels Co. Ltd.	1,862,072	2,223
	Bhushan Steel Ltd.	296,300	2,194
	Amtek Auto Ltd.	751,121	2,168
	Biocon Ltd.	276,819	2,165
	Arvind Ltd.	688,549	2,098
	Torrent Pharmaceuticals Ltd.	218,086	2,092
*	Unitech Ltd.	7,779,056	2,051
	Bharat Electronics Ltd.	100,982	2,027
	IDBI Bank Ltd.	1,782,549	2,018
	JSW Energy Ltd.	2,238,862	1,992
*	MRF Ltd.	5,658	1,928
*	Just Dial Ltd.	97,240	1,905
	Jain Irrigation Systems Ltd.	1,400,652	1,900
	Godrej Industries Ltd.	372,562	1,867
	Thermax Ltd.	153,179	1,864
	Tata Communications Ltd.	391,363	1,840
	IFCI Ltd.	4,284,713	1,813
	Berger Paints India Ltd.	445,768	1,801
	Ashok Leyland Ltd.	4,678,400	1,728
	Great Eastern Shipping Co. Ltd.	308,714	1,715
	Tata Motors Ltd. ADR	44,900	1,680
	Tata Chemicals Ltd.	354,503	1,674
	Union Bank of India	643,173	1,617
*	Hathway Cable & Datacom Ltd.	385,840	1,572
*	Housing Development & Infrastructure Ltd.	1,370,402	1,562
*	Oberoi Realty Ltd.	437,858	1,503
	Indiabulls Real Estate Ltd.	1,423,384	1,473
	L&T Finance Holdings Ltd.	1,371,341	1,460
*	Suzlon Energy Ltd.	6,731,311	1,460
	Sundaram Finance Ltd.	121,597	1,454
	Oriental Bank of Commerce	351,019	1,443
	Strides Arcolab Ltd.	166,780	1,443
	South Indian Bank Ltd.	3,766,407	1,439
	IRB Infrastructure Developers Ltd.	734,004	1,398
	Sobha Developers Ltd.	225,133	1,391

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Voltas Ltd.	529,473	1,376
	India Infoline Ltd.	1,038,988	1,374
	Indian Overseas Bank	1,283,475	1,318
	Engineers India Ltd.	347,094	1,316
	Coromandel International Ltd.	341,651	1,244
*	Sun Pharma Advanced Research Co. Ltd.	420,074	1,192
	Syndicate Bank	677,452	1,160
*	Mangalore Refinery & Petrochemicals Ltd.	1,165,972	1,156
	PTC India Ltd.	1,025,899	1,137
	McLeod Russel India Ltd.	254,172	1,137
	Videocon Industries Ltd.	417,179	1,112
	Gujarat Gas Co. Ltd.	175,240	1,106
	Karnataka Bank Ltd.	531,867	1,081
	Gateway Distriparks Ltd.	366,184	1,076
	TVS Motor Co. Ltd.	649,279	1,029
	The Ramco Cements Ltd.	286,397	1,028
	Torrent Power Ltd.	589,579	1,020
	UCO Bank	803,438	1,018
	Future Retail Ltd.	456,922	1,000
*	Dish TV India Ltd.	1,273,851	993
	Welspun Corp. Ltd.	730,328	988
	Gujarat Mineral Development Corp. Ltd.	447,189	981
	Indian Bank	446,933	961
	Polaris Financial Technology Ltd.	296,791	878
	NCC Ltd.	1,047,115	874
	India Cements Ltd.	765,131	872
	CMC Ltd.	35,502	844
	Gujarat State Petronet Ltd.	685,028	828
	Century Textiles & Industries Ltd.	146,811	817
	Sintex Industries Ltd.	1,065,524	809
	Indraprastha Gas Ltd.	166,125	790
	Balrampur Chini Mills Ltd.	826,689	780
	Allahabad Bank	457,039	760
	Central Bank Of India	828,062	731
*	Essar Oil Ltd.	741,889	721
	Corp Bank	144,260	704
	Financial Technologies India Ltd.	128,097	671
	Raymond Ltd.	124,727	641
	Jindal Saw Ltd.	666,927	619
*	Punj Lloyd Ltd.	1,250,160	611
	Alstom India Ltd.	80,108	608
*	Pipavav Defence & Offshore Engineering Co. Ltd.	701,378	557
	Andhra Bank	497,059	552
	Shree Renuka Sugars Ltd.	1,505,103	546
	SREI Infrastructure Finance Ltd.	970,190	539
	Radico Khaitan Ltd.	301,618	528
	Rolta India Ltd.	419,508	522
*	Hindustan Construction Co. Ltd.	1,625,559	516
*	Jet Airways India Ltd.	120,494	502
	Multi Commodity Exchange of India Ltd.	53,177	471
	Gujarat State Fertilisers & Chemicals Ltd.	484,990	444
*	Tata Teleservices Maharashtra Ltd.	2,782,308	412
*	Bajaj Hindusthan Ltd.	1,351,776	400
*	IVRCL Ltd.	1,597,447	381
	Vijaya Bank	554,172	379
*	Shipping Corp. of India Ltd.	507,169	359
*	Lanco Infratech Ltd.	2,754,258	339
	Bombay Dyeing & Manufacturing Co. Ltd.	342,887	332
	Chambal Fertilizers & Chemicals Ltd.	480,703	323
*	Gujarat NRE Coke Ltd.	1,461,217	258
*	Parsvnath Developers Ltd.	554,804	222
	Sesa Sterlite Ltd. ADR	16,320	199
*	Nagarjuna Fertilizers & Chemicals Ltd.	312,129	58
*	Marico Kaya Enterprises Ltd.	22,414	46

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Jain Irrigation Systems Ltd.	32,150	20
*	Welspun Enterprises Ltd.	36,516	1
			2,046,305
Indonesia (0.5%)
	Astra International Tbk PT	114,808,800	73,970
	Bank Central Asia Tbk PT	69,892,200	66,565
	Telekomunikasi Indonesia Persero Tbk PT	287,163,000	56,442
	Bank Rakyat Indonesia Persero Tbk PT	61,208,300	52,563
	Bank Mandiri Persero Tbk PT	53,046,224	45,324
	Perusahaan Gas Negara Persero Tbk PT	60,622,000	27,998
	Semen Indonesia Persero Tbk PT	16,861,500	21,738
	Bank Negara Indonesia Persero Tbk PT	42,535,095	17,777
	Unilever Indonesia Tbk PT	6,518,000	16,559
	United Tractors Tbk PT	8,556,251	16,087
	Kalbe Farma Tbk PT	118,600,710	15,884
	Gudang Garam Tbk PT	3,236,500	15,856
	Indofood Sukses Makmur Tbk PT	24,727,100	15,126
	Indocement Tunggal Prakarsa Tbk PT	7,545,000	14,320
	Charoen Pokphand Indonesia Tbk PT	42,075,158	13,758
	Lippo Karawaci Tbk PT	107,167,700	9,940
	Adaro Energy Tbk PT	74,028,322	7,616
	XL Axiata Tbk PT	16,375,323	7,345
	Media Nusantara Citra Tbk PT	27,296,712	6,436
	Bank Danamon Indonesia Tbk PT	18,060,009	6,402
	Summarecon Agung Tbk PT	61,075,900	5,887
	Jasa Marga Persero Tbk PT	11,389,200	5,819
	Global Mediacom Tbk PT	30,513,618	5,792
*	Surya Citra Media Tbk PT	21,130,400	5,764
	Indofood CBP Sukses Makmur Tbk PT	6,555,500	5,676
	Tower Bersama Infrastructure Tbk PT	10,047,000	5,659
	Ciputra Development Tbk PT	59,079,200	5,201
	Bumi Serpong Damai PT	38,363,300	5,197
	Indo Tambangraya Megah Tbk PT	2,223,200	4,914
	Astra Agro Lestari Tbk PT	1,867,000	4,754
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	53,937,800	4,500
*	Trada Maritime Tbk PT	27,152,800	4,325
	Tambang Batubara Bukit Asam Persero Tbk PT	4,491,600	3,845
	AKR Corporindo Tbk PT	8,948,300	3,693
	MNC Investama Tbk PT	135,405,900	3,601
*	Matahari Putra Prima Tbk PT	14,946,100	3,589
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,806,100	3,358
	Vale Indonesia Tbk PT	10,794,198	3,325
*	Citra Marga Nusaphala Persada Tbk PT	10,241,200	3,074
	Alam Sutera Realty Tbk PT	66,047,200	3,044
*	Ace Hardware Indonesia Tbk PT	39,082,900	2,521
	Holcim Indonesia Tbk PT	10,029,900	2,470
	Wijaya Karya Persero Tbk PT	11,798,200	2,320
	Indosat Tbk PT	6,598,000	2,235
	Mitra Adiperkasa Tbk PT	4,040,300	2,232
	Pakuwon Jati Tbk PT	71,275,400	2,174
*	Arwana Citramulia Tbk PT	25,464,278	2,173
*	Bumi Resources Tbk PT	114,889,400	2,034
	Bank Tabungan Negara Persero Tbk PT	19,845,797	1,986
	Aneka Tambang Persero Tbk PT	19,017,300	1,939
	Medco Energi Internasional Tbk PT	7,942,900	1,893
	Timah Persero Tbk PT	14,037,187	1,826
	Ramayana Lestari Sentosa Tbk PT	15,639,000	1,734
*	Energi Mega Persada Tbk PT	193,028,332	1,574
	Surya Semesta Internusa Tbk PT	21,596,200	1,558
*	Garuda Indonesia Persero Tbk PT	37,275,209	1,487
	Gajah Tunggal Tbk PT	8,486,500	1,410
	Salim Ivomas Pratama Tbk PT	15,785,000	1,369
	Intiland Development Tbk PT	31,201,400	1,228
*	Agis Tbk PT	31,324,000	1,225

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Bakrie and Brothers Tbk PT	274,678,500	1,188
*	Bakrieland Development Tbk PT	202,316,500	874
	Harum Energy Tbk PT	4,211,500	863
	Agung Podomoro Land Tbk PT	34,371,800	785
*	Krakatau Steel Persero Tbk PT	16,541,000	713
	Sampoerna Agro PT	3,124,500	662
*	Berlian Laju Tanker Tbk PT	25,926,000	440
	Indika Energy Tbk PT	7,625,500	410
*	Bakrie Telecom Tbk PT	94,762,000	410
	Bisi International PT	6,953,500	371
*	Darma Henwa Tbk PT	41,394,000	179
			643,006
Ireland (0.2%)
	Kerry Group plc Class A	831,519	65,626
*	Bank of Ireland	156,252,942	61,010
*	Ryanair Holdings plc ADR	649,642	34,743
	Smurfit Kappa Group plc	889,307	19,812
	Kingspan Group plc	964,068	18,168
	Paddy Power plc	213,311	16,459
	Glanbia plc	973,208	14,535
	C&C Group plc	1,937,590	11,528
*	Ryanair Holdings plc	701,590	6,653
	FBD Holdings plc	108,608	2,621
	Aer Lingus Group plc	1,144,792	2,413
*	Irish Bank Resolution Corp. Ltd.	698,992	—
			253,568
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	5,415,653	265,475
	Bank Hapoalim BM	5,637,995	31,849
*	Bank Leumi Le-Israel BM	7,164,633	28,034
	Israel Chemicals Ltd.	2,523,752	22,399
	Bezeq The Israeli Telecommunication Corp. Ltd.	10,774,993	19,527
	NICE Systems Ltd.	313,174	13,554
	Delek Group Ltd.	27,259	11,048
	Mizrahi Tefahot Bank Ltd.	645,671	8,631
*	Israel Discount Bank Ltd. Class A	4,578,132	8,185
	Elbit Systems Ltd.	134,954	7,966
*	Israel Corp. Ltd.	13,283	7,501
	Azrieli Group	205,814	6,967
	Gazit-Globe Ltd.	487,179	6,261
	Osem Investments Ltd.	219,994	5,226
	Frutarom Industries Ltd.	202,500	4,863
*	Partner Communications Co. Ltd.	498,307	4,462
	Paz Oil Co. Ltd.	26,829	4,192
*	EZchip Semiconductor Ltd.	164,431	3,939
	Harel Insurance Investments & Financial Services Ltd.	631,090	3,602
	Strauss Group Ltd.	179,544	3,250
	Shikun & Binui Ltd.	1,148,219	2,991
	Alony Hetz Properties & Investments Ltd.	413,797	2,963
*	Delek Energy Systems Ltd.	4,083	2,879
	Cellcom Israel Ltd. (Registered)	194,687	2,468
*	Evogene Ltd.	138,533	2,444
	Ormat Industries	303,426	2,263
*	Clal Insurance Enterprises Holdings Ltd.	113,656	2,221
*	Allot Communications Ltd.	165,725	2,148
*	Jerusalem Oil Exploration	48,855	2,096
*	Nitsba Holdings 1995 Ltd.	136,137	2,090
	Migdal Insurance & Financial Holding Ltd.	1,265,041	2,073
*	Mazor Robotics Ltd.	226,890	2,051
*	Kamada Ltd.	139,475	2,026
	Ituran Location and Control Ltd.	82,498	1,990
	Melisron Ltd.	72,553	1,933
	Reit 1 Ltd.	712,950	1,871
	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	34,999	1,813

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	First International Bank Of Israel Ltd.	109,646	1,768
*	Oil Refineries Ltd.	6,151,283	1,714
*	Airport City Ltd.	166,796	1,705
	Amot Investments Ltd.	515,973	1,691
	Delek Automotive Systems Ltd.	160,242	1,619
*	Nova Measuring Instruments Ltd.	150,314	1,550
	Menorah Mivtachim Holdings Ltd.	125,965	1,513
	Phoenix Holdings Ltd.	402,994	1,496
	Jerusalem Economy Ltd.	138,588	1,380
	Shufersal Ltd.	368,304	1,377
*	Tower Semiconductor Ltd.	170,142	1,329
*	Africa Israel Investments Ltd.	601,427	1,317
	Norstar Holdings Inc.	48,825	1,313
	Cellcom Israel Ltd.	96,644	1,225
*	Naphtha Israel Petroleum Corp. Ltd.	162,265	1,214
*	Africa Israel Properties Ltd.	67,535	1,199
*	Discount Investment Corp.	129,965	1,192
	Electra Ltd.	7,997	1,157
*	Gilat Satellite Networks Ltd.	214,701	1,035
*	AudioCodes Ltd.	160,300	876
*	Ceragon Networks Ltd.	225,107	599
*	Hadera Paper Ltd.	10,751	536
	Elco Holdings Ltd.	40,342	452
	Property & Building Corp.	6,092	415
	Babylon Ltd.	146,605	208
*	Clal Biotechnology Industries Ltd.	15,894	47
			535,178
Italy (2.0%)
	Eni SPA	14,075,641	364,554
	Intesa Sanpaolo SPA (Registered)	67,327,901	230,401
	UniCredit SPA	25,465,927	228,169
	Enel SPA	37,084,684	210,048
	Assicurazioni Generali SPA	7,198,427	168,311
*	Telecom Italia SPA (Registered)	59,587,024	76,572
	Snam SPA	11,960,891	71,945
	CNH Industrial NV	5,237,096	61,176
	Atlantia SPA	2,267,889	59,077
*	Fiat SPA	4,863,619	58,718
	Luxottica Group SPA	986,576	56,587
	Tenaris SA	2,416,121	53,411
	Unione di Banche Italiane SCPA	4,934,848	47,106
	Terna Rete Elettrica Nazionale SPA	8,150,185	44,156
^	Banco Popolare SC	1,952,683	40,355
	Saipem SPA	1,426,149	38,254
	Telecom Italia SPA (Bearer)	34,446,931	34,240
	Pirelli & C. SPA	1,905,008	32,073
	Prysmian SPA	1,208,422	31,473
*	Mediobanca SPA	2,750,495	30,528
	Exor SPA	557,527	25,483
	Enel Green Power SPA	8,835,153	25,287
*,^	Banca Popolare dell'Emilia Romagna SC	1,901,644	21,920
*	Mediaset SPA	3,827,308	21,181
*	Finmeccanica SPA	2,172,136	20,102
*,^	Banca Monte dei Paschi di Siena SPA	57,062,401	19,072
*,^	Banca Popolare di Milano Scarl	18,445,660	18,654
*,^	UnipolSai SPA	4,629,293	17,034
	Azimut Holding SPA	544,089	16,985
	Davide Campari-Milano SPA	1,621,912	14,099
	Mediolanum SPA	1,472,111	13,250
^	Banca Popolare di Sondrio SCARL	1,746,015	12,540
*	Yoox SPA	308,522	11,079
	Gtech SPA	372,540	10,935
^	Tod's SPA	76,706	10,749
	Unipol Gruppo Finanziario SPA Prior Pfd.	1,572,290	10,392

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Banca Generali SPA	320,926	10,102
	Recordati SPA	567,696	9,938
	A2A SPA	8,036,345	9,834
	Hera SPA	3,328,361	9,808
*	World Duty Free SPA	720,300	9,677
	Unipol Gruppo Finanziario SPA	1,253,421	9,080
	Salvatore Ferragamo SPA	270,085	8,560
	Buzzi Unicem SPA	415,842	7,377
*	Sorin SPA	2,393,428	7,306
*	Autogrill SPA	724,554	6,955
	Ansaldo STS SPA	616,331	6,852
	Societa Cattolica di Assicurazioni SCRL	265,760	6,573
	Interpump Group SPA	451,486	6,401
*,^	Banca Piccolo Credito Valtellinese Scarl	2,649,258	6,325
	Brembo SPA	169,777	6,275
	Parmalat SPA	1,780,525	6,186
	Tenaris SA ADR	139,938	6,164
	De'Longhi SPA	282,103	6,132
	Danieli & C Officine Meccaniche SPA	231,884	5,558
	Ei Towers SPA	96,117	5,469
^	DiaSorin SPA	131,564	5,429
	ERG SPA	277,221	4,788
	Societa Iniziative Autostradali e Servizi SPA	398,959	4,744
^	Italcementi SPA	387,684	4,710
	Italcementi SPA RSP	589,636	4,594
	Credito Emiliano SPA	437,751	4,487
^	Beni Stabili SPA	4,773,993	4,268
	Iren SPA	2,483,033	4,219
*	Safilo Group SPA	174,833	3,993
	ACEA SPA	274,030	3,932
^	Piaggio & C SPA	943,218	3,903
^	Brunello Cucinelli SPA	135,084	3,888
*,^	Banca Carige SPA	4,809,219	3,555
	MARR SPA	180,142	3,489
	ASTM SPA	203,419	3,448
	Industria Macchine Automatiche SPA	67,239	3,307
*	CIR-Compagnie Industriali Riunite SPA	2,137,360	3,296
	Amplifon SPA	495,048	3,233
	Cementir Holding SPA	321,239	3,061
	Astaldi SPA	281,155	3,047
^	RCS MediaGroup SPA	1,287,951	2,961
^	Indesit Co. SPA	205,812	2,939
*	Italmobiliare SPA	92,676	2,872
*,^	Saras SPA	1,520,724	2,639
*,^	UnipolSai SPA B	691,858	2,575
	Danieli & C Officine Meccaniche SPA	69,198	2,485
	Trevi Finanziaria Industriale SPA	198,735	2,292
^	Geox SPA	432,719	1,883
*	Italmobiliare SPA	37,665	1,712
*	Sogefi SPA	250,655	1,593
*	Gruppo Editoriale L'Espresso SPA	689,315	1,592
	Esprinet SPA	136,064	1,488
^	Immobiliare Grande Distribuzione	797,244	1,481
	Zignago Vetro SPA	167,385	1,378
*	Cofide SPA	1,767,223	1,321
*	Falck Renewables SPA	657,362	1,255
*,^	Arnoldo Mondadori Editore SPA	525,365	972
*,^	DeA Capital SPA	456,280	849
*,^	Juventus Football Club SPA	2,073,814	709
*,^	Fiera Milano SPA	49,412	505
*	Gemina SPA CVR	2,837,088	51
			2,471,431
Japan (14.2%)
	Toyota Motor Corp.	15,136,487	817,797

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Mitsubishi UFJ Financial Group Inc.	80,846,156	430,061
SoftBank Corp.	5,378,658	400,592
Honda Motor Co. Ltd.	10,247,218	340,051
Sumitomo Mitsui Financial Group Inc.	7,676,160	303,441
Mizuho Financial Group Inc.	136,727,750	267,796
Canon Inc.	6,461,156	202,460
FANUC Corp.	1,121,399	202,341
Takeda Pharmaceutical Co. Ltd.	4,418,709	198,754
Japan Tobacco Inc.	6,018,954	197,834
Hitachi Ltd.	26,479,106	188,768
Seven & I Holdings Co. Ltd.	4,454,108	175,742
KDDI Corp.	3,124,125	166,615
Mitsubishi Estate Co. Ltd.	7,223,755	163,910
East Japan Railway Co.	2,167,376	158,143
Astellas Pharma Inc.	13,236,345	147,579
Mitsubishi Corp.	8,220,116	147,200
Mitsui Fudosan Co. Ltd.	4,834,915	143,122
Mitsui & Co. Ltd.	9,888,266	140,239
Shin-Etsu Chemical Co. Ltd.	2,354,784	138,137
Bridgestone Corp.	3,809,835	136,413
Central Japan Railway Co.	1,082,160	132,917
Panasonic Corp.	12,155,609	132,497
Mitsubishi Electric Corp.	11,279,282	128,435
NTT DOCOMO Inc.	8,030,400	128,089
Nippon Steel & Sumitomo Metal Corp.	48,329,029	126,798
Nippon Telegraph & Telephone Corp.	2,278,239	126,426
Nissan Motor Co. Ltd.	14,500,633	125,120
Denso Corp.	2,727,937	124,265
Tokio Marine Holdings Inc.	4,073,191	120,020
Komatsu Ltd.	5,439,129	119,749
Nomura Holdings Inc.	20,040,352	116,051
Kao Corp.	3,004,622	113,116
ORIX Corp.	7,401,320	107,244
Keyence Corp.	260,364	100,438
Sony Corp.	5,693,990	99,961
ITOCHU Corp.	8,860,719	99,327
Mitsubishi Heavy Industries Ltd.	18,296,400	96,330
Sumitomo Realty & Development Co. Ltd.	2,473,033	95,952
Murata Manufacturing Co. Ltd.	1,144,774	95,433
Fast Retailing Co. Ltd.	302,831	94,101
Fuji Heavy Industries Ltd.	3,576,106	94,033
Kubota Corp.	7,195,394	92,738
Toshiba Corp.	23,470,104	91,929
Sumitomo Mitsui Trust Holdings Inc.	21,835,511	89,978
Daikin Industries Ltd.	1,523,020	88,098
Kyocera Corp.	1,847,356	86,881
SMC Corp.	354,239	84,329
Sumitomo Corp.	6,426,748	83,422
Inpex Corp.	5,260,300	76,713
Dai-ichi Life Insurance Co. Ltd.	5,481,500	75,956
Tokyo Gas Co. Ltd.	14,349,382	75,182
Daiwa Securities Group Inc.	9,987,910	74,894
Hoya Corp.	2,483,905	73,467
Nidec Corp.	1,270,480	71,827
JX Holdings Inc.	13,821,460	71,814
Kirin Holdings Co. Ltd.	5,069,272	70,210
MS&AD Insurance Group Holdings	3,103,767	69,624
Secom Co. Ltd.	1,184,103	67,983
Asahi Group Holdings Ltd.	2,457,511	67,908
Mazda Motor Corp.	15,169,956	67,829
FUJIFILM Holdings Corp.	2,615,219	67,557
Daiichi Sankyo Co. Ltd.	3,970,397	66,601
Nintendo Co. Ltd.	607,195	63,731
Marubeni Corp.	9,497,193	63,464

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Otsuka Holdings Co. Ltd.	2,199,371	63,359
	Daiwa House Industry Co. Ltd.	3,690,910	62,361
	Suzuki Motor Corp.	2,383,765	61,501
	Eisai Co. Ltd.	1,575,211	60,833
	Sumitomo Electric Industries Ltd.	4,375,967	60,569
	Fujitsu Ltd.	10,172,378	59,816
	Toray Industries Inc.	8,849,450	57,758
	Resona Holdings Inc.	10,922,728	55,848
	Tokyo Electron Ltd.	978,366	55,645
	NKSJ Holdings Inc.	2,202,666	54,954
	JFE Holdings Inc.	2,937,391	54,287
	Ajinomoto Co. Inc.	3,665,758	53,952
	Dentsu Inc.	1,285,419	52,718
*	Olympus Corp.	1,700,098	51,929
	Asahi Kasei Corp.	7,608,144	51,726
	Yamato Holdings Co. Ltd.	2,293,045	47,187
	Ricoh Co. Ltd.	3,998,183	46,071
*	Chubu Electric Power Co. Inc.	4,039,908	46,017
	Sumitomo Metal Mining Co. Ltd.	3,040,716	45,929
	Tokyu Corp.	7,197,504	45,332
	Oriental Land Co. Ltd.	300,364	44,999
	T&D Holdings Inc.	3,763,450	44,922
	Shimano Inc.	448,879	44,871
	Toyota Industries Corp.	967,480	44,599
	Daito Trust Construction Co. Ltd.	437,216	44,491
	Omron Corp.	1,252,505	44,357
	West Japan Railway Co.	1,082,390	43,894
	Aeon Co. Ltd.	3,769,600	43,537
	LIXIL Group Corp.	1,626,644	43,106
	Osaka Gas Co. Ltd.	11,274,834	42,498
	Isuzu Motors Ltd.	7,245,753	42,080
	Ono Pharmaceutical Co. Ltd.	530,338	42,063
	NEC Corp.	14,829,932	41,717
	Terumo Corp.	2,075,662	41,193
	JGC Corp.	1,266,391	41,008
	Nitto Denko Corp.	942,572	40,810
	Shiseido Co. Ltd.	2,238,295	39,989
	Aisin Seiki Co. Ltd.	1,125,805	39,785
	Hankyu Hanshin Holdings Inc.	7,215,455	39,545
	Sekisui House Ltd.	3,242,110	38,917
	Makita Corp.	718,575	38,220
	Mitsubishi Motors Corp.	3,445,030	37,338
*	Kansai Electric Power Co. Inc.	4,424,885	37,103
	Unicharm Corp.	671,551	36,417
	Bank of Yokohama Ltd.	7,152,448	35,949
	Kintetsu Corp.	10,117,546	35,556
	Shizuoka Bank Ltd.	3,590,824	34,310
	Toyota Tsusho Corp.	1,285,016	33,846
	Yakult Honsha Co. Ltd.	622,781	33,661
	Yahoo Japan Corp.	7,622,200	33,297
	Asahi Glass Co. Ltd.	5,866,678	33,260
	Sumitomo Chemical Co. Ltd.	8,790,919	32,980
	Kawasaki Heavy Industries Ltd.	8,787,304	32,615
	IHI Corp.	8,106,749	32,324
	Chugai Pharmaceutical Co. Ltd.	1,267,845	31,999
	Dai Nippon Printing Co. Ltd.	3,549,353	31,970
	Shionogi & Co. Ltd.	1,819,222	31,888
*	Tokyo Electric Power Co. Inc.	8,330,509	31,508
	Nikon Corp.	2,001,137	31,375
	Odakyu Electric Railway Co. Ltd.	3,559,371	31,249
	Japan Exchange Group Inc.	1,568,747	31,039
	Mitsubishi Chemical Holdings Corp.	7,718,158	30,888
	NGK Insulators Ltd.	1,601,733	30,290
	Tobu Railway Co. Ltd.	6,113,285	29,900

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
TDK Corp.	699,369	29,822
NGK Spark Plug Co. Ltd.	1,247,919	28,571
NSK Ltd.	2,707,952	28,468
Taisei Corp.	6,046,399	28,031
Chiba Bank Ltd.	4,399,445	27,965
NTT Data Corp.	718,600	27,764
Sysmex Corp.	874,734	27,731
Konica Minolta Inc.	2,961,289	27,594
TOTO Ltd.	1,916,224	27,106
* Kyushu Electric Power Co. Inc.	2,649,895	26,736
Tohoku Electric Power Co. Inc.	2,730,887	25,989
Lawson Inc.	373,693	25,954
Rohm Co. Ltd.	542,366	25,937
Isetan Mitsukoshi Holdings Ltd.	2,062,263	25,663
Hirose Electric Co. Ltd.	178,720	25,227
Suntory Beverage & Food Ltd.	721,282	25,189
Obayashi Corp.	3,861,404	24,933
Nippon Yusen KK	9,197,567	24,930
MEIJI Holdings Co. Ltd.	405,439	24,881
Sekisui Chemical Co. Ltd.	2,439,527	24,723
Yamaha Motor Co. Ltd.	1,587,157	24,501
Keio Corp.	3,448,175	24,405
Nippon Express Co. Ltd.	5,143,425	24,315
Keikyu Corp.	2,925,187	24,281
Namco Bandai Holdings Inc.	1,117,564	24,145
Taiheiyo Cement Corp.	6,873,398	24,111
Toppan Printing Co. Ltd.	3,452,365	23,710
Seiko Epson Corp.	863,911	23,576
Chugoku Electric Power Co. Inc.	1,766,845	23,151
Sega Sammy Holdings Inc.	1,134,541	22,869
Oji Holdings Corp.	5,404,705	22,708
Kuraray Co. Ltd.	1,979,304	22,255
Electric Power Development Co. Ltd.	836,983	22,195
Kikkoman Corp.	1,087,878	22,104
Kobe Steel Ltd.	16,679,912	21,895
Nissin Foods Holdings Co. Ltd.	446,169	21,357
*,^ Sharp Corp.	8,513,150	21,340
Mitsui OSK Lines Ltd.	6,381,923	21,291
Shimizu Corp.	3,709,794	21,029
Mitsubishi Materials Corp.	7,132,570	20,688
Asics Corp.	1,056,911	20,571
Kansai Paint Co. Ltd.	1,459,033	20,399
Hulic Co. Ltd.	1,682,100	20,289
Santen Pharmaceutical Co. Ltd.	454,647	20,263
Hino Motors Ltd.	1,530,883	20,168
Nippon Paint Co. Ltd.	1,301,000	20,128
Nitori Holdings Co. Ltd.	437,080	20,048
JSR Corp.	1,223,306	20,046
Brother Industries Ltd.	1,431,727	20,026
Fukuoka Financial Group Inc.	4,894,984	19,991
Tokyu Fudosan Holdings Corp.	2,735,618	19,888
Aozora Bank Ltd.	6,665,969	19,830
Shinsei Bank Ltd.	10,161,037	19,810
Daihatsu Motor Co. Ltd.	1,192,197	19,747
Suruga Bank Ltd.	1,149,693	19,722
Nippon Meat Packers Inc.	1,135,313	19,677
Joyo Bank Ltd.	4,035,506	19,641
Taisho Pharmaceutical Holdings Co. Ltd.	265,733	19,587
Yokogawa Electric Corp.	1,428,043	19,524
Stanley Electric Co. Ltd.	879,737	19,498
Kajima Corp.	5,114,284	19,473
Hisamitsu Pharmaceutical Co. Inc.	465,104	19,466
Credit Saison Co. Ltd.	908,451	19,353
Trend Micro Inc.	591,363	19,129

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
JTEKT Corp.	1,286,554	18,771
Tokyo Tatemono Co. Ltd.	2,327,000	18,557
Rinnai Corp.	222,400	18,535
J Front Retailing Co. Ltd.	2,874,872	18,274
Yamada Denki Co. Ltd.	4,943,730	18,264
Toyo Suisan Kaisha Ltd.	561,279	17,978
USS Co. Ltd.	1,217,180	17,742
Hamamatsu Photonics KK	393,310	17,722
Japan Airlines Co. Ltd.	342,004	17,705
Kyowa Hakko Kirin Co. Ltd.	1,547,736	17,625
Mitsubishi Tanabe Pharma Corp.	1,274,853	17,481
Don Quijote Holdings Co. Ltd.	323,800	17,078
Benesse Holdings Inc.	448,263	17,056
Alfresa Holdings Corp.	273,258	17,012
Bank of Kyoto Ltd.	2,072,925	16,890
Nomura Research Institute Ltd.	562,051	16,298
Yaskawa Electric Corp.	1,439,112	16,227
Minebea Co. Ltd.	2,001,000	16,216
Nisshin Seifun Group Inc.	1,374,528	15,992
Iyo Bank Ltd.	1,769,653	15,911
Sony Financial Holdings Inc.	992,132	15,909
AEON Financial Service Co. Ltd.	629,665	15,857
Casio Computer Co. Ltd.	1,388,983	15,850
Nagoya Railroad Co. Ltd.	4,960,000	15,738
Koito Manufacturing Co. Ltd.	716,100	15,575
Suzuken Co. Ltd.	429,892	15,495
Fuji Electric Co. Ltd.	3,380,774	15,343
Ryohin Keikaku Co. Ltd.	136,300	15,318
Ebara Corp.	2,565,000	15,257
Hachijuni Bank Ltd.	2,771,425	15,151
TonenGeneral Sekiyu KK	1,598,795	15,102
Takashimaya Co. Ltd.	1,593,922	15,101
Amada Co. Ltd.	2,085,692	15,084
Daicel Corp.	1,795,782	15,039
Hitachi Metals Ltd.	1,090,441	14,807
Hokuhoku Financial Group Inc.	7,672,000	14,805
FamilyMart Co. Ltd.	356,493	14,803
Yokohama Rubber Co. Ltd.	1,656,000	14,791
Nabtesco Corp.	683,456	14,755
Aeon Mall Co. Ltd.	612,879	14,612
^ ANA Holdings Inc.	6,633,946	14,487
Toyo Seikan Group Holdings Ltd.	970,932	14,440
Shimadzu Corp.	1,686,080	14,403
Toho Gas Co. Ltd.	2,932,573	14,389
Shimamura Co. Ltd.	154,299	14,374
Miraca Holdings Inc.	331,549	14,372
*,^ Seibu Holdings Inc.	785,627	14,370
Toho Co. Ltd.	745,497	14,352
SBI Holdings Inc.	1,249,910	14,294
THK Co. Ltd.	676,258	14,294
Keisei Electric Railway Co. Ltd.	1,629,500	14,182
Sumitomo Rubber Industries Ltd.	1,018,330	14,153
Seven Bank Ltd.	3,729,219	14,138
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,864,470	14,133
Gunma Bank Ltd.	2,644,289	14,055
Kurita Water Industries Ltd.	665,906	14,024
Chugoku Bank Ltd.	1,048,509	13,899
Mitsubishi Gas Chemical Co. Inc.	2,404,271	13,881
M3 Inc.	1,009,500	13,849
Kamigumi Co. Ltd.	1,448,414	13,807
Nissan Chemical Industries Ltd.	925,700	13,796
Air Water Inc.	982,553	13,787
Sumitomo Heavy Industries Ltd.	3,230,460	13,745
Dainippon Sumitomo Pharma Co. Ltd.	904,592	13,719

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Iida Group Holdings Co. Ltd.	917,063	13,686
	MediPal Holdings Corp.	968,234	13,619
	Hiroshima Bank Ltd.	3,299,166	13,574
	Citizen Holdings Co. Ltd.	1,837,491	13,494
	Teijin Ltd.	5,484,422	13,481
	Yamaha Corp.	999,456	13,391
	Taiyo Nippon Sanso Corp.	1,678,882	13,382
	Chiyoda Corp.	992,963	13,315
	Keihan Electric Railway Co. Ltd.	3,228,000	13,307
	Marui Group Co. Ltd.	1,491,475	13,248
	Hokuriku Electric Power Co.	1,055,618	13,109
	Mitsui Chemicals Inc.	5,310,556	12,941
	Tosoh Corp.	3,386,279	12,922
	Yamaguchi Financial Group Inc.	1,384,340	12,766
	Sawai Pharmaceutical Co. Ltd.	205,500	12,718
	Nomura Real Estate Holdings Inc.	680,647	12,717
	Idemitsu Kosan Co. Ltd.	572,940	12,670
	Konami Corp.	554,093	12,636
	GS Yuasa Corp.	2,209,526	12,503
	Ibiden Co. Ltd.	690,752	12,468
	MISUMI Group Inc.	494,400	12,031
	Nippon Kayaku Co. Ltd.	1,009,000	12,007
	Mitsubishi Logistics Corp.	834,435	11,972
	Sankyo Co. Ltd.	297,551	11,899
	DIC Corp.	4,464,000	11,847
^	Dena Co. Ltd.	688,051	11,628
	COMSYS Holdings Corp.	707,100	11,592
	Obic Co. Ltd.	386,300	11,592
	Otsuka Corp.	96,977	11,480
	Nippon Electric Glass Co. Ltd.	2,340,931	11,452
^	Sugi Holdings Co. Ltd.	253,600	11,407
	Dowa Holdings Co. Ltd.	1,359,000	11,394
	Showa Denko KK	8,508,762	11,338
	Kobayashi Pharmaceutical Co. Ltd.	186,400	11,318
	Hoshizaki Electric Co. Ltd.	279,500	11,310
	Kaneka Corp.	1,914,429	11,229
^	Nippon Paper Industries Co. Ltd.	613,956	11,220
^	Sanrio Co. Ltd.	351,140	11,132
	Nankai Electric Railway Co. Ltd.	2,867,000	11,121
	Sojitz Corp.	7,048,887	11,115
	Hitachi Construction Machinery Co. Ltd.	597,540	11,088
	Hakuhodo DY Holdings Inc.	1,420,980	11,023
	Alps Electric Co. Ltd.	974,200	11,016
	Showa Shell Sekiyu KK	1,085,059	11,007
	Kakaku.com Inc.	755,700	10,781
	Mabuchi Motor Co. Ltd.	155,116	10,622
	Advantest Corp.	962,563	10,611
	Zeon Corp.	1,137,000	10,572
	NOK Corp.	646,430	10,568
	Nippon Shokubai Co. Ltd.	915,000	10,558
	Park24 Co. Ltd.	563,300	10,297
	Kawasaki Kisen Kaisha Ltd.	5,121,710	10,284
*	Shikoku Electric Power Co. Inc.	876,994	10,265
*	NTN Corp.	2,979,324	10,196
	Calbee Inc.	414,700	10,170
	Tsuruha Holdings Inc.	100,900	10,155
	Yamazaki Baking Co. Ltd.	830,640	10,149
	Ube Industries Ltd.	5,986,333	10,142
	Rohto Pharmaceutical Co. Ltd.	569,600	10,049
	Haseko Corp.	1,577,600	9,991
	Coca-Cola East Japan Co. Ltd.	434,293	9,787
	Daido Steel Co. Ltd.	1,994,463	9,752
	Ushio Inc.	731,743	9,558
	Maruichi Steel Tube Ltd.	374,712	9,505

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	NHK Spring Co. Ltd.	1,042,689	9,438
	77 Bank Ltd.	2,072,000	9,354
	Pigeon Corp.	207,800	9,303
	Nishi-Nippon City Bank Ltd.	4,088,372	9,299
	Azbil Corp.	409,100	9,284
	Tokai Tokyo Financial Holdings Inc.	1,372,100	9,218
	Kewpie Corp.	640,200	9,209
	Tsumura & Co.	387,413	9,208
	Anritsu Corp.	815,932	9,137
	Sapporo Holdings Ltd.	2,139,000	9,069
	Sotetsu Holdings Inc.	2,498,000	8,928
	Sumitomo Osaka Cement Co. Ltd.	2,220,000	8,829
	Hikari Tsushin Inc.	104,600	8,818
	Seino Holdings Co. Ltd.	884,000	8,737
	Furukawa Electric Co. Ltd.	3,855,000	8,679
	Japan Steel Works Ltd.	2,051,494	8,668
	Glory Ltd.	334,600	8,657
	Oracle Corp. Japan	187,738	8,652
	Denki Kagaku Kogyo KK	2,591,447	8,595
	Hitachi Chemical Co. Ltd.	583,615	8,586
	Nagase & Co. Ltd.	696,500	8,534
	Zenkoku Hosho Co. Ltd.	379,600	8,502
	Hitachi High-Technologies Corp.	368,763	8,436
	Disco Corp.	137,500	8,356
	Mitsui Engineering & Shipbuilding Co. Ltd.	4,298,000	8,339
	Nishi-Nippon Railroad Co. Ltd.	2,151,000	8,273
	Takara Holdings Inc.	1,079,000	8,261
	Sohgo Security Services Co. Ltd.	386,900	8,203
	Nichirei Corp.	1,686,000	8,187
^	Taiyo Yuden Co. Ltd.	662,100	8,186
	Toyobo Co. Ltd.	5,000,000	8,074
	Nihon Kohden Corp.	196,600	8,051
	Lion Corp.	1,467,000	8,037
	Fujikura Ltd.	1,859,000	8,005
	Shiga Bank Ltd.	1,463,000	8,000
	Sundrug Co. Ltd.	193,400	7,912
	UNY Group Holdings Co. Ltd.	1,220,200	7,875
	DMG Mori Seiki Co. Ltd.	621,800	7,757
*,^	Acom Co. Ltd.	2,262,200	7,710
	Okasan Securities Group Inc.	1,103,484	7,704
	OKUMA Corp.	900,000	7,703
	Century Tokyo Leasing Corp.	266,100	7,701
	Mitsui Mining & Smelting Co. Ltd.	3,102,000	7,692
	Toyoda Gosei Co. Ltd.	417,363	7,690
	Ezaki Glico Co. Ltd.	578,000	7,612
	Sumitomo Forestry Co. Ltd.	748,300	7,611
	Aoyama Trading Co. Ltd.	304,000	7,544
	Topcon Corp.	432,200	7,537
	Tadano Ltd.	530,000	7,494
	Horiba Ltd.	215,700	7,456
	Yamato Kogyo Co. Ltd.	258,055	7,442
	Kaken Pharmaceutical Co. Ltd.	431,000	7,427
	Nisshinbo Holdings Inc.	856,000	7,334
^	Kagome Co. Ltd.	429,200	7,263
	House Foods Group Inc.	433,500	7,214
	Ito En Ltd.	337,200	7,209
*,^	Leopalace21 Corp.	1,374,700	7,110
	Wacoal Holdings Corp.	718,000	7,083
	Juroku Bank Ltd.	2,017,000	7,046
	Daishi Bank Ltd.	1,944,000	7,021
	K's Holdings Corp.	238,200	6,913
	Cosmo Oil Co. Ltd.	3,680,850	6,886
	Awa Bank Ltd.	1,275,000	6,827
	Kinden Corp.	740,006	6,813

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Izumi Co. Ltd.	231,700	6,780
	Toho Holdings Co. Ltd.	335,400	6,761
	Tsubakimoto Chain Co.	947,000	6,759
	North Pacific Bank Ltd.	1,667,900	6,756
	Japan Airport Terminal Co. Ltd.	291,400	6,724
	Autobacs Seven Co. Ltd.	434,200	6,718
	SCSK Corp.	252,836	6,688
*	Nippon Sheet Glass Co. Ltd.	5,144,413	6,598
	Nissan Shatai Co. Ltd.	433,100	6,598
	Matsumotokiyoshi Holdings Co. Ltd.	223,200	6,587
	Toyo Tire & Rubber Co. Ltd.	881,000	6,569
	Keiyo Bank Ltd.	1,481,000	6,519
	Oki Electric Industry Co. Ltd.	3,327,000	6,513
	Sanwa Holdings Corp.	1,062,000	6,488
	Japan Petroleum Exploration Co.	174,053	6,479
	Hitachi Capital Corp.	262,200	6,463
^	Temp Holdings Co. Ltd.	253,100	6,439
*,^	Hokkaido Electric Power Co. Inc.	1,037,678	6,348
^	Accordia Golf Co. Ltd.	494,000	6,337
	Coca-Cola West Co. Ltd.	363,026	6,318
	Nippon Konpo Unyu Soko Co. Ltd.	373,000	6,303
^	Square Enix Holdings Co. Ltd.	391,707	6,300
	KYORIN Holdings Inc.	326,700	6,297
	Shimachu Co. Ltd.	286,500	6,295
	Nifco Inc.	225,300	6,293
	Jafco Co. Ltd.	164,200	6,291
	SHO-BOND Holdings Co. Ltd.	139,100	6,269
	SKY Perfect JSAT Holdings Inc.	1,157,800	6,226
	Nippon Shinyaku Co. Ltd.	351,000	6,183
	United Arrows Ltd.	159,300	6,161
	ADEKA Corp.	557,400	6,124
	Mochida Pharmaceutical Co. Ltd.	86,900	6,123
	Duskin Co. Ltd.	327,800	6,059
	Musashino Bank Ltd.	187,100	5,996
	Higo Bank Ltd.	1,162,000	5,972
	Nexon Co. Ltd.	765,546	5,963
	Okumura Corp.	1,303,000	5,953
	Rengo Co. Ltd.	1,332,000	5,952
	Kagoshima Bank Ltd.	949,000	5,928
	Toagosei Co. Ltd.	1,410,000	5,900
	Start Today Co. Ltd.	280,676	5,882
	Senshu Ikeda Holdings Inc.	1,275,760	5,858
	San-In Godo Bank Ltd.	886,000	5,848
^	Fukuyama Transporting Co. Ltd.	999,000	5,846
	Itochu Techno-Solutions Corp.	138,849	5,802
	TS Tech Co. Ltd.	216,400	5,771
	ABC-Mart Inc.	127,689	5,734
	Kose Corp.	172,500	5,733
	IT Holdings Corp.	368,500	5,712
	Hokkoku Bank Ltd.	1,705,000	5,709
	Resorttrust Inc.	361,400	5,670
^	Nipro Corp.	652,200	5,646
	Nanto Bank Ltd.	1,498,000	5,623
*,^	Aiful Corp.	1,636,700	5,589
	Tokuyama Corp.	1,921,000	5,571
	Matsui Securities Co. Ltd.	603,500	5,556
	Lintec Corp.	298,300	5,547
	Maeda Road Construction Co. Ltd.	356,000	5,520
	OSG Corp.	341,700	5,508
	HIS Co. Ltd.	198,400	5,502
	NTT Urban Development Corp.	616,300	5,421
	Hyakugo Bank Ltd.	1,396,000	5,409
	Shochiku Co. Ltd.	642,000	5,313
	H2O Retailing Corp.	703,000	5,305

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cosmos Pharmaceutical Corp.	49,500	5,295
	Dainippon Screen Manufacturing Co. Ltd.	1,208,000	5,269
^	J Trust Co. Ltd.	486,500	5,245
^	Zensho Holdings Co. Ltd.	517,800	5,235
	UACJ Corp.	1,322,006	5,229
	Kyowa Exeo Corp.	403,800	5,223
	Penta-Ocean Construction Co. Ltd.	1,597,000	5,223
	Kissei Pharmaceutical Co. Ltd.	222,900	5,220
	Iwatani Corp.	882,000	5,176
^	Wacom Co. Ltd.	790,100	5,167
	Onward Holdings Co. Ltd.	768,000	5,166
^	Gree Inc.	525,455	5,138
	Hyakujushi Bank Ltd.	1,528,000	5,118
*	Ulvac Inc.	268,700	5,092
*,^	Kenedix Inc.	1,472,800	5,091
	Ogaki Kyoritsu Bank Ltd.	1,880,000	5,078
	Ship Healthcare Holdings Inc.	148,600	5,068
	Tokai Rika Co. Ltd.	289,200	5,026
	Sanken Electric Co. Ltd.	717,000	4,995
*,^	Orient Corp.	2,366,000	4,983
	Nachi-Fujikoshi Corp.	805,000	4,979
	Nisshin Steel Holdings Co. Ltd.	483,192	4,963
	Nihon Parkerizing Co. Ltd.	226,000	4,926
	Capcom Co. Ltd.	282,300	4,917
	Exedy Corp.	182,800	4,891
	Komeri Co. Ltd.	180,400	4,885
	Sankyu Inc.	1,275,000	4,860
^	Kanamoto Co. Ltd.	154,000	4,838
	Aica Kogyo Co. Ltd.	231,100	4,833
	Canon Marketing Japan Inc.	299,600	4,825
	Nishimatsu Construction Co. Ltd.	1,337,000	4,811
	Toda Corp.	1,366,000	4,787
	Maeda Corp.	633,000	4,711
	NOF Corp.	679,000	4,709
	Daifuku Co. Ltd.	408,000	4,704
	Hanwa Co. Ltd.	1,202,000	4,701
	Arcs Co. Ltd.	233,700	4,688
	Tokyo Dome Corp.	1,045,000	4,680
	Meidensha Corp.	1,113,000	4,608
	Takata Corp.	194,800	4,590
	Nippon Seiki Co. Ltd.	262,000	4,581
	IBJ Leasing Co. Ltd.	199,400	4,563
	Toshiba TEC Corp.	695,000	4,528
	Fuji Media Holdings Inc.	267,500	4,507
	Inaba Denki Sangyo Co. Ltd.	146,300	4,493
	Kiyo Bank Ltd.	378,700	4,456
	Tokyo Ohka Kogyo Co. Ltd.	194,700	4,453
	Nippon Television Holdings Inc.	298,400	4,448
	Pola Orbis Holdings Inc.	113,616	4,446
	Kureha Corp.	940,000	4,445
	KYB Co. Ltd.	1,091,000	4,444
	Sumco Corp.	574,678	4,410
	Hazama Ando Corp.	998,100	4,405
	Bank of Iwate Ltd.	99,100	4,401
	FP Corp.	139,600	4,342
	Nippo Corp.	283,000	4,324
	Nippon Gas Co. Ltd.	258,900	4,288
	Calsonic Kansei Corp.	870,000	4,286
	Miura Co. Ltd.	150,100	4,264
	Hogy Medical Co. Ltd.	82,200	4,240
	Enplas Corp.	73,700	4,235
	Fuji Machine Manufacturing Co. Ltd.	473,000	4,183
^	Daio Paper Corp.	397,000	4,165
	Shinmaywa Industries Ltd.	468,000	4,133

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Nippon Light Metal Holdings Co. Ltd.	2,911,000	4,105
	Japan Aviation Electronics Industry Ltd.	241,000	4,102
	Yamanashi Chuo Bank Ltd.	942,000	4,082
	Nitto Boseki Co. Ltd.	978,000	4,081
	Asatsu-DK Inc.	179,600	4,063
	Saibu Gas Co. Ltd.	1,607,000	4,029
	Meitec Corp.	150,900	4,017
	Kokuyo Co. Ltd.	524,500	4,011
	Ryosan Co. Ltd.	188,800	3,991
	Okamura Corp.	464,000	3,969
^	Kadokawa Corp.	119,800	3,934
^	NET One Systems Co. Ltd.	483,400	3,933
*	Pacific Metals Co. Ltd.	836,000	3,889
^	Yamagata Bank Ltd.	905,000	3,874
	Fuji Oil Co. Ltd.	280,800	3,794
	Okabe Co. Ltd.	275,100	3,783
	DCM Holdings Co. Ltd.	555,000	3,755
*,^	Sumitomo Mitsui Construction Co. Ltd.	3,642,500	3,752
	Tokai Carbon Co. Ltd.	1,167,000	3,744
	Fuyo General Lease Co. Ltd.	108,800	3,744
	Sumitomo Bakelite Co. Ltd.	983,000	3,744
	TSI Holdings Co. Ltd.	555,100	3,743
	Mitsubishi Pencil Co. Ltd.	125,500	3,730
	Hitachi Transport System Ltd.	242,600	3,723
	Toyo Ink SC Holdings Co. Ltd.	905,000	3,692
	Nichi-iko Pharmaceutical Co. Ltd.	237,100	3,678
^	Internet Initiative Japan Inc.	158,000	3,666
	Heiwa Corp.	218,800	3,641
	Daiseki Co. Ltd.	228,300	3,637
	Bank of Okinawa Ltd.	86,700	3,635
	Toho Bank Ltd.	1,084,000	3,631
	Fujitec Co. Ltd.	314,000	3,621
	Komori Corp.	284,100	3,613
^	Toyota Boshoku Corp.	349,178	3,610
	Tokyo Seimitsu Co. Ltd.	214,000	3,606
	Hitachi Zosen Corp.	732,400	3,594
	Fuji Soft Inc.	171,500	3,588
	Makino Milling Machine Co. Ltd.	480,000	3,574
	Kanematsu Corp.	2,317,000	3,566
	Nissin Kogyo Co. Ltd.	192,600	3,555
	Pilot Corp.	84,200	3,539
	MOS Food Services Inc.	176,000	3,508
	Nippon Soda Co. Ltd.	629,000	3,495
	Avex Group Holdings Inc.	187,400	3,471
	Mandom Corp.	98,400	3,456
^	Asahi Intecc Co. Ltd.	94,200	3,448
	GMO internet Inc.	388,700	3,434
	Nitto Kogyo Corp.	163,800	3,396
	Asahi Diamond Industrial Co. Ltd.	249,600	3,378
*,^	Kumagai Gumi Co. Ltd.	1,305,000	3,375
	Morinaga Milk Industry Co. Ltd.	903,000	3,371
	Nikkiso Co. Ltd.	300,000	3,362
	Megmilk Snow Brand Co. Ltd.	253,400	3,362
	HI-LEX Corp.	135,900	3,360
*	Pioneer Corp.	1,551,500	3,352
	Sangetsu Co. Ltd.	130,000	3,350
	Sumitomo Warehouse Co. Ltd.	690,000	3,346
	TOMONY Holdings Inc.	786,300	3,343
	Noritz Corp.	187,300	3,328
	Daibiru Corp.	329,000	3,283
^	MonotaRO Co. Ltd.	161,800	3,265
	Hitachi Kokusai Electric Inc.	284,000	3,247
	Fuji Seal International Inc.	99,700	3,244
^	Colowide Co. Ltd.	321,600	3,227

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	TOC Co. Ltd.	472,300	3,213
	Relo Holdings Inc.	58,300	3,197
	Ai Holdings Corp.	200,200	3,194
	Heiwa Real Estate Co. Ltd.	203,100	3,188
	Mitsumi Electric Co. Ltd.	496,700	3,183
	Iseki & Co. Ltd.	1,227,000	3,171
	Nihon M&A Center Inc.	134,100	3,135
	Unipres Corp.	161,900	3,128
	Takara Standard Co. Ltd.	437,000	3,121
	Eizo Corp.	115,000	3,118
	Cocokara fine Inc.	109,200	3,096
	Fujitsu General Ltd.	268,000	3,093
	Nippon Densetsu Kogyo Co. Ltd.	208,000	3,087
	Nichias Corp.	455,000	3,082
^	Bic Camera Inc.	422,000	3,078
	Aderans Co. Ltd.	215,100	3,060
	Maruha Nichiro Corp.	192,000	3,042
	Japan Securities Finance Co. Ltd.	551,500	3,036
	Kandenko Co. Ltd.	564,000	3,025
	Nippon Flour Mills Co. Ltd.	540,000	3,013
	Taikisha Ltd.	138,800	3,003
^	ASKUL Corp.	120,300	3,002
	Asahi Holdings Inc.	189,500	2,993
	Itoham Foods Inc.	658,000	2,982
	Keihin Corp.	205,300	2,979
	Fuji Co. Ltd.	156,200	2,956
^	Monex Group Inc.	881,500	2,955
	NSD Co. Ltd.	238,900	2,954
	Toshiba Plant Systems & Services Corp.	199,000	2,928
	Central Glass Co. Ltd.	892,000	2,925
	Mirait Holdings Corp.	332,300	2,923
^	Yoshinoya Holdings Co. Ltd.	230,400	2,918
^	Welcia Holdings Co. Ltd.	47,830	2,893
	Oita Bank Ltd.	791,000	2,880
	Jaccs Co. Ltd.	648,000	2,875
	Kintetsu World Express Inc.	72,200	2,865
	Valor Co. Ltd.	219,400	2,844
	Nihon Nohyaku Co. Ltd.	226,000	2,816
	Chiyoda Co. Ltd.	118,500	2,813
^	Dwango Co. Ltd.	99,800	2,784
	Transcosmos Inc.	149,200	2,782
	PanaHome Corp.	418,000	2,779
	Yodogawa Steel Works Ltd.	705,000	2,779
	Nippon Steel & Sumikin Bussan Corp.	786,480	2,779
	Bank of Nagoya Ltd.	739,000	2,777
	Tokyo Steel Manufacturing Co. Ltd.	566,800	2,771
*,^	Nippon Chemi-Con Corp.	866,000	2,768
	Amano Corp.	283,800	2,733
	Aichi Bank Ltd.	55,900	2,727
	FCC Co. Ltd.	158,500	2,709
	Daikyo Inc.	1,388,000	2,706
	Iino Kaiun Kaisha Ltd.	549,700	2,704
	Seiko Holdings Corp.	739,000	2,700
	Totetsu Kogyo Co. Ltd.	132,600	2,692
	Takasago Thermal Engineering Co. Ltd.	274,600	2,685
	Aeon Delight Co. Ltd.	121,700	2,685
	Yaoko Co. Ltd.	58,700	2,661
	Doutor Nichires Holdings Co. Ltd.	148,400	2,660
	Oiles Corp.	117,200	2,640
	Japan Wool Textile Co. Ltd.	354,000	2,629
	Aida Engineering Ltd.	275,400	2,629
	Nishio Rent All Co. Ltd.	70,300	2,587
*	Nippon Suisan Kaisha Ltd.	1,122,200	2,582
^	ZERIA Pharmaceutical Co. Ltd.	123,100	2,581

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Showa Corp.	234,300	2,577
	Chofu Seisakusho Co. Ltd.	102,400	2,571
	Bank of the Ryukyus Ltd.	194,200	2,571
*,^	Nissha Printing Co. Ltd.	196,532	2,562
	Earth Chemical Co. Ltd.	71,300	2,551
	Nippon Signal Co. Ltd.	306,600	2,542
	Sanden Corp.	532,000	2,541
	Hokuetsu Bank Ltd.	1,239,000	2,534
	Sumitomo Real Estate Sales Co. Ltd.	84,460	2,533
	Taiyo Holdings Co. Ltd.	82,900	2,506
	Musashi Seimitsu Industry Co. Ltd.	113,200	2,498
	Takuma Co. Ltd.	307,000	2,484
	Nichicon Corp.	331,600	2,460
	Toyo Engineering Corp.	556,000	2,453
	Ariake Japan Co. Ltd.	101,500	2,452
	Xebio Co. Ltd.	132,400	2,449
	Alpine Electronics Inc.	205,200	2,446
	Nihon Unisys Ltd.	240,900	2,446
^	Hokuetsu Kishu Paper Co. Ltd.	514,000	2,445
^	Shima Seiki Manufacturing Ltd.	145,700	2,432
	Takasago International Corp.	496,000	2,425
	Kyudenko Corp.	281,000	2,423
^	Jin Co. Ltd.	82,600	2,408
	Shinko Electric Industries Co. Ltd.	365,100	2,404
	Furukawa Co. Ltd.	1,324,000	2,402
	Futaba Corp.	152,800	2,401
	EDION Corp.	410,300	2,391
	Miyazaki Bank Ltd.	782,000	2,389
	Aomori Bank Ltd.	865,000	2,379
	Obara Group Inc.	63,200	2,374
^	Akebono Brake Industry Co. Ltd.	464,800	2,364
	Toho Zinc Co. Ltd.	743,000	2,364
	Sankyo Tateyama Inc.	119,200	2,359
	Tochigi Bank Ltd.	605,000	2,358
	San-A Co. Ltd.	81,800	2,357
	Toshiba Machine Co. Ltd.	520,000	2,335
	Sakata Seed Corp.	166,300	2,323
	Round One Corp.	323,000	2,320
	Mitsuba Corp.	158,000	2,319
	CKD Corp.	253,000	2,305
	Riso Kagaku Corp.	93,200	2,299
	Tokyo Broadcasting System Holdings Inc.	211,200	2,294
	Kyoei Steel Ltd.	132,200	2,292
	Ain Pharmaciez Inc.	51,900	2,282
	NS Solutions Corp.	91,000	2,277
	Marusan Securities Co. Ltd.	324,000	2,268
	Okinawa Electric Power Co. Inc.	69,300	2,265
	Plenus Co. Ltd.	99,200	2,264
	NEC Networks & System Integration Corp.	106,900	2,258
	Paramount Bed Holdings Co. Ltd.	74,700	2,255
^	Tamron Co. Ltd.	90,100	2,254
	Paltac Corp.	182,400	2,253
	Kuroda Electric Co. Ltd.	140,200	2,252
	Gunze Ltd.	822,000	2,245
	San-Ai Oil Co. Ltd.	335,000	2,230
^	Mizuno Corp.	408,000	2,226
	Showa Sangyo Co. Ltd.	687,000	2,218
	Yokogawa Bridge Holdings Corp.	167,000	2,214
	Tokyu Construction Co. Ltd.	499,490	2,212
^	Fuji Kyuko Co. Ltd.	220,000	2,202
	Fancl Corp.	198,500	2,201
	Gulliver International Co. Ltd.	267,800	2,192
	Shikoku Bank Ltd.	1,080,000	2,178
	Hokuto Corp.	108,400	2,178

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Sanyo Special Steel Co. Ltd.	554,000	2,161
	Tsukishima Kikai Co. Ltd.	203,000	2,160
	Fukui Bank Ltd.	905,000	2,148
	Kameda Seika Co. Ltd.	75,551	2,148
	Toei Co. Ltd.	383,000	2,144
	Nagaileben Co. Ltd.	111,300	2,142
	Tokai Rubber Industries Ltd.	206,400	2,135
	Sanki Engineering Co. Ltd.	345,000	2,117
	Star Micronics Co. Ltd.	171,400	2,116
	Riken Corp.	516,000	2,111
	Kisoji Co. Ltd.	116,900	2,109
	Chudenko Corp.	147,100	2,104
	Ohsho Food Service Corp.	56,100	2,073
	Hitachi Koki Co. Ltd.	277,600	2,068
^	OSAKA Titanium Technologies Co. Ltd.	100,500	2,064
	AOKI Holdings Inc.	151,400	2,063
	Toppan Forms Co. Ltd.	224,100	2,059
	Wakita & Co. Ltd.	181,000	2,054
^	Tokyo Tomin Bank Ltd.	197,200	2,046
	Kyokuto Kaihatsu Kogyo Co. Ltd.	155,400	2,043
	Morinaga & Co. Ltd.	926,000	2,041
	Heiwado Co. Ltd.	144,000	2,039
	Ricoh Leasing Co. Ltd.	78,000	2,036
	Kitz Corp.	430,900	2,035
^	JCR Pharmaceuticals Co. Ltd.	98,300	2,032
	Moshi Moshi Hotline Inc.	200,600	2,031
	Trusco Nakayama Corp.	90,100	2,031
^	Dr Ci:Labo Co. Ltd.	63,200	2,023
	Kato Sangyo Co. Ltd.	97,000	2,017
	Katakura Industries Co. Ltd.	156,700	2,015
	Daiwabo Holdings Co. Ltd.	1,168,000	2,011
	F&A Aqua Holdings Inc.	112,500	2,003
	Broadleaf Co. Ltd.	124,700	1,999
	Royal Holdings Co. Ltd.	137,000	1,998
	Mitani Corp.	88,469	1,993
	Sato Holdings Corp.	91,800	1,992
	Akita Bank Ltd.	714,000	1,986
	Sanyo Chemical Industries Ltd.	324,000	1,985
	Tokai Corp.	78,000	1,983
	Towa Pharmaceutical Co. Ltd.	46,100	1,970
	Higashi-Nippon Bank Ltd.	784,000	1,966
^	PGM Holdings K K	199,100	1,960
	Ichiyoshi Securities Co. Ltd.	164,100	1,957
	Nitta Corp.	95,200	1,956
^	Jowa Holdings Co. Ltd.	56,100	1,949
	TOKAI Holdings Corp.	562,200	1,949
	TV Asahi Corp.	111,800	1,948
	Daihen Corp.	514,000	1,948
	Fujimori Kogyo Co. Ltd.	69,200	1,943
	Seiren Co. Ltd.	230,600	1,938
	As One Corp.	73,700	1,936
^	Kyokuto Securities Co. Ltd.	123,100	1,931
	Sekisui Jushi Corp.	145,000	1,931
	Jimoto Holdings Inc.	975,300	1,930
^	Matsuya Co. Ltd.	213,000	1,928
	Seikagaku Corp.	160,700	1,924
	Tecmo Koei Holdings Co. Ltd.	160,900	1,922
	Japan Pulp & Paper Co. Ltd.	563,000	1,918
	Nishimatsuya Chain Co. Ltd.	267,100	1,915
	Bando Chemical Industries Ltd.	497,000	1,912
	Milbon Co. Ltd.	57,792	1,906
*,^	Sanix Inc.	160,400	1,899
	BML Inc.	49,700	1,899
	Adastria Holdings Co. Ltd.	86,880	1,891

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Senko Co. Ltd.	413,000	1,888
	Raito Kogyo Co. Ltd.	219,100	1,887
	Descente Ltd.	248,000	1,880
	Inabata & Co. Ltd.	197,700	1,861
^	Roland DG Corp.	55,000	1,859
	Mitsui Sugar Co. Ltd.	448,000	1,859
	Nichii Gakkan Co.	209,000	1,843
	Nichiha Corp.	160,000	1,843
	Saizeriya Co. Ltd.	160,300	1,837
	Mitsui-Soko Co. Ltd.	462,000	1,833
	Max Co. Ltd.	167,000	1,832
	Shizuoka Gas Co. Ltd.	303,800	1,828
	Dydo Drinco Inc.	44,900	1,824
	Eagle Industry Co. Ltd.	115,000	1,820
	Noritake Co. Ltd.	742,000	1,816
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	428,000	1,809
	Aichi Steel Corp.	490,000	1,807
	Canon Electronics Inc.	106,700	1,803
*,^	Kintetsu Department Store Co. Ltd.	506,000	1,799
	Nippon Synthetic Chemical Industry Co. Ltd.	270,000	1,799
^	Gurunavi Inc.	138,000	1,799
	Denki Kogyo Co. Ltd.	301,000	1,791
	Sanyo Electric Railway Co. Ltd.	388,093	1,790
	Mitsubishi Shokuhin Co. Ltd.	79,900	1,789
	Mani Inc.	39,800	1,780
	Tomy Co. Ltd.	371,800	1,764
	St. Marc Holdings Co. Ltd.	37,200	1,763
^	Modec Inc.	79,300	1,757
^	Tsugami Corp.	309,000	1,756
	Fudo Tetra Corp.	780,200	1,742
	Daido Metal Co. Ltd.	163,000	1,732
	Sanyo Shokai Ltd.	634,000	1,730
	Joshin Denki Co. Ltd.	213,000	1,726
	Ryoyo Electro Corp.	142,700	1,714
	Yamazen Corp.	263,800	1,704
	OBIC Business Consultants Ltd.	52,500	1,701
*	Daiei Inc.	605,600	1,700
^	Nisshin Oillio Group Ltd.	507,000	1,698
	TPR Co. Ltd.	114,700	1,692
	Yachiyo Bank Ltd.	62,500	1,689
	Torii Pharmaceutical Co. Ltd.	59,400	1,687
	Ryobi Ltd.	566,000	1,677
	Token Corp.	37,650	1,671
	Tachi-S Co. Ltd.	106,700	1,669
	Kansai Urban Banking Corp.	1,329,000	1,667
*,^	Nippon Yakin Kogyo Co. Ltd.	597,500	1,662
	Kurabo Industries Ltd.	974,000	1,659
	Noevir Holdings Co. Ltd.	86,600	1,647
^	Topre Corp.	161,800	1,637
	Showa Aircraft Industry Co. Ltd.	140,000	1,636
	CREATE SD HOLDINGS Co. Ltd.	49,500	1,634
	Chugoku Marine Paints Ltd.	256,000	1,633
	Toa Corp.	868,000	1,633
^	Tokyotokeiba Co. Ltd.	614,000	1,630
	Press Kogyo Co. Ltd.	443,000	1,625
	C Uyemura & Co. Ltd.	35,100	1,624
	kabu.com Securities Co. Ltd.	365,100	1,620
	Prima Meat Packers Ltd.	733,000	1,617
	Nippon Koei Co. Ltd.	337,000	1,615
	Alpen Co. Ltd.	87,100	1,605
	Toyo Corp.	144,800	1,603
	Goldcrest Co. Ltd.	76,420	1,600
	Yokohama Reito Co. Ltd.	195,800	1,585
	Doshisha Co. Ltd.	105,100	1,576

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Topy Industries Ltd.	929,000	1,573
	Arcland Sakamoto Co. Ltd.	79,400	1,572
	Misawa Homes Co. Ltd.	127,600	1,566
	Geo Holdings Corp.	170,300	1,560
^	Toyo Tanso Co. Ltd.	64,800	1,560
	Foster Electric Co. Ltd.	128,600	1,558
^	Jeol Ltd.	419,000	1,556
	DTS Corp.	92,800	1,539
	Shikoku Chemicals Corp.	224,000	1,535
	YAMABIKO Corp.	41,100	1,530
	Michinoku Bank Ltd.	724,000	1,525
*	JVC Kenwood Corp.	718,100	1,518
	Eighteenth Bank Ltd.	673,000	1,503
	Nippon Road Co. Ltd.	295,000	1,502
	Nippon Thompson Co. Ltd.	329,000	1,499
	Daiso Co. Ltd.	451,000	1,497
	Kyoritsu Maintenance Co. Ltd.	43,800	1,496
	Pacific Industrial Co. Ltd.	213,400	1,493
	Hosiden Corp.	327,200	1,488
	Hibiya Engineering Ltd.	115,000	1,483
	Koa Corp.	153,700	1,477
	Shinko Plantech Co. Ltd.	196,000	1,476
^	Yushin Precision Equipment Co. Ltd.	51,100	1,475
*	Unitika Ltd.	2,593,000	1,471
	Kurimoto Ltd.	705,000	1,471
	Yuasa Trading Co. Ltd.	765,000	1,456
^	WATAMI Co. Ltd.	99,900	1,455
^	Tekken Corp.	495,000	1,449
	Sintokogio Ltd.	201,100	1,445
*	Ihara Chemical Industry Co. Ltd.	184,900	1,445
	Fujibo Holdings Inc.	625,000	1,439
	Izumiya Co. Ltd.	301,000	1,428
*	Ishihara Sangyo Kaisha Ltd.	1,496,000	1,423
*,^	Juki Corp.	689,000	1,417
^	SMS Co. Ltd.	66,300	1,413
	Macnica Inc.	47,600	1,411
	UKC Holdings Corp.	87,700	1,411
^	Takara Leben Co. Ltd.	513,700	1,409
	Minato Bank Ltd.	822,000	1,399
	Keihanshin Building Co. Ltd.	275,000	1,395
	Tsukuba Bank Ltd.	384,000	1,386
	Kumiai Chemical Industry Co. Ltd.	203,000	1,380
	Yellow Hat Ltd.	71,000	1,361
	Kinugawa Rubber Industrial Co. Ltd.	326,000	1,361
	Itochu Enex Co. Ltd.	238,900	1,341
	Marudai Food Co. Ltd.	450,000	1,339
	Tsukui Corp.	118,800	1,334
	Konoike Transport Co. Ltd.	85,600	1,332
	Goldwin Inc.	258,000	1,332
	Shindengen Electric Manufacturing Co. Ltd.	326,000	1,332
	Japan Digital Laboratory Co. Ltd.	91,000	1,326
	Morita Holdings Corp.	159,000	1,324
	GMO Payment Gateway Inc.	42,200	1,323
	KEY Coffee Inc.	85,700	1,321
	Mito Securities Co. Ltd.	378,000	1,320
	Maruwa Co. Ltd.	37,043	1,314
^	Zuiko Corp.	23,600	1,314
	Roland Corp.	92,000	1,308
	Vital KSK Holdings Inc.	184,200	1,304
	Ehime Bank Ltd.	594,000	1,301
	Nohmi Bosai Ltd.	113,000	1,295
	Tokushu Tokai Paper Co. Ltd.	585,000	1,290
	Kasumi Co. Ltd.	182,400	1,287
	Sakai Chemical Industry Co. Ltd.	456,000	1,285

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Kappa Create Holdings Co. Ltd.	133,200	1,285
^	Next Co. Ltd.	147,400	1,281
	Union Tool Co.	54,100	1,268
^	Ichibanya Co. Ltd.	31,200	1,262
	Takamatsu Construction Group Co. Ltd.	73,500	1,260
	Tsurumi Manufacturing Co. Ltd.	103,000	1,258
	Kohnan Shoji Co. Ltd.	124,100	1,256
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,251
	Oyo Corp.	90,000	1,248
	Fujita Kanko Inc.	380,000	1,248
	JSP Corp.	83,000	1,246
*,^	Toho Titanium Co. Ltd.	197,900	1,235
^	Nippon Sharyo Ltd.	344,000	1,234
	Sumitomo Seika Chemicals Co. Ltd.	196,000	1,233
	Konishi Co. Ltd.	68,900	1,233
	Yorozu Corp.	65,700	1,228
	Yahagi Construction Co. Ltd.	124,400	1,222
	T-Gaia Corp.	138,400	1,219
	Daisan Bank Ltd.	727,000	1,217
	Nichiden Corp.	50,700	1,214
	Mitsuboshi Belting Co. Ltd.	232,000	1,212
	Nissin Corp.	429,000	1,210
	Nissin Electric Co. Ltd.	217,000	1,207
	Toyo Kanetsu KK	504,000	1,200
	Mitsubishi Steel Manufacturing Co. Ltd.	598,000	1,199
	Bunka Shutter Co. Ltd.	205,000	1,196
	Belluna Co. Ltd.	246,300	1,196
	Zenrin Co. Ltd.	117,100	1,194
	Bank of Saga Ltd.	572,000	1,193
	Senshukai Co. Ltd.	139,600	1,188
	Tosei Corp.	195,900	1,185
	Denyo Co. Ltd.	79,400	1,183
	Ines Corp.	180,000	1,183
	Optex Co. Ltd.	72,200	1,177
	Namura Shipbuilding Co. Ltd.	156,100	1,175
	Ateam Inc.	26,100	1,174
	Sakata INX Corp.	133,000	1,173
^	Ringer Hut Co. Ltd.	78,700	1,170
	Kato Works Co. Ltd.	202,000	1,165
	Fujimi Inc.	100,400	1,161
	Cosel Co. Ltd.	101,200	1,154
	Mitsubishi Nichiyu Forklift Co. Ltd.	165,000	1,150
	Warabeya Nichiyo Co. Ltd.	61,500	1,148
*	K&O Energy Group Inc.	82,700	1,148
^	EPS Corp.	120,100	1,147
^	Nippon Ceramic Co. Ltd.	73,000	1,145
^	Sun Frontier Fudousan Co. Ltd.	114,100	1,143
	Belc Co. Ltd.	57,800	1,142
	Nitto Kohki Co. Ltd.	62,700	1,142
^	Japan Cash Machine Co. Ltd.	66,700	1,138
	Cawachi Ltd.	62,200	1,134
	Toyo Kohan Co. Ltd.	234,000	1,133
^	Torishima Pump Manufacturing Co. Ltd.	92,300	1,132
	SMK Corp.	303,000	1,130
	Pack Corp.	59,800	1,129
	Towa Bank Ltd.	1,186,000	1,126
	Eiken Chemical Co. Ltd.	69,400	1,125
^	FIDEA Holdings Co. Ltd.	599,000	1,120
	Mars Engineering Corp.	59,700	1,115
	Idec Corp.	126,600	1,113
	Sanyo Denki Co. Ltd.	164,000	1,105
	Maruzen Showa Unyu Co. Ltd.	350,000	1,098
	Nomura Co. Ltd.	154,000	1,095
	Chiba Kogyo Bank Ltd.	168,400	1,094

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Kusuri No Aoki Co. Ltd.	16,100	1,077
	Weathernews Inc.	41,061	1,077
	Wowow Inc.	32,000	1,075
*	Mitsubishi Paper Mills Ltd.	1,247,000	1,073
	NS United Kaiun Kaisha Ltd.	477,000	1,072
^	Marvelous AQL Inc.	160,800	1,071
	ASKA Pharmaceutical Co. Ltd.	119,500	1,069
	Tocalo Co. Ltd.	68,300	1,068
	Kaga Electronics Co. Ltd.	89,000	1,066
	TKC Corp.	52,400	1,060
	Siix Corp.	71,900	1,056
^	Atom Corp.	206,000	1,049
	Sumitomo Densetsu Co. Ltd.	85,000	1,048
	Osaka Steel Co. Ltd.	66,200	1,047
	Nippon Denko Co. Ltd.	376,000	1,046
	Toa Corp.	102,800	1,035
	Kyodo Printing Co. Ltd.	384,000	1,035
	Hamakyorex Co. Ltd.	37,300	1,033
	Nippon Valqua Industries Ltd.	387,000	1,030
	Pal Co. Ltd.	53,700	1,025
	T Hasegawa Co. Ltd.	68,900	1,022
	J-Oil Mills Inc.	381,000	1,019
*	SWCC Showa Holdings Co. Ltd.	1,060,000	1,017
	Sinfonia Technology Co. Ltd.	661,000	1,017
	Nittetsu Mining Co. Ltd.	272,000	1,015
	Aisan Industry Co. Ltd.	127,500	1,015
	Tamura Corp.	424,000	1,011
	Fuso Pharmaceutical Industries Ltd.	314,000	1,010
	Meiko Network Japan Co. Ltd.	93,400	1,010
^	Pressance Corp.	40,500	1,005
	Futaba Industrial Co. Ltd.	224,100	1,004
	Okamoto Industries Inc.	305,000	1,003
	Asahi Co. Ltd.	75,000	998
	Yusen Logistics Co. Ltd.	86,500	996
^	COOKPAD Inc.	49,600	994
^	Nippon Carbon Co. Ltd.	560,000	988
*	KNT-CT Holdings Co. Ltd.	600,000	987
*,^	Japan Radio Co. Ltd.	253,000	985
	Tsutsumi Jewelry Co. Ltd.	43,200	979
^	Fujiya Co. Ltd.	533,000	975
	Toyo Construction Co. Ltd.	274,900	974
	Piolax Inc.	28,100	973
	Megachips Corp.	82,200	969
	Icom Inc.	42,000	967
*	Nakayama Steel Works Ltd.	1,297,000	965
	Tenma Corp.	73,800	965
	Jamco Corp.	53,700	961
	Fujicco Co. Ltd.	82,000	959
	Gakken Holdings Co. Ltd.	353,000	957
	Daiwa Industries Ltd.	155,000	956
	Sodick Co. Ltd.	257,000	954
^	U-Shin Ltd.	159,300	954
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	265,000	954
	France Bed Holdings Co. Ltd.	529,000	953
	Funai Electric Co. Ltd.	88,300	948
	Ministop Co. Ltd.	62,600	948
*,^	Clarion Co. Ltd.	500,000	941
	Kura Corp.	46,700	939
	Taihei Dengyo Kaisha Ltd.	143,000	939
^	Iwasaki Electric Co. Ltd.	388,000	938
	Neturen Co. Ltd.	135,600	930
*,^	Tokyo Rope Manufacturing Co. Ltd.	636,000	929
^	Nihon Trim Co. Ltd.	26,500	921
	Achilles Corp.	692,000	917

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Mie Bank Ltd.	421,000	906
^	Japan Drilling Co. Ltd.	22,900	898
	Dai Nippon Toryo Co. Ltd.	596,000	887
	Nippon Beet Sugar Manufacturing Co. Ltd.	471,000	886
	Teikoku Electric Manufacturing Co. Ltd.	31,100	886
	Arata Corp.	276,000	883
	Nippon Kanzai Co. Ltd.	43,500	882
	Tatsuta Electric Wire and Cable Co. Ltd.	176,000	881
*,^	Japan Bridge Corp.	600,100	877
	Parco Co. Ltd.	109,300	875
	Chiyoda Integre Co. Ltd.	63,200	871
	Riken Technos Corp.	168,000	870
	Atsugi Co. Ltd.	783,000	867
^	Gun-Ei Chemical Industry Co. Ltd.	240,000	866
	Organo Corp.	182,000	866
	Kyokuyo Co. Ltd.	335,000	866
^	Ikyu Corp.	79,600	865
	Okuwa Co. Ltd.	94,000	858
	Ryoden Trading Co. Ltd.	127,000	857
	Aiphone Co. Ltd.	51,700	845
	Nippon Parking Development Co. Ltd.	791,200	842
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	217,000	840
	Hosokawa Micron Corp.	139,000	839
^	Keiyo Co. Ltd.	181,300	836
	CONEXIO Corp.	108,100	834
	Kamei Corp.	113,000	832
	Godo Steel Ltd.	589,000	829
	Takaoka Toko Holdings Co. Ltd.	57,800	825
^	Toridoll.corp	83,300	824
	Mitsui Matsushima Co. Ltd.	564,571	818
	Information Services International-Dentsu Ltd.	65,100	814
^	Tosho Printing Co. Ltd.	212,000	813
	Benefit One Inc.	92,800	810
	Mitsubishi Research Institute Inc.	38,100	809
*,^	Shin Nippon Biomedical Laboratories Ltd.	101,700	805
	T RAD Co. Ltd.	307,000	802
*,^	ValueCommerce Co. Ltd.	90,100	799
	Melco Holdings Inc.	52,100	792
	Mitsuuroko Group Holdings Co. Ltd.	144,400	786
	Mimasu Semiconductor Industry Co. Ltd.	86,600	786
	Toenec Corp.	162,000	784
	Shibusawa Warehouse Co. Ltd.	236,000	784
	Toyo Securities Co. Ltd.	284,000	782
*	Open House Co. Ltd.	47,600	778
	Hisaka Works Ltd.	87,000	772
^	Osaki Electric Co. Ltd.	127,000	769
	Shinko Shoji Co. Ltd.	83,200	767
	CMIC Holdings Co. Ltd.	47,600	762
	Hioki EE Corp.	47,800	752
	Nagatanien Co. Ltd.	78,000	752
	Onoken Co. Ltd.	71,400	752
	Sinanen Co. Ltd.	198,000	752
^	Furuno Electric Co. Ltd.	110,500	746
	ESPEC Corp.	97,300	743
^	Rock Field Co. Ltd.	41,600	743
	Takiron Co. Ltd.	183,000	742
	Shimizu Bank Ltd.	30,300	740
	Uniden Corp.	319,000	740
	Kitagawa Iron Works Co. Ltd.	452,000	736
	Daiichi Jitsugyo Co. Ltd.	173,000	728
	Yurtec Corp.	156,000	728
	Yomiuri Land Co. Ltd.	188,000	726
	Airport Facilities Co. Ltd.	103,800	719
	Endo Lighting Corp.	45,200	718

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cleanup Corp.	78,700	717
	Sanshin Electronics Co. Ltd.	113,500	712
	Japan Vilene Co. Ltd.	129,000	711
^	NEC Capital Solutions Ltd.	40,900	708
	Itochu-Shokuhin Co. Ltd.	21,000	707
*,^	Nissei ASB Machine Co. Ltd.	44,300	705
	Chugai Ro Co. Ltd.	327,000	703
	Chuetsu Pulp & Paper Co. Ltd.	372,000	700
	Tomen Electronics Corp.	43,700	700
	CMK Corp.	280,900	699
	Taiho Kogyo Co. Ltd.	73,600	696
	Kita-Nippon Bank Ltd.	26,500	695
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	687
	Chori Co. Ltd.	61,800	682
*,^	Sasebo Heavy Industries Co. Ltd.	609,000	680
	Tokyo Tekko Co. Ltd.	181,000	680
	Kyosan Electric Manufacturing Co. Ltd.	196,000	678
	Kanematsu Electronics Ltd.	50,700	677
	Sanoh Industrial Co. Ltd.	109,200	674
*,^	Aplus Financial Co. Ltd.	508,300	672
	Shin-Etsu Polymer Co. Ltd.	179,000	670
	Daidoh Ltd.	109,300	667
^	Nidec Copal Electronics Corp.	83,900	665
	Mitsui High-Tec Inc.	105,100	663
	Yonekyu Corp.	81,500	657
	Seika Corp.	282,000	657
^	Honeys Co. Ltd.	70,120	656
	Pronexus Inc.	96,000	654
	Matsuda Sangyo Co. Ltd.	57,900	644
	Oenon Holdings Inc.	254,000	643
	Elematec Corp.	37,300	638
	Nice Holdings Inc.	314,000	635
	Future Architect Inc.	107,000	633
	Toda Kogyo Corp.	232,000	627
	Daiken Corp.	256,000	626
	Dunlop Sports Co. Ltd.	51,371	626
	Nihon Yamamura Glass Co. Ltd.	371,000	618
^	Kobelco Eco-Solutions Co. Ltd.	174,000	617
	Starzen Co. Ltd.	231,000	614
	Mitsui Home Co. Ltd.	132,000	608
	Corona Corp. Class A	60,000	606
	Axell Corp.	39,000	606
	Fujikura Kasei Co. Ltd.	110,600	604
^	Hokkaido Gas Co. Ltd.	226,000	602
	Tokyo Rakutenchi Co. Ltd.	130,000	598
	GCA Savvian Corp.	77,000	595
	Stella Chemifa Corp.	46,700	593
^	Pocket Card Co. Ltd.	90,300	592
	Koatsu Gas Kogyo Co. Ltd.	114,000	587
	Nihon Dempa Kogyo Co. Ltd.	73,000	587
*,^	Livesense Inc.	63,200	587
	CAC Corp.	59,900	585
	Maruetsu Inc.	175,000	582
^	Matsuya Foods Co. Ltd.	32,300	580
	Fuji Oil Co. Ltd.	184,700	572
	Sagami Chain Co. Ltd.	63,000	571
*,^	Daiichi Chuo KK	625,000	570
	Taisei Lamick Co. Ltd.	23,000	560
	Kentucky Fried Chicken Japan Ltd.	27,000	557
	Pasona Group Inc.	109,100	557
	Tomoku Co. Ltd.	207,000	556
	Sumitomo Precision Products Co. Ltd.	151,000	554
	Daikokutenbussan Co. Ltd.	21,300	553
	Meisei Industrial Co. Ltd.	116,000	551

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Paris Miki Holdings Inc.	109,900	547
	Gecoss Corp.	58,300	546
	Uchida Yoko Co. Ltd.	194,000	542
	Nippon Chemiphar Co. Ltd.	112,000	539
	Alpha Systems Inc.	36,300	530
	Hakuto Co. Ltd.	57,400	530
	Sankyo Seiko Co. Ltd.	153,300	529
	Tokyo Energy & Systems Inc.	101,000	527
	Fujitsu Frontech Ltd.	47,200	526
	Aichi Corp.	123,300	525
	Komatsu Seiren Co. Ltd.	104,000	524
*	Janome Sewing Machine Co. Ltd.	650,000	522
^	Zuken Inc.	66,400	520
	ST Corp.	53,600	520
	Tv Tokyo Holdings Corp.	32,500	518
	Daikoku Denki Co. Ltd.	28,900	517
	Kitano Construction Corp.	209,000	517
^	Dai-ichi Seiko Co. Ltd.	40,400	514
	Advan Co. Ltd.	48,200	512
	Sekisui Plastics Co. Ltd.	190,000	507
	Kinki Sharyo Co. Ltd.	156,000	499
	Rhythm Watch Co. Ltd.	337,000	498
	Maezawa Kyuso Industries Co. Ltd.	38,000	498
	Japan Transcity Corp.	162,000	493
	Hodogaya Chemical Co. Ltd.	251,000	493
	Daisyo Corp.	41,500	488
	Fuji Electronics Co. Ltd.	40,400	482
	Kyoto Kimono Yuzen Co. Ltd.	47,900	474
	Krosaki Harima Corp.	224,000	468
	Arakawa Chemical Industries Ltd.	55,200	465
	Shinwa Co. Ltd.	40,200	465
^	Toko Inc.	159,000	463
*,^	Yamada SxL Home Co. Ltd.	410,000	461
	Chukyo Bank Ltd.	270,000	460
	Noritsu Koki Co. Ltd.	63,600	456
*,^	Kanto Denka Kogyo Co. Ltd.	187,000	448
	Hokkan Holdings Ltd.	166,000	433
^	Toa Oil Co. Ltd.	281,000	431
^	Kojima Co. Ltd.	133,100	426
	Okura Industrial Co. Ltd.	148,000	424
^	NIFTY Corp.	29,700	421
	Wood One Co. Ltd.	150,000	420
	Kanaden Corp.	59,000	415
	Studio Alice Co. Ltd.	29,200	406
	NDS Co. Ltd.	143,000	398
*,^	FDK Corp.	340,000	397
	Mory Industries Inc.	105,000	396
	Kourakuen Corp.	30,300	390
	Japan Pure Chemical Co. Ltd.	18,700	383
	Asunaro Aoki Construction Co. Ltd.	65,200	374
	Best Denki Co. Ltd.	271,600	370
^	Riso Kyoiku Co. Ltd.	169,380	369
^	Cybozu Inc.	106,200	365
	Takihyo Co. Ltd.	90,000	357
	Toho Co. Ltd.	97,000	349
	Yushiro Chemical Industry Co. Ltd.	33,800	341
^	Right On Co. Ltd.	47,700	338
	Maezawa Kasei Industries Co. Ltd.	32,300	337
	Tonami Holdings Co. Ltd.	179,000	326
	Toli Corp.	168,000	324
	Inaba Seisakusho Co. Ltd.	25,300	319
	Aeon Fantasy Co. Ltd.	23,900	297
	Shoko Co. Ltd.	220,000	293
*,^	Mitsubishi Kakoki Kaisha Ltd.	192,000	291

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Tokyo Electron Device Ltd.	20,900	275
	Olympic Group Corp.	25,500	230
	Mitsui Knowledge Industry Co. Ltd.	149,100	219
	Panasonic Industrial Devices SUNX Co. Ltd.	43,600	197
^	Ohara Inc.	29,600	174
	Chuo Spring Co. Ltd.	52,000	157
*	Ichikoh Industries Ltd.	116,000	155
	Shimojima Co. Ltd.	14,000	143
	Shiroki Corp.	71,000	136
	Panasonic Information Systems	5,100	134
	Mr Max Corp.	41,500	133
	Nippon Kasei Chemical Co. Ltd.	68,000	86
	Rakuten Inc.	500	6
			17,489,876
Malaysia (0.9%)
	Public Bank Bhd. (Local)	16,151,194	99,703
	Malayan Banking Bhd.	24,599,090	74,671
	CIMB Group Holdings Bhd.	30,072,200	69,274
	Axiata Group Bhd.	28,466,700	58,713
	Sime Darby Bhd.	17,784,500	51,447
	Genting Bhd.	12,632,500	37,970
	DiGi.Com Bhd.	21,294,700	36,185
	Petronas Chemicals Group Bhd.	16,454,827	33,944
	Petronas Gas Bhd.	4,504,700	32,452
	IOI Corp. Bhd.	21,188,086	32,421
	Maxis Bhd.	14,951,250	31,839
	Tenaga Nasional Bhd.	7,975,200	29,072
*	Sapurakencana Petroleum Bhd.	21,794,482	28,811
	Kuala Lumpur Kepong Bhd.	3,054,086	22,651
	Genting Malaysia Bhd.	16,987,600	21,973
	AMMB Holdings Bhd.	9,977,400	21,960
*	IHH Healthcare Bhd.	15,673,177	19,256
	PPB Group Bhd.	3,401,300	17,166
*	MISC Bhd.	8,429,130	16,841
	Gamuda Bhd.	11,375,000	16,079
	Petronas Dagangan Bhd.	1,703,100	15,826
	British American Tobacco Malaysia Bhd.	814,400	15,273
	YTL Corp. Bhd.	30,539,586	15,066
	Felda Global Ventures Holdings Bhd.	10,566,724	14,633
	Hong Leong Bank Bhd.	3,256,660	13,972
	IJM Corp. Bhd.	6,941,260	13,582
	UMW Holdings Bhd.	3,760,100	12,405
	Dialog Group Bhd.	11,186,760	12,319
	Telekom Malaysia Bhd.	6,131,600	11,652
	Malaysia Airports Holdings Bhd.	4,168,500	10,283
	RHB Capital Bhd.	3,967,100	10,080
	Bumi Armada Bhd.	7,658,700	9,393
*	YTL Power International Bhd.	19,165,080	9,222
2	Astro Malaysia Holdings Bhd.	8,939,500	9,123
	Alliance Financial Group Bhd.	6,276,200	8,620
*	IOI Properties Group Sdn Bhd.	9,982,042	8,207
	Lafarge Malaysia Bhd.	2,428,200	6,767
	Genting Plantations Bhd.	1,944,000	6,614
	UEM Sunrise Bhd.	8,733,003	6,166
	Berjaya Sports Toto Bhd.	4,806,274	5,726
	Hong Leong Financial Group Bhd.	1,193,600	5,600
	KLCC Property Holdings Bhd.	2,560,200	5,217
	AirAsia Bhd.	6,951,400	4,730
	Bursa Malaysia Bhd.	1,989,600	4,627
	Media Prima Bhd.	6,024,800	4,594
	IGB Corp. Bhd.	5,305,548	4,499
	SP Setia Bhd.	4,691,000	4,336
	MMC Corp. Bhd.	4,919,200	4,217
	Magnum Bhd.	4,326,600	4,001

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	BIMB Holdings Bhd.	2,923,260	3,811
	DRB-Hicom Bhd.	4,926,200	3,774
	KPJ Healthcare Bhd.	3,753,890	3,725
	WCT Holdings Bhd.	5,020,405	3,463
	Hartalega Holdings Bhd.	1,782,400	3,462
	Mah Sing Group Bhd.	4,953,740	3,433
*	Kulim Malaysia Bhd.	3,135,800	3,393
	Top Glove Corp. Bhd.	2,297,400	3,382
	Carlsberg Brewery Malaysia Bhd.	868,100	3,341
	Malaysian Resources Corp. Bhd.	6,858,100	3,301
	HAP Seng Consolidated Bhd.	3,348,200	3,251
	IGB REIT	8,988,500	3,194
	Sunway Bhd.	3,314,657	3,154
	Parkson Holdings Bhd.	3,471,753	3,125
	Eastern & Oriental Bhd.	4,211,600	3,062
	Malaysia Building Society	4,354,400	3,016
*	Cahya Mata Sarawak Bhd.	961,800	2,813
	QL Resources Bhd.	2,894,164	2,777
	Pos Malaysia Bhd.	2,004,500	2,767
	CapitaMalls Malaysia Trust	5,979,400	2,766
	Malaysia Marine and Heavy Engineering Holdings Bhd.	2,275,071	2,758
	TSH Resources Bhd.	2,429,100	2,493
	Berjaya Corp. Bhd.	15,542,300	2,382
	Axis REIT	2,153,500	2,308
	Kossan Rubber Industries	1,777,200	2,232
*	Perisai Petroleum Teknologi Bhd.	4,520,900	2,176
*	TIME dotCom Bhd.	1,721,640	2,106
	Gas Malaysia Bhd.	1,901,900	2,104
*	Malaysian Airline System Bhd.	29,515,900	2,087
	Pavilion REIT	5,006,500	2,086
	IJM Land Bhd.	2,122,100	1,964
	OSK Holdings Bhd.	3,634,190	1,848
	Supermax Corp. Bhd.	2,411,500	1,809
*	Keck Seng Malaysia Bhd.	830,795	1,791
	Dayang Enterprise Holdings Bhd.	1,559,100	1,773
	Affin Holdings Bhd.	1,532,511	1,772
	TA Enterprise Bhd.	6,660,700	1,654
	Muhibbah Engineering M Bhd.	1,752,200	1,559
	Wah Seong Corp. Bhd.	2,422,004	1,461
*	Perdana Petroleum Bhd.	2,313,040	1,340
	Mudajaya Group Bhd.	1,607,066	1,276
*	KNM Group Bhd.	4,651,350	1,185
	Puncak Niaga Holdings Bhd.	1,311,000	1,175
*	Scomi Group Bhd.	8,240,100	1,076
	Malaysian Bulk Carriers Bhd.	1,811,400	1,056
*	Mulpha International Bhd.	7,867,300	1,038
*	AirAsia X Bhd.	4,440,600	1,020
	Unisem M Bhd.	2,320,400	840
	Lion Industries Corp. Bhd.	1,665,100	335
*	Malaysia Building Society Bhd. Warrants Exp. 05/31/2016	568,847	225
*	KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	319,480	207
*	Dialog Group Bhd. Warrants Exp. 02/12/2017	441,280	185
*	KNM Group Bhd. Warrants Exp. 11/15/2017	1,550,450	173
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	158
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	521,665	89
*	BIMB Holdings Bhd. Warrants	741,960	75
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	73
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	69
*	Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	49
*	Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	44
*	WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	39
*	Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	27
*	MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	15
			1,124,320

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
Mexico (0.9%)
	America Movil SAB de CV	174,916,913	175,950
	Fomento Economico Mexicano SAB de CV	12,340,117	112,613
	Grupo Televisa SAB	14,864,331	97,507
*	Cemex SAB de CV	67,391,300	86,179
	Grupo Financiero Banorte SAB de CV	12,986,956	86,095
	Wal-Mart de Mexico SAB de CV	32,424,987	81,987
	Grupo Mexico SAB de CV Class B	22,281,765	66,916
	Alfa SAB de CV Class A	16,142,590	42,507
	Grupo Financiero Inbursa SAB de CV	11,784,413	30,139
	Grupo Bimbo SAB de CV Class A	10,766,015	29,740
	Fibra Uno Administracion SA de CV	8,623,702	28,173
	Coca-Cola Femsa SAB de CV	2,348,736	26,236
	Mexichem SAB de CV	6,336,686	23,583
	Grupo Financiero Santander Mexico SAB de CV Class B	8,550,465	20,333
	Industrias Penoles SAB de CV	722,593	16,820
	Grupo Aeroportuario del Sureste SAB de CV Class B	1,274,141	15,590
	Grupo Carso SAB de CV	2,775,296	14,107
*	Promotora y Operadora de Infraestructura SAB de CV	986,728	13,792
	Kimberly-Clark de Mexico SAB de CV Class A	4,968,666	12,917
	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,947,200	11,711
*	Genomma Lab Internacional SAB de CV Class B	4,562,472	11,564
*	Compartamos SAB de CV	6,425,749	11,257
	Arca Continental SAB de CV	1,616,578	10,300
*	OHL Mexico SAB de CV	3,532,736	9,378
	Controladora Comercial Mexicana SAB de CV	2,501,635	9,305
*	Gruma SAB de CV Class B	952,400	8,414
	Bolsa Mexicana de Valores SAB de CV	3,387,769	6,950
	Mexico Real Estate Management SA de CV	3,451,240	6,553
	Alsea SAB de CV	1,865,506	6,444
	Grupo Elektra SAB DE CV	206,205	5,925
	Infraestructura Energetica Nova SAB de CV	1,115,417	5,808
*	Minera Frisco SAB de CV	3,078,853	5,585
*	Empresas ICA SAB de CV	3,019,813	5,424
*	Industrias CH SAB de CV Class B	1,012,644	5,410
	Grupo Comercial Chedraui SA de CV	1,686,271	5,136
	TV Azteca SAB de CV	8,482,273	4,655
	Corp Inmobiliaria Vesta SAB de CV	2,154,900	4,362
	Grupo Aeroportuario del Centro Norte Sab de CV Class B	1,146,670	4,213
*	Organizacion Soriana SAB de CV Class B	1,442,730	4,186
*	Grupo Aeromexico SAB de CV	2,522,400	4,082
	Concentradora Fibra Hotelera Mexicana SA de CV	2,331,700	3,891
	Grupo Sanborns SAB de CV	2,309,352	3,792
	Alpek SA de CV	2,090,256	3,595
*	Qualitas Controladora SAB de CV	941,644	2,691
	Grupo Herdez SAB de CV	755,916	2,247
*	Banregio Grupo Financiero SAB de CV	364,500	2,107
*	Grupo Simec SAB de CV Class B	484,010	1,824
*	Consorcio ARA SAB de CV	4,003,166	1,759
*	Urbi Desarrollos Urbanos SAB de CV	2,494,600	303
*	Corp GEO SAB de CV	2,276,157	289
	Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	72
			1,150,416
Morocco (0.0%)
	Douja Promotion Groupe Addoha SA	84,813	628

Netherlands (2.0%)
	Unilever NV	8,893,369	381,363
*	ING Groep NV	22,050,761	315,216
	Koninklijke Philips NV	5,119,712	163,900
	ASML Holding NV	1,905,679	155,532
	Unibail-Rodamco SE	555,171	150,034
	Heineken NV	1,645,682	114,306
	Akzo Nobel NV	1,357,732	104,631

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Koninklijke Ahold NV	5,376,755	103,944
	Aegon NV	10,960,320	100,468
	ArcelorMittal	5,705,527	92,780
	Reed Elsevier NV	3,632,481	74,143
	Koninklijke DSM NV	1,023,682	73,509
*	Koninklijke KPN NV	17,747,966	63,057
^	Gemalto NV	449,806	50,291
	Wolters Kluwer NV	1,699,054	47,363
	Heineken Holding NV	557,548	35,634
	Ziggo NV	818,428	35,539
	Randstad Holding NV	604,245	35,312
	Fugro NV	445,514	29,522
	Delta Lloyd NV	1,084,251	28,536
	Koninklijke Boskalis Westminster NV	428,638	24,294
	TNT Express NV	2,661,658	23,986
*	OCI	468,319	20,027
	Aalberts Industries NV	577,342	19,233
*	SBM Offshore NV	1,032,600	18,901
^	Koninklijke Vopak NV	375,715	18,734
	Nutreco NV	391,882	18,244
	Corio NV	381,939	17,897
	ASM International NV	281,132	12,304
	Arcadis NV	338,665	12,037
*	PostNL NV	2,480,344	10,902
	Eurocommercial Properties NV	233,757	10,732
	Wereldhave NV	123,880	10,417
*	Corbion NV	409,550	9,499
	TKH Group NV	214,736	7,484
*	APERAM	268,311	6,981
	Koninklijke BAM Groep NV	1,218,019	6,605
	USG People NV	369,898	6,400
	Vastned Retail NV	107,889	5,552
*,^	Royal Imtech NV	2,505,178	4,884
*	TomTom NV	651,456	4,619
	Nieuwe Steen Investments NV	729,183	4,412
	BinckBank NV	368,698	4,166
	Koninklijke Ten Cate NV	133,131	3,967
	Brunel International NV	52,706	3,570
	Accell Group	136,650	2,716
	Koninklijke Wessanen NV	369,386	2,182
*	Grontmij	335,229	1,794
*	AMG Advanced Metallurgical Group NV	150,442	1,513
	Aegon NV	922	9
*,^	SNS REAAL NV	672,039	—
			2,449,141
New Zealand (0.2%)
	Fletcher Building Ltd.	3,664,680	31,162
	Telecom Corp. of New Zealand Ltd.	10,362,670	24,756
^	Ryman Healthcare Ltd.	2,337,182	17,459
*	Auckland International Airport Ltd.	5,065,242	17,348
	Sky Network Television Ltd.	2,206,100	12,733
*,^	Xero Ltd.	436,599	12,012
	SKYCITY Entertainment Group Ltd.	3,266,763	11,929
	Fisher & Paykel Healthcare Corp. Ltd.	3,069,201	10,819
	Contact Energy Ltd.	2,085,404	10,244
	Mighty River Power Ltd.	3,998,104	8,017
	Trade Me Group Ltd.	2,284,951	7,798
	Kiwi Income Property Trust	5,704,112	5,657
	Air New Zealand Ltd.	2,823,629	5,117
	Infratil Ltd.	2,552,291	5,066
	Mainfreight Ltd.	435,351	5,031
*	Z Energy Ltd.	1,393,287	4,696
	Goodman Property Trust	5,446,840	4,676
	Freightways Ltd.	865,312	3,733

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
^	Kathmandu Holdings Ltd.	1,158,518	3,643
	Precinct Properties New Zealand Ltd.	4,103,559	3,610
	Nuplex Industries Ltd.	1,161,145	3,509
^	Chorus Ltd.	2,264,112	3,459
	Argosy Property Ltd.	4,329,428	3,436
	Vector Ltd.	1,436,817	3,176
	Metlifecare Ltd.	678,914	2,410
	Warehouse Group Ltd.	816,753	2,389
	Fletcher Building Ltd.	240,759	2,036
	Vital Healthcare Property Trust	1,656,081	1,914
*,^	a2 Milk Co. Ltd.	2,475,904	1,733
*	Synlait Milk Ltd.	471,774	1,498
	New Zealand Oil & Gas Ltd.	1,865,528	1,248
	Tower Ltd.	747,521	1,046
*,^	Bathurst Resources Ltd. (XASX)	2,701,261	156
*,^	Bathurst Resources Ltd. (XNZE)	1,188,709	72
			233,588
Norway (0.7%)
^	Statoil ASA	5,458,008	166,390
	DNB ASA	6,107,204	108,253
^	Telenor ASA	3,431,063	80,620
^	Seadrill Ltd.	2,009,530	70,315
	Yara International ASA	892,040	42,168
	Norsk Hydro ASA	7,612,094	40,825
^	Orkla ASA	4,449,629	36,801
	Subsea 7 SA	1,608,776	32,215
	Schibsted ASA	456,234	26,252
^	TGS Nopec Geophysical Co. ASA	586,227	20,221
	Marine Harvest ASA	1,613,012	19,784
*	DNO International ASA	5,685,234	19,745
^	Gjensidige Forsikring ASA	979,064	18,068
	Petroleum Geo-Services ASA	1,244,541	15,026
*	Storebrand ASA	2,491,574	13,986
^	Aker Solutions ASA	853,674	13,678
	Prosafe SE	1,188,892	10,479
	Tomra Systems ASA	826,131	7,687
*,^	REC Silicon ASA	12,572,735	7,032
	Opera Software ASA	510,410	6,598
	SpareBank 1 SMN	711,389	6,318
^	Atea ASA	502,981	5,781
	SpareBank 1 SR Bank ASA	562,534	5,456
	Fred Olsen Energy ASA	162,731	5,191
*,^	Nordic Semiconductor ASA	894,375	5,018
	Aker ASA	133,392	4,518
*,^	Det Norske Oljeselskap ASA	404,899	4,428
*,^	Norwegian Air Shuttle AS	102,307	4,073
*	Salmar ASA	276,358	4,000
	Stolt-Nielsen Ltd.	138,874	3,755
*	Norwegian Property ASA	2,844,593	3,612
	Wilh Wilhelmsen ASA	351,436	3,402
	Leroy Seafood Group ASA	95,570	3,385
^	Cermaq ASA	275,019	3,250
	Austevoll Seafood ASA	438,092	2,838
	BW Offshore Ltd.	2,128,955	2,784
^	Golden Ocean Group Ltd.	1,544,369	2,739
*	Archer Ltd.	1,244,930	1,698
	Odfjell Drilling Ltd.	274,221	1,548
	Kvaerner ASA	759,731	1,522
			831,459
Other (0.3%)
^,3	Vanguard FTSE Emerging Markets ETF	7,939,916	325,060

Peru (0.1%)
	Credicorp Ltd. (New York Shares)	154,978	23,131

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Credicorp Ltd.	141,272	21,120
	Cia de Minas Buenaventura SAA ADR	893,608	11,617
	Volcan Cia Minera SAA Class B	13,680,707	5,165
	Cia de Minas Buenaventura SAA	289,871	3,562
			64,595
Philippines (0.3%)
	Philippine Long Distance Telephone Co.	489,315	31,630
	SM Investments Corp.	1,818,061	29,637
	Ayala Land Inc.	31,837,520	21,575
	Bank of the Philippine Islands	9,070,604	18,490
	Ayala Corp.	1,316,804	18,472
	BDO Unibank Inc.	8,184,677	16,243
	Alliance Global Group Inc.	23,105,041	16,182
	Universal Robina Corp.	4,876,750	16,014
	Aboitiz Equity Ventures Inc.	12,402,300	15,777
	SM Prime Holdings Inc.	42,596,486	15,637
*	JG Summit Holdings Inc.	12,383,550	14,058
*	Metropolitan Bank & Trust Co.	6,110,774	11,638
	International Container Terminal Services Inc.	4,593,540	11,161
	Manila Electric Co.	1,691,500	10,657
	Jollibee Foods Corp.	2,372,540	9,164
	San Miguel Corp.	4,849,197	9,090
	DMCI Holdings Inc.	4,678,700	7,550
	GT Capital Holdings Inc.	386,580	7,535
	Aboitiz Power Corp.	9,190,123	7,524
	Semirara Mining Corp. Class A	779,770	7,197
	Metro Pacific Investments Corp.	62,310,400	7,109
	Megaworld Corp.	63,076,000	6,604
	LT Group Inc.	15,638,500	6,444
	Globe Telecom Inc.	172,790	6,424
	Puregold Price Club Inc.	5,228,600	5,395
	Energy Development Corp.	38,678,100	4,855
*	Bloomberry Resorts Corp.	17,408,900	4,732
	Robinsons Land Corp.	8,955,634	4,494
*	Philippine National Bank	2,229,977	4,367
*	Cosco Capital Inc.	18,110,600	4,298
	Security Bank Corp.	1,337,030	3,603
	Petron Corp.	11,749,200	3,243
*	Emperador Inc.	10,838,604	3,096
*	Belle Corp.	22,179,108	2,979
	Rizal Commercial Banking Corp.	2,623,500	2,827
	Manila Water Co. Inc.	4,667,200	2,794
	First Gen Corp.	6,211,500	2,648
	Vista Land & Lifescapes Inc.	17,854,950	2,418
*	Melco Crown Philippines Resorts Corp.	7,626,800	2,340
	Philex Mining Corp.	9,692,200	1,951
	First Philippine Holdings Corp.	1,131,330	1,802
	Filinvest Land Inc.	48,601,000	1,739
*	Atlas Consolidated Mining & Development	4,167,500	1,389
	Lopez Holdings Corp.	10,708,570	1,096
	Cebu Air Inc.	915,960	1,079
			384,957
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	4,924,786	67,585
	Bank Pekao SA	741,778	47,608
	Powszechny Zaklad Ubezpieczen SA	319,890	45,377
	PGE SA	4,170,003	28,976
	KGHM Polska Miedz SA	786,318	28,471
	Polski Koncern Naftowy Orlen SA	1,835,472	27,484
	Polskie Gornictwo Naftowe i Gazownictwo SA	10,127,671	15,741
	Orange Polska SA	3,755,211	12,831
^	mBank	72,017	11,785
	Tauron Polska Energia SA	5,936,381	10,516
*	Getin Noble Bank SA	7,283,774	8,865

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	ING Bank Slaski SA	186,600	8,377
^	Lubelski Wegiel Bogdanka SA	191,677	7,846
*,^	Bank Millennium SA	2,424,366	7,122
	Bank Handlowy w Warszawie SA	184,880	6,880
*	Cyfrowy Polsat SA	977,204	6,641
	Asseco Poland SA	423,331	6,304
	Enea SA	1,228,198	6,218
	Eurocash SA	444,188	5,874
*,^	TVN SA	912,208	4,970
*	Grupa Lotos SA	360,876	4,654
	Synthos SA	2,742,187	4,322
^	Jastrzebska Spolka Weglowa SA	290,265	3,996
*	Netia SA	2,134,320	3,817
*	Globe Trade Centre SA	1,325,143	3,315
	Budimex SA	59,118	2,749
*	Kernel Holding SA	268,538	2,496
*	Integer.pl SA	23,532	2,069
*	Ciech SA	183,260	1,963
*,^	Getin Holding SA	1,782,993	1,880
	Warsaw Stock Exchange	143,847	1,797
*	CD Projekt Red SA	343,042	1,700
*	Agora SA	231,761	797
*	Boryszew SA	543,916	792
			401,818
Portugal (0.2%)
	EDP - Energias de Portugal SA	14,460,932	70,247
	Galp Energia SGPS SA	2,143,131	37,145
	Jeronimo Martins SGPS SA	1,394,092	24,382
*	Banco Comercial Portugues SA	77,004,082	23,401
*	Banco Espirito Santo SA	11,376,688	20,166
^	Portugal Telecom SGPS SA	3,051,202	12,677
^	ZON OPTIMUS SGPS SA	1,206,624	8,729
	Sonae	4,563,114	8,585
	EDP Renovaveis SA	1,145,581	7,856
	Portucel SA	1,281,109	6,075
*,^	Banco BPI SA	1,854,237	4,759
	Semapa-Sociedade de Investimento e Gestao	296,928	4,455
	Mota-Engil SGPS SA	521,021	3,989
^	Altri SGPS SA	826,802	2,810
	REN - Redes Energeticas Nacionais SGPS SA	541,831	2,038
*	Mota-Engil Africa Rights	492,646	273
			237,587
Russia (0.8%)
	Gazprom OAO	38,499,390	138,992
*	Sberbank of Russia	60,301,332	123,056
	Gazprom OAO ADR	12,202,593	88,187
	Lukoil OAO	1,567,034	82,814
	Magnit OJSC GDR	1,591,357	75,307
	Lukoil OAO ADR	1,191,498	63,077
	Mobile Telesystems OJSC ADR	2,941,188	49,294
	MMC Norilsk Nickel OJSC	270,098	48,639
	NOVATEK OAO GDR	380,698	39,361
	Uralkali OJSC	8,281,466	36,658
	Rosneft OAO	3,828,569	23,960
	Tatneft OAO ADR	691,304	23,778
	Tatneft OAO	4,102,613	23,466
	Sistema JSFC GDR	816,075	19,479
	AK Transneft OAO Prior Pfd.	8,766	19,447
	VTB Bank OJSC	16,356,464,410	17,708
	Rosneft OAO GDR	2,797,279	17,587
	Surgutneftegas OAO ADR	2,231,995	15,828
	VTB Bank OJSC GDR	6,473,641	13,771
	MegaFon OAO GDR	518,782	13,529
	Surgutneftegas OAO	18,478,336	12,941

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Rostelecom OJSC	5,979,823	12,877
	RusHydro JSC	622,805,350	9,760
	E.ON Russia JSC	79,702,911	5,592
*	Novolipetsk Steel OJSC GDR	461,790	5,384
	Phosagro OAO GDR	442,827	5,161
*	PIK Group	1,628,120	3,767
	Aeroflot - Russian Airlines OJSC	2,458,721	3,521
*	LSR Group GDR	1,131,308	3,399
	Severstal OAO GDR	470,960	3,329
	Severstal OAO	464,918	3,256
*	Sberbank of Russia ADR	343,542	2,894
*	Inter RAO JSC	11,773,339,373	2,480
*	M Video OJSC	400,000	2,445
*	Federal Grid Co. Unified Energy System JSC	1,553,612,440	2,415
	TMK OAO GDR	292,619	2,330
*	Pharmstandard OJSC GDR	285,388	2,314
*	Acron JSC	56,723	1,893
*	Russian Grids OAO	131,478,055	1,558
*,^	Mechel ADR	693,432	1,401
*	Magnitogorsk Iron & Steel Works	7,863,190	1,288
	Polyus Gold OJSC	58,519	873
	TGK-1 OAO	4,503,586,647	812
*	OGK-2 OAO	138,346,306	782
*	Mosenergo OAO	29,963,645	612
*	Novolipetsk Steel OJSC	445,750	515
*	Raspadskaya OAO	773,900	378
	MMC Norilsk Nickel OJSC ADR	9,538	172
*	Mechel	14,601	16
			1,028,103
Singapore (1.1%)
	DBS Group Holdings Ltd.	9,920,440	134,394
	Singapore Telecommunications Ltd.	41,729,814	127,823
^	Oversea-Chinese Banking Corp. Ltd.	15,448,471	119,141
	United Overseas Bank Ltd.	6,751,167	117,505
	Keppel Corp. Ltd.	8,145,393	68,536
	Global Logistic Properties Ltd.	17,112,085	39,000
	CapitaLand Ltd.	14,485,470	37,072
	Genting Singapore plc	34,671,536	36,738
	Wilmar International Ltd.	11,944,895	32,464
^	Singapore Press Holdings Ltd.	9,069,593	30,329
	City Developments Ltd.	3,370,619	29,203
	Singapore Technologies Engineering Ltd.	8,831,188	26,974
	Singapore Exchange Ltd.	4,666,769	25,809
	Singapore Airlines Ltd.	2,878,442	23,864
	CapitaMall Trust	14,767,481	23,540
	Noble Group Ltd.	21,766,213	22,412
	Sembcorp Industries Ltd.	5,065,579	21,747
	Jardine Cycle & Carriage Ltd.	566,824	21,254
	Ascendas REIT	11,166,763	20,439
	Hutchison Port Holdings Trust	28,674,374	19,515
	ComfortDelGro Corp. Ltd.	11,385,254	19,307
	Suntec REIT	13,602,000	18,644
	Golden Agri-Resources Ltd.	36,650,806	17,880
^	Sembcorp Marine Ltd.	4,693,758	15,265
	UOL Group Ltd.	2,944,918	15,120
^	Olam International Ltd.	8,028,897	14,327
	CapitaCommercial Trust	11,042,000	14,131
	CapitaMalls Asia Ltd.	7,751,853	13,659
	StarHub Ltd.	3,870,110	12,838
	Keppel Land Ltd.	4,172,601	11,543
	Yangzijiang Shipbuilding Holdings Ltd.	11,796,636	10,375
	Ezion Holdings Ltd.	5,247,000	9,538
	SATS Ltd.	3,652,000	9,245
	Singapore Post Ltd.	8,102,000	9,153

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Venture Corp. Ltd.	1,386,000	8,490
	Keppel REIT	8,418,489	8,137
	Mapletree Industrial Trust	6,651,880	7,654
	Mapletree Commercial Trust	7,246,000	7,329
	Mapletree Logistics Trust	8,010,000	7,035
	Mapletree Greater China Commercial Trust	10,036,000	6,776
	First Resources Ltd.	2,635,000	5,412
	CDL Hospitality Trusts	3,516,000	5,043
	Starhill Global REIT	7,601,000	4,919
	Fortune REIT	6,141,000	4,828
	M1 Ltd.	1,770,000	4,756
	SIA Engineering Co. Ltd.	1,232,000	4,711
	Asian Pay Television Trust	7,787,000	4,694
	United Engineers Ltd.	2,658,000	4,582
	Raffles Medical Group Ltd.	1,567,000	4,541
^	Biosensors International Group Ltd.	5,922,000	4,498
	Parkway Life REIT	2,202,000	4,408
	Cambridge Industrial Trust	6,940,000	4,103
	Ascott Residence Trust	4,265,400	4,089
*,^	Neptune Orient Lines Ltd.	4,961,630	4,024
	AIMS AMP Capital Industrial REIT	3,522,792	3,983
	Frasers Centrepoint Trust	2,727,000	3,911
^	SMRT Corp. Ltd.	3,982,000	3,877
	Frasers Commercial Trust	3,719,600	3,774
	Wing Tai Holdings Ltd.	2,353,117	3,764
	Cache Logistics Trust	3,978,000	3,654
2	ARA Asset Management Ltd.	2,391,880	3,486
^	Far East Hospitality Trust	4,796,000	3,391
^	Yanlord Land Group Ltd.	3,596,000	3,321
^	Super Group Ltd.	1,158,000	3,240
	CapitaRetail China Trust	2,731,180	3,229
	Lippo Malls Indonesia Retail Trust	9,932,000	3,212
*,^	Gallant Venture Ltd.	13,107,000	3,143
	OUE Ltd.	1,714,000	3,108
^	Cosco Corp. Singapore Ltd.	5,365,513	3,090
	Ezra Holdings Ltd.	3,570,000	2,999
	Hyflux Ltd.	3,050,000	2,920
*,^	United Envirotech Ltd.	2,782,000	2,899
^	Sabana Shari'ah Compliant Industrial REIT	3,431,118	2,807
	First REIT	3,025,000	2,804
^	OSIM International Ltd.	1,205,000	2,792
	OUE Hospitality Trust	3,997,666	2,774
*,^	Silverlake Axis Ltd.	3,834,084	2,634
^	Ascendas Hospitality Trust	4,509,300	2,591
	Ho Bee Land Ltd.	1,353,000	2,476
^	SPH REIT	3,079,000	2,457
*	Vard Holdings Ltd.	3,152,000	2,435
	Ascendas India Trust	3,718,000	2,271
	CitySpring Infrastructure Trust	5,899,000	2,239
^	Yoma Strategic Holdings Ltd.	3,659,000	2,077
^	Midas Holdings Ltd.	5,510,000	2,071
	Indofood Agri Resources Ltd.	2,425,000	2,065
	Soilbuild Business Space REIT	3,260,000	2,042
	Religare Health Trust	2,985,000	2,025
^	GuocoLeisure Ltd.	2,433,000	1,876
*,^	HanKore Environment Tech Group Ltd.	19,832,000	1,794
	Boustead Singapore Ltd.	1,168,000	1,767
	Metro Holdings Ltd.	2,377,000	1,747
^	Perennial China Retail Trust	3,642,000	1,614
	Croesus Retail Trust	2,205,000	1,586
^	Fortune REIT	1,764,077	1,399
^	Swiber Holdings Ltd.	2,218,000	1,135
*,^	Ying Li International Real Estate Ltd.	4,935,000	1,064
^	China Fishery Group Ltd.	3,362,000	1,048

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	CSE Global Ltd.	2,170,000	1,031
	GMG Global Ltd.	14,172,000	1,018
*,^	Tiger Airways Holdings Ltd.	2,821,799	991
*	Raffles Education Corp. Ltd.	4,132,398	974
	Hong Leong Asia Ltd.	675,000	860
^	Tat Hong Holdings Ltd.	1,251,000	809
*	Keppel Telecommunications & Transportation Ltd.	513,000	731
	Hi-P International Ltd.	866,000	401
*,^	LionGold Corp. Ltd.	4,588,000	360
*	Blumont Group Ltd.	10,261,500	230
*	Oceanus Group Ltd.	13,179,000	179
			1,400,988
South Africa (1.5%)
	Naspers Ltd.	2,230,329	210,764
	MTN Group Ltd.	10,214,899	204,929
	Sasol Ltd.	3,124,356	175,102
^	Standard Bank Group Ltd.	6,874,949	90,330
^	Steinhoff International Holdings Ltd.	11,968,904	62,195
	FirstRand Ltd.	16,679,910	61,372
	Sanlam Ltd.	10,799,739	57,856
	Remgro Ltd.	2,741,914	55,217
	Bidvest Group Ltd.	1,804,968	49,561
	Aspen Pharmacare Holdings Ltd.	1,736,554	46,285
	AngloGold Ashanti Ltd.	2,297,093	41,525
	Shoprite Holdings Ltd.	2,477,885	41,452
	Impala Platinum Holdings Ltd.	2,940,300	33,147
	Woolworths Holdings Ltd.	4,199,985	28,584
	Barclays Africa Group Ltd.	1,840,786	26,966
	Nedbank Group Ltd.	1,128,290	24,187
	Tiger Brands Ltd.	893,822	23,912
	Growthpoint Properties Ltd.	10,122,858	23,401
^	Vodacom Group Ltd.	1,855,653	22,146
	Life Healthcare Group Holdings Ltd.	5,212,614	20,728
	Netcare Ltd.	8,398,419	20,373
^	Mr Price Group Ltd.	1,299,374	19,579
	Truworths International Ltd.	2,373,871	19,072
	RMB Holdings Ltd.	3,927,556	18,847
	Gold Fields Ltd.	4,359,877	18,505
	Imperial Holdings Ltd.	990,470	18,473
	Mediclinic International Ltd.	2,339,144	16,362
*	Anglo American Platinum Ltd.	337,785	16,084
	MMI Holdings Ltd.	5,816,508	14,624
	Coronation Fund Managers Ltd.	1,509,167	14,573
	Discovery Ltd.	1,662,258	14,431
	Barloworld Ltd.	1,190,490	12,987
	Nampak Ltd.	3,335,110	12,442
	Investec Ltd.	1,390,794	12,241
	Foschini Group Ltd.	1,128,125	11,659
^	Kumba Iron Ore Ltd.	325,491	11,592
	Brait SE	2,137,942	11,521
	SPAR Group Ltd.	975,723	11,464
	Mondi Ltd.	670,667	11,168
	Sibanye Gold Ltd.	4,153,319	10,728
	African Rainbow Minerals Ltd.	559,035	10,526
	Exxaro Resources Ltd.	734,439	10,024
*	Sappi Ltd.	3,027,045	9,596
	AVI Ltd.	1,724,159	9,513
	Clicks Group Ltd.	1,398,528	8,527
^	African Bank Investments Ltd.	7,186,207	8,522
	Massmart Holdings Ltd.	613,658	8,134
*	Northam Platinum Ltd.	1,965,931	7,674
	Capital Property Fund	7,512,394	7,574
^	Capitec Bank Holdings Ltd.	343,748	7,440
	Omnia Holdings Ltd.	343,628	7,388

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	PPC Ltd.	2,531,443	7,365
	Tongaat Hulett Ltd.	618,763	7,357
	Aeci Ltd.	658,362	7,353
	Assore Ltd.	187,624	7,262
	Pick n Pay Stores Ltd.	1,261,916	7,210
*	Harmony Gold Mining Co. Ltd.	2,178,415	7,159
	Liberty Holdings Ltd.	588,068	7,054
*	Telkom SA SOC Ltd.	1,753,015	6,273
	Reunert Ltd.	917,055	6,026
	Sun International Ltd.	550,957	5,446
*	Murray & Roberts Holdings Ltd.	2,274,461	5,326
	DataTec Ltd.	1,026,520	5,161
^	Adcock Ingram Holdings Ltd.	834,155	4,833
	Grindrod Ltd.	2,022,765	4,790
*	Aveng Ltd.	2,200,860	4,729
	JSE Ltd.	495,391	4,545
*	Super Group Ltd.	1,674,590	4,512
	EOH Holdings Ltd.	556,369	4,447
	Fountainhead Property Trust	5,626,833	4,258
*	PSG Group Ltd.	415,381	4,114
	SA Corporate Real Estate Fund Nominees Pty Ltd.	10,164,284	3,991
	Santam Ltd.	191,131	3,859
	Wilson Bayly Holmes-Ovcon Ltd.	293,722	3,798
	Pick n Pay Holdings Ltd.	1,449,631	3,515
^	Famous Brands Ltd.	342,002	3,431
	Illovo Sugar Ltd.	1,243,864	3,430
	Emira Property Fund	2,352,653	3,232
*	ArcelorMittal South Africa Ltd.	916,954	3,227
*	Metair Investments Ltd.	768,849	3,108
^	Lewis Group Ltd.	483,696	2,871
	Mpact Ltd.	889,923	2,353
	Group Five Ltd.	535,671	2,203
	City Lodge Hotels Ltd.	178,886	2,097
*	Royal Bafokeng Platinum Ltd.	317,522	2,052
^	Astral Foods Ltd.	202,536	1,839
*	Oceana Group Ltd.	197,538	1,692
	Blue Label Telecoms Ltd.	1,897,530	1,644
	Invicta Holdings Ltd.	141,719	1,616
	Clover Industries Ltd.	872,733	1,610
	Eqstra Holdings Ltd.	2,059,773	1,430
	Raubex Group Ltd.	681,852	1,410
	Cashbuild Ltd.	109,154	1,305
*,^	Pinnacle Holdings Ltd.	736,208	915
*	Merafe Resources Ltd.	5,279,266	557
^	DRDGOLD Ltd.	1,732,371	552
*,^	Ellies Holdings Ltd.	518,781	205
*,^	Great Basin Gold Ltd.	2,279,068	6
	Redefine Properties Ltd.	6,085	6
			1,864,476
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	564,669	736,306
	Hyundai Motor Co.	876,334	195,393
*	SK Hynix Inc.	2,963,470	115,556
	NAVER Corp.	154,860	111,517
	Hyundai Mobis	382,115	109,164
	POSCO	322,634	95,315
	Shinhan Financial Group Co. Ltd.	2,036,810	88,904
	Kia Motors Corp.	1,472,425	81,693
	LG Chem Ltd.	249,157	63,599
	Samsung Electronics Co. Ltd. GDR	96,865	62,533
	KB Financial Group Inc.	1,798,451	61,523
	Hana Financial Group Inc.	1,666,812	58,815
	KT&G Corp.	689,226	55,236
	Samsung Life Insurance Co. Ltd.	570,217	53,070

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Samsung Fire & Marine Insurance Co. Ltd.	221,814	52,688
	Hyundai Heavy Industries Co. Ltd.	251,463	47,279
	Samsung C&T Corp.	709,055	44,591
	LG Electronics Inc.	616,712	41,077
	SK Innovation Co. Ltd.	348,719	39,949
	SK Telecom Co. Ltd.	189,581	39,254
*	LG Display Co. Ltd.	1,287,150	34,282
	Korea Electric Power Corp.	825,290	31,555
	Samsung SDI Co. Ltd.	206,606	30,339
	POSCO ADR	397,167	29,232
	LG Corp.	505,387	28,181
	Samsung Heavy Industries Co. Ltd.	1,002,430	27,459
	E-Mart Co. Ltd.	119,465	27,318
	SK Holdings Co. Ltd.	144,917	25,705
	Coway Co. Ltd.	312,762	24,721
	Hyundai Steel Co.	372,859	24,431
*	Shinhan Financial Group Co. Ltd. ADR	554,971	24,197
	Hankook Tire Co. Ltd.	416,600	24,170
	LG Household & Health Care Ltd.	52,780	24,168
*,^	Korea Electric Power Corp. ADR	1,257,132	24,062
	Amorepacific Corp.	17,730	22,927
	Woori Finance Holdings Co. Ltd.	1,997,797	22,524
	Hyundai Engineering & Construction Co. Ltd.	404,956	21,924
	Hyundai Glovis Co. Ltd.	88,754	20,935
	Samsung Electro-Mechanics Co. Ltd.	314,557	20,217
	Lotte Shopping Co. Ltd.	63,852	19,802
	Korea Zinc Co. Ltd.	59,209	19,511
	Hotel Shilla Co. Ltd.	219,780	18,508
	Kangwon Land Inc.	638,880	18,480
^	OCI Co. Ltd.	102,292	17,975
^	Celltrion Inc.	380,857	17,760
	KT Corp.	553,402	17,639
	Cheil Industries Inc.	265,812	16,974
	SK C&C Co. Ltd.	123,240	16,917
	BS Financial Group Inc.	1,080,610	16,545
^	NCSoft Corp.	81,886	16,294
	Orion Corp.	20,563	15,711
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	526,340	15,276
	Dongbu Insurance Co. Ltd.	275,151	15,207
	KCC Corp.	29,638	14,780
	Hyundai Wia Corp.	87,081	14,358
	KB Financial Group Inc. ADR	404,596	13,890
	Industrial Bank of Korea	1,117,485	13,764
	S-Oil Corp.	233,510	13,666
	GS Holdings	284,420	13,272
	Lotte Chemical Corp.	82,946	13,131
	Samsung Securities Co. Ltd.	335,786	12,832
	Samsung Techwin Co. Ltd.	222,544	12,495
^	Samsung Engineering Co. Ltd.	166,068	12,466
	CJ CheilJedang Corp.	41,298	12,399
	Daelim Industrial Co. Ltd.	150,979	12,320
*	Cheil Worldwide Inc.	487,330	11,862
	LG Uplus Corp.	1,190,950	11,729
	Macquarie Korea Infrastructure Fund	1,823,410	11,292
	Hyundai Department Store Co. Ltd.	87,141	11,237
*,^	Kumho Tire Co. Inc.	831,530	10,483
	DGB Financial Group Inc.	686,441	10,414
^	Paradise Co. Ltd.	273,230	10,179
	Hyundai Development Co-Engineering & Construction	353,850	10,145
	Hyundai Marine & Fire Insurance Co. Ltd.	338,410	9,929
	CJ Corp.	80,941	9,803
	Hyosung Corp.	136,728	9,768
	Doosan Heavy Industries & Construction Co. Ltd.	271,337	9,172
	S-1 Corp.	120,564	9,170

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Daewoo Engineering & Construction Co. Ltd.	1,102,063	9,142
	Korea Gas Corp.	151,331	9,063
*	Doosan Infracore Co. Ltd.	745,180	9,011
	Samsung Card Co. Ltd.	246,128	8,940
	Daewoo International Corp.	253,547	8,893
	Korea Aerospace Industries Ltd.	276,310	8,819
	AMOREPACIFIC Group	16,979	8,784
	Daewoo Securities Co. Ltd.	1,052,343	8,646
	Mando Corp.	71,415	8,591
	Hanwha Corp.	293,680	8,560
	Seoul Semiconductor Co. Ltd.	209,707	8,441
	Shinsegae Co. Ltd.	38,691	8,400
^	Kumho Petro chemical Co. Ltd.	98,955	8,391
	Korea Investment Holdings Co. Ltd.	222,020	8,155
	Hanwha Life Insurance Co. Ltd.	1,210,610	7,890
	SK Networks Co. Ltd.	850,090	7,838
^	Hyundai Mipo Dockyard	57,332	7,827
	Lotte Confectionery Co. Ltd.	4,554	7,801
^	Halla Visteon Climate Control Corp.	185,860	7,777
	Yuhan Corp.	43,152	7,591
	LS Corp.	95,946	7,526
	LIG Insurance Co. Ltd.	256,340	7,515
	SK Telecom Co. Ltd. ADR	324,934	7,503
^	Hanwha Chemical Corp.	413,710	7,332
^	Youngone Corp.	166,550	6,807
	Hanssem Co. Ltd.	79,983	6,544
	Kolon Industries Inc.	98,038	6,505
	LG International Corp.	216,100	6,403
^	GS Engineering & Construction Corp.	181,343	6,398
	Doosan Corp.	49,173	6,338
*,^	CJ Korea Express Co. Ltd.	59,433	6,281
^	Grand Korea Leisure Co. Ltd.	149,420	6,248
*,^	LG Innotek Co. Ltd.	56,084	6,207
	Hyundai Greenfood Co. Ltd.	358,070	6,021
	CJ O Shopping Co. Ltd.	16,918	5,981
	LG Hausys Ltd.	33,324	5,883
	Ottogi Corp.	14,791	5,868
^	SK Chemicals Co. Ltd.	97,761	5,702
*,^	NHN Entertainment Corp.	69,491	5,685
^	LS Industrial Systems Co. Ltd.	88,663	5,671
	Mirae Asset Securities Co. Ltd.	134,997	5,547
^	NongShim Co. Ltd.	18,614	5,541
	Daum Communications Corp.	76,123	5,525
*	KT Corp. ADR	340,740	5,421
	Korean Reinsurance Co.	536,327	5,301
	Daesang Corp.	133,410	5,277
	Woori Investment & Securities Co. Ltd.	622,695	5,274
*	Korean Air Lines Co. Ltd.	163,845	5,268
	Young Poong Corp.	4,499	5,182
	Lotte Chilsung Beverage Co. Ltd.	3,378	5,116
*	CJ E&M Corp.	100,261	4,896
	Hyundai Home Shopping Network Corp.	32,557	4,889
	Taekwang Industrial Co. Ltd.	3,695	4,761
^	CJ CGV Co. Ltd.	101,700	4,742
^	LOTTE Himart Co. Ltd.	64,357	4,525
	LG Fashion Corp.	169,080	4,396
	Hanil Cement Co. Ltd.	37,850	4,371
	Seah Besteel Corp.	159,480	4,308
	Hyundai Securities Co. Ltd.	622,370	4,196
	Lotte Food Co. Ltd.	5,548	4,160
	Fila Korea Ltd.	47,734	4,156
	iMarketKorea Inc.	134,340	4,067
^	Samsung Fine Chemicals Co. Ltd.	100,844	4,028
	GS Home Shopping Inc.	17,590	3,979

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*,^	Chabio & Diostech Co. Ltd.	252,352	3,956
*,^	SM Entertainment Co.	82,340	3,900
*,^	Hyundai Merchant Marine Co. Ltd.	378,653	3,808
	Poongsan Corp.	152,270	3,758
*,^	Hanmi Pharm Co. Ltd.	32,324	3,649
^	Kolao Holdings	145,665	3,628
^	Hite Jinro Co. Ltd.	149,320	3,621
	SFA Engineering Corp.	82,935	3,586
	KEPCO Plant Service & Engineering Co. Ltd.	54,527	3,543
	Green Cross Corp.	27,872	3,445
^	SKC Co. Ltd.	103,790	3,442
	Medy-Tox Inc.	23,130	3,427
^	Dongsuh Co. Inc.	216,509	3,319
^	Samchully Co. Ltd.	22,034	3,310
	Meritz Fire & Marine Insurance Co. Ltd.	265,519	3,306
^	Binggrae Co. Ltd.	35,951	3,275
	Meritz Financial Group Inc.	454,700	3,271
*,^	ViroMed Co. Ltd.	64,393	3,269
*	SK Broadband Co. Ltd.	776,288	3,220
^	Hana Tour Service Inc.	50,106	3,215
	Eo Technics Co. Ltd.	45,547	3,049
^	Chong Kun Dang Pharmaceutical Corp.	42,181	3,002
^	KEPCO Engineering & Construction Co. Inc.	50,232	2,995
	KIWOOM Securities Co. Ltd.	59,913	2,949
*	Lumens Co. Ltd.	217,137	2,921
*,^	Hanjin Heavy Industries & Construction Co. Ltd.	241,739	2,855
*,^	LG Life Sciences Ltd.	81,806	2,835
	Nexen Tire Corp.	204,820	2,811
^	Partron Co. Ltd.	205,376	2,788
	JB Financial Group Co. Ltd.	375,201	2,767
^	Posco ICT Co. Ltd.	329,681	2,742
*,^	Medipost Co. Ltd.	40,367	2,702
	Hankook Tire Worldwide Co. Ltd.	132,674	2,691
*,^	Seegene Inc.	48,483	2,659
	E1 Corp.	38,614	2,626
*,^	Wonik IPS Co. Ltd.	261,351	2,617
*	Hanjin Shipping Co. Ltd.	437,163	2,563
^	Youngone Holdings Co. Ltd.	35,685	2,544
	CJ Hellovision Co. Ltd.	148,400	2,540
	Hansol Paper Co.	228,830	2,520
	Hanil E-Wha Co. Ltd.	122,690	2,510
^	Interpark Corp.	222,045	2,492
	Sungwoo Hitech Co. Ltd.	149,935	2,422
	Kwang Dong Pharmaceutical Co. Ltd.	270,560	2,419
	Huchems Fine Chemical Corp.	114,450	2,416
^	Hyundai Hysco Co. Ltd.	45,254	2,409
*,^	GemVax & Kael Co. Ltd.	128,967	2,396
*	Asiana Airlines Inc.	492,490	2,350
	Korea Electric Terminal Co. Ltd.	55,080	2,324
	Korea Kolmar Co. Ltd.	70,390	2,320
^	Dong-A ST Co. Ltd.	22,546	2,316
^	GS Retail Co. Ltd.	82,770	2,305
*,^	Cosmax Inc.	34,091	2,293
	Samyang Holdings Corp.	32,139	2,241
*,^	Ssangyong Motor Co.	231,140	2,241
	Meritz Securities Co. Ltd.	1,016,380	2,235
	Hyundai Corp.	71,990	2,198
	Namyang Dairy Products Co. Ltd.	2,477	2,198
	Daou Technology Inc.	154,070	2,155
*	Ssangyong Cement Industrial Co. Ltd.	235,300	2,153
*,^	Pan Ocean Co. Ltd.	644,140	2,149
*	Hyundai Elevator Co. Ltd.	55,186	2,136
	KT Skylife Co. Ltd.	90,550	2,120
	Hansae Co. Ltd.	97,319	2,024

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Green Cross Holdings Corp.	145,750	2,007
	Daewoong Pharmaceutical Co. Ltd.	29,543	2,006
	Soulbrain Co. Ltd.	50,184	2,004
	Hyundai Securities Co. Ltd. Prior Pfd.	300,904	1,989
^	Hancom Inc.	83,264	1,984
^	YG Entertainment Inc.	32,965	1,975
*	Woongjin Chemical Co. Ltd.	139,132	1,954
^	Dongkuk Steel Mill Co. Ltd.	201,910	1,942
^	Maeil Dairy Industry Co. Ltd.	51,233	1,940
	Dongwon Industries Co. Ltd.	6,160	1,935
	Sung Kwang Bend Co. Ltd.	80,811	1,895
*	Hanwha General Insurance Co. Ltd.	374,563	1,851
*	Hanjin Kal Corp.	85,669	1,839
	Taeyoung Engineering & Construction Co. Ltd.	291,250	1,822
	Daishin Securities Co. Ltd.	197,460	1,787
*,^	Hanmi Science Co. ltd	120,384	1,736
	Tongyang Life Insurance	177,210	1,725
	Dong-A Socio Holdings Co. Ltd.	13,361	1,682
	Handsome Co. Ltd.	65,700	1,663
*,^	Gamevil Inc.	24,317	1,650
^	Hanjin Transportation Co. Ltd.	65,640	1,614
	SK Gas Ltd.	17,222	1,582
^	POSCO Chemtech Co. Ltd.	10,682	1,543
	Hankook Shell Oil Co. Ltd.	3,396	1,539
*,^	Seobu T&D	79,786	1,520
	Daeduck Electronics Co.	204,260	1,509
*,^	Komipharm International Co. Ltd.	174,258	1,487
*,^	Korea Line Corp.	56,501	1,486
	TONGYANG Securities Inc.	661,630	1,474
	Sindoh Co. Ltd.	22,337	1,466
	MegaStudy Co. Ltd.	21,665	1,465
^	SL Corp.	82,540	1,424
^	Ahnlab Inc.	27,679	1,423
^	Ilyang Pharmaceutical Co. Ltd.	58,336	1,422
	Daeduck GDS Co. Ltd.	85,700	1,420
	Golfzon Co. Ltd.	77,830	1,420
^	Able C&C Co. Ltd.	49,375	1,418
*,^	Duksan Hi-Metal Co. Ltd.	76,108	1,415
*,^	Com2uSCorp	38,558	1,414
*,^	TK Corp.	70,995	1,403
*	Green Cross Cell Corp.	42,591	1,389
^	Lock & Lock Co. Ltd.	91,187	1,384
	Bukwang Pharmaceutical Co. Ltd.	94,242	1,329
*,^	Osstem Implant Co. Ltd.	53,321	1,328
*,^	Hansol Technics Co. Ltd.	61,696	1,314
*,^	Neowiz Games Corp.	81,815	1,298
^	DuzonBIzon Co. Ltd.	107,220	1,269
	Dongyang Mechatronics Corp.	128,790	1,242
	S&T Dynamics Co. Ltd.	107,250	1,242
	Chongkundang Holdings Corp.	25,685	1,240
	Daekyo Co. Ltd.	187,630	1,209
^	Iljin Display Co. Ltd.	84,690	1,140
*	Hanjin Shipping Holdings Co. Ltd.	174,280	1,132
	Namhae Chemical Corp.	118,990	1,120
^	SBS Media Holdings Co. Ltd.	263,300	1,117
*,^	3S Korea Co. Ltd.	203,947	1,105
*,^	Taewoong Co. Ltd.	44,981	1,087
*,^	Doosan Engine Co. Ltd.	125,620	1,057
	Humax Co. Ltd.	86,305	1,046
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	1,022
	S&T Motiv Co. Ltd.	36,990	999
^	Silicon Works Co. Ltd.	44,092	985
*,^	Taihan Electric Wire Co. Ltd.	471,393	968
	Youlchon Chemical Co. Ltd.	68,730	940

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	NH Investment & Securities Co. Ltd.	143,531	932
*,^	Interflex Co. Ltd.	43,045	898
^	OCI Materials Co. Ltd.	26,106	896
*,^	Kolon Global Corp.	330,690	824
	Dae Han Flour Mills Co. Ltd.	5,646	809
^	Kumho Electric Co. Ltd.	33,850	800
*	SK Securities Co. Ltd.	1,106,110	793
*	Hanwha Investment & Securities Co. Ltd.	218,450	790
*,^	Dongbu HiTek Co. Ltd.	116,850	789
*,^	Foosung Co. Ltd.	239,573	785
*,^	Jusung Engineering Co. Ltd.	150,886	783
^	Cosmax Inc.	17,399	712
*,^	Woongjin Thinkbig Co. Ltd.	90,880	709
^	NEPES Corp.	77,241	706
*,^	Pharmicell Co. Ltd.	182,712	700
	Sam Young Electronics Co. Ltd.	62,700	698
	INTOPS Co. Ltd.	28,942	679
	Daishin Securities Co. Ltd. Prior Pfd.	117,720	677
	Kolon Corp.	30,530	641
*,^	CNK International Co. Ltd.	259,916	594
	KISCO Corp.	21,640	588
^	Melfas Inc.	64,559	587
*	KTB Investment & Securities Co. Ltd.	229,680	573
*	Insun ENT Co. Ltd.	149,183	557
*,^	ICD Co. Ltd.	47,843	532
*,^	SK Communications Co. Ltd.	68,842	499
^	EG Corp.	21,542	498
*	GS Engineering & Construction Corp Rights Exp. 06/03/2014	58,544	493
*,^	China Ocean Resources Co. Ltd.	205,940	475
*	Eugene Investment & Securities Co. Ltd.	182,205	464
	Kyobo Securities Co.	67,740	453
*,^	Dongbu Steel Co. Ltd.	149,400	450
^	Capro Corp.	98,950	446
^	Agabang&Company	80,953	424
	Hitejinro Holdings Co. Ltd.	32,310	409
*,^	Woongjin Energy Co. Ltd.	172,970	391
*,^	CUROCOM Co. Ltd.	407,211	391
*,^	Shinsung Solar Energy Co. Ltd.	254,110	366
	Dongbu Securities Co. Ltd.	101,120	363
*,^	STS Semiconductor & Telecommunications	154,014	352
*,^	STX Engine Co. Ltd.	80,200	272
	Samyang Corp.	5,448	241
*,^	Dongbu Corp.	73,100	181
*,^	Tongyang Inc.	337,280	92
*,^	STS Semiconductor & Telecommunications Rights Exp. 05/23/2014	63,138	41
*	Tera Resource Co. Ltd.	836,893	10
			3,890,969
Spain (2.4%)
*	Banco Santander SA	65,972,194	656,146
	Banco Bilbao Vizcaya Argentaria SA	33,029,254	406,851
	Telefonica SA	23,026,788	386,443
	Iberdrola SA	29,183,396	203,864
	Inditex SA	1,211,012	181,953
	Repsol SA	5,128,946	138,096
	Amadeus IT Holding SA	2,242,441	93,265
	Banco de Sabadell SA	20,003,020	68,057
	Abertis Infraestructuras SA	2,804,812	63,136
*	Banco Popular Espanol SA	8,281,141	61,024
*	CaixaBank SA	9,674,009	58,961
*	Bankia SA	26,061,366	53,234
	Ferrovial SA	2,299,226	51,109
	Grifols SA	948,226	50,690
	Red Electrica Corp. SA	615,048	50,629
	Gas Natural SDG SA	1,745,873	50,064

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	ACS Actividades de Construccion y Servicios SA	976,534	41,918
	Enagas SA	1,156,501	35,631
	Bankinter SA	3,893,337	29,810
	Distribuidora Internacional de Alimentacion SA	3,275,921	29,305
	Mapfre SA	5,709,465	24,080
	Bolsas y Mercados Espanoles SA	462,126	20,133
	Endesa SA	479,345	18,177
	Zardoya Otis SA	948,173	16,634
*	Abengoa SA	3,609,247	16,070
	Viscofan SA	258,111	13,451
	Grupo Catalana Occidente SA	311,980	12,207
	Indra Sistemas SA	636,833	11,961
	Acciona SA	145,962	11,874
*	Gamesa Corp. Tecnologica SA	1,144,415	11,375
*	Mediaset Espana Comunicacion SA	1,004,653	11,148
	Ebro Foods SA	473,806	10,918
^	Tecnicas Reunidas SA	169,492	10,209
^	Obrascon Huarte Lain SA	217,073	10,064
*,^	Acerinox SA	492,059	8,605
	Prosegur Cia de Seguridad SA	1,074,210	7,193
*	NH Hoteles SA	1,048,410	6,698
	Construcciones y Auxiliar de Ferrocarriles SA	13,199	6,322
	Corp Financiera Alba SA	97,806	6,032
*,^	Sacyr SA	867,246	5,712
*,^	Fomento de Construcciones y Contratas SA	254,215	5,608
*,^	Almirall SA	332,861	5,575
*	Atresmedia Corp. de Medios de Comunicaion SA	377,360	5,430
*,^	Let's GOWEX SA	155,449	4,418
*	Zeltia SA	1,063,690	4,013
^	Melia Hotels International SA	302,698	3,829
*	Faes Farma SA	1,213,194	3,759
^	Tubacex SA	636,588	3,122
*,^	Liberbank SA	2,487,383	3,105
	Duro Felguera SA	343,263	2,342
	Cie Automotive SA	171,713	2,187
*	Ence Energia y Celulosa S.A	690,565	2,034
*,^	Promotora de Informaciones SA	2,907,484	1,624
	Tubos Reunidos SA	447,338	1,386
*,^	Deoleo SA	2,015,631	1,105
	Papeles y Cartones de Europa SA	190,405	1,053
*	Abengoa SA	168,103	935
*	Realia Business SA	476,200	880
*	Pescanova SA	63,151	—
			3,001,454
Sweden (2.3%)
	Nordea Bank AB	18,150,907	263,018
^	Hennes & Mauritz AB Class B	5,416,241	221,703
	Telefonaktiebolaget LM Ericsson Class B	17,013,872	205,161
	Swedbank AB Class A	6,140,450	164,330
	Volvo AB Class B	8,716,112	138,012
	Svenska Handelsbanken AB Class A	2,743,583	138,002
	Skandinaviska Enskilda Banken AB Class A	8,307,873	114,756
^	Atlas Copco AB Class A	3,529,584	102,650
*	Investor AB Class B	2,579,478	99,918
*	Assa Abloy AB Class B	1,783,835	94,676
	Svenska Cellulosa AB SCA Class B	3,307,231	92,976
	TeliaSonera AB	12,362,158	89,985
*	Sandvik AB	6,159,672	87,541
	SKF AB	2,370,765	61,564
^	Atlas Copco AB Class B	2,215,783	60,436
	Scania AB Class B	1,727,792	52,640
	Skanska AB Class B	2,070,083	47,528
^	Alfa Laval AB	1,777,049	47,347
	Hexagon AB Class B	1,444,718	46,254

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Investment AB Kinnevik	1,169,369	41,264
*	Swedish Match AB	1,139,507	39,093
	Electrolux AB Class B	1,265,840	35,185
	Getinge AB	1,041,225	30,517
^	Trelleborg AB Class B	1,369,340	29,299
^	Elekta AB Class B	2,014,379	28,112
^	Industrivarden AB Class A	1,090,337	24,457
*	Lundin Petroleum AB	1,102,374	23,664
	Boliden AB	1,542,977	23,565
	Meda AB Class A	1,288,355	23,158
*	Tele2 AB	1,761,139	22,506
	Securitas AB Class B	1,736,207	20,988
	Husqvarna AB	2,088,220	17,436
	Castellum AB	964,018	16,439
	NCC AB Class B	449,573	15,751
	ICA Gruppen AB	434,338	14,609
^	Industrivarden AB	674,622	14,175
	Modern Times Group AB Class B	303,837	13,556
	Hexpol AB	140,669	13,328
^	BillerudKorsnas AB	861,709	12,593
	Ratos AB	1,095,941	11,180
	Nibe Industrier AB Class B	396,492	11,133
	Fabege AB	735,119	10,327
^	JM AB	299,353	10,172
*	Swedish Orphan Biovitrum AB	884,620	9,728
^	Holmen AB	274,939	9,717
	Saab AB Class B	311,340	9,567
	AarhusKarlshamn AB	140,683	9,421
	Hufvudstaden AB Class A	641,039	9,398
^	Wallenstam AB	563,337	9,247
	Loomis AB Class B	337,974	9,219
*,^	SSAB AB Class A	1,039,024	9,071
	Lundbergforetagen AB Class B	183,346	8,565
^	Axfood AB	147,758	7,874
*	Betsson AB	208,343	7,617
	Indutrade AB	171,195	7,450
^	Wihlborgs Fastigheter AB	359,092	6,923
	Peab AB	865,802	6,704
*	Fastighets AB Balder	507,060	6,505
	Intrum Justitia AB	217,119	6,295
	Kungsleden AB	748,162	6,111
^	Axis Communications AB	202,007	6,023
	Nobia AB	616,820	5,615
*,^	AF AB	154,343	5,605
	Avanza Bank Holding AB	147,658	5,543
*,^	Eniro AB	551,578	4,413
*	Lindab International AB	343,781	4,286
	Clas Ohlson AB	177,273	3,932
*,^	Concentric AB	247,217	3,498
*,^	SSAB AB Class B	453,454	3,431
*,^	Investment AB Oresund	137,628	3,422
	Melker Schorling AB	59,712	3,244
^	Haldex AB	236,181	3,029
*,^	Rezidor Hotel Group AB	466,164	2,896
^	Mekonomen AB	107,773	2,892
	Klovern AB	399,362	2,196
*,^	CDON Group AB	516,696	2,113
^	Nordnet AB	402,889	1,983
^	Klovern AB Prior Pfd.	80,361	1,965
	SkiStar AB	122,568	1,618
^	Bure Equity AB	344,881	1,523
*,^	SAS AB	675,746	1,453
	Fastighets AB Balder Preference Shares	26,059	1,406
*,^	Active Biotech AB	228,759	1,212

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	KappAhl AB	161,606	992
	NCC AB Class A	26,182	932
^	Bilia AB	13,762	457
*	Rezidor Hotel Group AB Rights Exp. 05/21/2014	466,164	216
			2,846,311
Switzerland (6.2%)
	Nestle SA	18,221,274	1,408,218
	Roche Holding AG	4,014,760	1,177,715
	Novartis AG	13,306,563	1,156,774
	UBS AG	20,134,128	421,083
*	ABB Ltd.	13,211,990	318,093
*	Cie Financiere Richemont SA	2,843,787	289,327
*	Credit Suisse Group AG	9,113,671	288,927
	Zurich Insurance Group AG	842,056	241,467
*	Syngenta AG	524,210	207,583
	Swiss Re AG	2,118,241	185,221
*	Holcim Ltd.	1,300,399	119,268
	Swatch Group AG (Bearer)	173,965	111,866
	Transocean Ltd.	1,964,273	83,912
	Adecco SA	998,484	83,825
	Givaudan SA	52,570	82,965
	Swisscom AG	129,767	78,948
	SGS SA	29,567	73,861
	Geberit AG	214,877	71,767
	Julius Baer Group Ltd.	1,263,908	59,202
*	Actelion Ltd.	597,034	58,780
	Sonova Holding AG	379,444	54,816
	Sika AG	11,864	48,004
	Swiss Life Holding AG	166,817	41,100
	Schindler Holding AG	259,838	40,257
	Kuehne & Nagel International AG	287,779	39,351
	Aryzta AG	401,273	37,092
	Lindt & Spruengli AG	586	34,186
	Swatch Group AG (Registered)	279,657	33,743
	Baloise Holding AG	267,336	32,554
	Lonza Group AG	298,064	31,196
	Clariant AG	1,518,666	29,948
	Galenica AG	27,554	28,058
	Partners Group Holding AG	101,228	27,718
	Swiss Prime Site AG	310,680	26,116
*	Dufry AG	154,618	25,589
	Lindt & Spruengli AG	5,085	24,745
	PSP Swiss Property AG	223,447	21,477
	Sulzer AG	130,932	20,203
	Schindler Holding AG (Registered)	124,067	18,938
*	Georg Fischer AG	22,945	18,202
	GAM Holding AG	977,084	17,796
	EMS-Chemie Holding AG	40,721	15,889
	OC Oerlikon Corp. AG	968,777	15,432
	Helvetia Holding AG	29,591	14,750
	Barry Callebaut AG	10,771	14,638
	Pargesa Holding SA	159,614	14,488
	Panalpina Welttransport Holding AG	77,263	12,133
	DKSH Holding AG	146,075	12,055
	Bucher Industries AG	35,175	11,457
^	BB Biotech AG	66,400	11,131
^	Logitech International SA	803,557	10,898
	Flughafen Zuerich AG	17,167	10,830
	Kaba Holding AG Class B	21,269	10,246
	ams AG	67,002	10,102
	Valiant Holding AG	89,328	9,890
*	Banque Cantonale Vaudoise	16,085	9,548
	Straumann Holding AG	42,938	9,528
	Burckhardt Compression Holding AG	17,861	9,258

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Nobel Biocare Holding AG	659,289	9,197
	Temenos Group AG	243,467	8,730
	Forbo Holding AG	7,783	8,056
	Tecan Group AG	63,490	7,940
	Allreal Holding AG	54,124	7,633
	Mobimo Holding AG	34,598	7,436
	Kuoni Reisen Holding AG	16,429	7,255
	Vontobel Holding AG	184,156	7,218
	Belimo Holding AG	2,550	7,182
	Aryzta AG	76,275	7,019
	Rieter Holding AG	26,465	5,984
*,^	Meyer Burger Technology AG	477,438	5,903
	Implenia AG	79,977	5,865
	Daetwyler Holding AG	35,262	5,575
	Autoneum Holding AG	26,254	5,570
*	St. Galler Kantonalbank AG	12,227	5,252
	Gategroup Holding AG	151,535	4,722
	Huber & Suhner AG	85,363	4,696
*	Valora Holding AG	16,013	4,528
	Emmi AG	11,839	4,344
	Schweiter Technologies AG	5,361	4,053
	Schweizerische National-Versicherungs-Gesellschaft AG	58,475	4,052
*	Schmolz & Bickenbach AG	2,743,982	3,937
	Ascom Holding AG	195,435	3,636
	Kudelski SA	196,520	3,389
	AFG Arbonia-Forster Holding AG	99,649	3,322
	EFG International AG	245,533	3,111
	Liechtensteinische Landesbank AG	61,813	3,060
	Basler Kantonalbank	32,241	2,787
	VZ Holding AG	15,118	2,539
	Vetropack Holding AG	1,305	2,514
	Siegfried Holding AG	13,236	2,480
	Zehnder Group AG	55,842	2,435
	BKW AG	62,941	2,312
*	Basilea Pharmaceutica	21,740	2,278
	Swissquote Group Holding SA	50,558	1,993
	Verwaltungs- und Privat-Bank AG	19,538	1,948
	Alpiq Holding AG	15,493	1,901
*	Orascom Development Holding AG	58,894	917
	Bachem Holding AG	13,550	765
*	Von Roll Holding AG	359,027	698
	Cie Financiere Tradition SA	9,702	528
			7,556,924
Taiwan (2.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	116,357,063	457,208
	Hon Hai Precision Industry Co. Ltd.	64,745,564	185,947
	MediaTek Inc.	8,335,807	130,622
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,100,213	82,414
	Formosa Plastics Corp.	28,044,091	72,364
	Nan Ya Plastics Corp.	32,599,907	71,487
	Delta Electronics Inc.	11,592,240	71,173
	Cathay Financial Holding Co. Ltd.	43,201,202	61,086
	Formosa Chemicals & Fibre Corp.	25,109,645	60,805
	China Steel Corp.	69,611,342	58,495
	Fubon Financial Holding Co. Ltd.	41,514,018	53,731
	Chunghwa Telecom Co. Ltd.	15,287,456	47,805
	CTBC Financial Holding Co. Ltd.	74,178,251	44,134
	Uni-President Enterprises Corp.	25,060,617	42,428
	Asustek Computer Inc.	4,094,168	42,330
	Quanta Computer Inc.	15,127,950	41,508
	Mega Financial Holding Co. Ltd.	48,378,873	37,038
	Largan Precision Co. Ltd.	573,376	35,898
	Catcher Technology Co. Ltd.	4,115,800	34,752
	Taiwan Mobile Co. Ltd.	9,603,400	30,998

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Cheng Shin Rubber Industry Co. Ltd.	10,588,828	30,413
	Taiwan Cement Corp.	18,374,700	29,196
	Advanced Semiconductor Engineering Inc.	23,607,201	27,490
	Hotai Motor Co. Ltd.	2,334,000	27,386
	Yuanta Financial Holding Co. Ltd.	54,744,440	27,328
	Formosa Petrochemical Corp.	10,859,950	27,315
	President Chain Store Corp.	3,204,536	23,845
	China Development Financial Holding Corp.	80,798,856	23,174
	First Financial Holding Co. Ltd.	38,921,591	22,832
	Far Eastern New Century Corp.	22,059,484	22,603
	United Microelectronics Corp.	51,170,175	22,311
	HTC Corp.	4,284,792	22,035
	Hua Nan Financial Holdings Co. Ltd.	38,712,720	21,809
^	Chunghwa Telecom Co. Ltd. ADR	641,736	20,144
	Far EasTone Telecommunications Co. Ltd.	9,078,000	19,628
	Taishin Financial Holding Co. Ltd.	42,581,887	19,341
	SinoPac Financial Holdings Co. Ltd.	42,922,049	19,160
	E.Sun Financial Holding Co. Ltd.	31,255,834	18,905
	Lite-On Technology Corp.	12,072,603	18,468
	Taiwan Cooperative Financial Holding Co. Ltd.	33,433,850	17,786
	Asia Cement Corp.	13,022,498	17,132
	Compal Electronics Inc.	23,739,689	16,937
*	Innolux Corp.	47,303,313	16,341
	Inventec Corp.	17,483,315	16,121
	Novatek Microelectronics Corp.	3,267,275	15,145
	Pegatron Corp.	9,634,639	14,621
	Foxconn Technology Co. Ltd.	5,758,291	14,328
	China Life Insurance Co. Ltd.	15,655,530	13,715
*	Inotera Memories Inc.	13,177,002	13,535
	Hermes Microvision Inc.	322,509	13,396
	Advanced Semiconductor Engineering Inc. ADR	2,196,567	12,982
	Siliconware Precision Industries Co. ADR	1,738,755	12,902
	Giant Manufacturing Co. Ltd.	1,616,319	12,656
	Chailease Holding Co. Ltd.	5,262,100	12,535
	Siliconware Precision Industries Co.	8,170,000	12,106
	Eclat Textile Co. Ltd.	1,066,357	11,692
	Synnex Technology International Corp.	7,438,463	11,576
	Advantech Co. Ltd.	1,744,924	11,302
	Shin Kong Financial Holding Co. Ltd.	37,269,835	11,289
	Hiwin Technologies Corp.	1,179,183	11,231
	Teco Electric and Machinery Co. Ltd.	10,151,000	11,039
	TPK Holding Co. Ltd.	1,432,695	10,945
	Wistron Corp.	13,095,654	10,943
*	AU Optronics Corp.	28,169,640	10,709
	Epistar Corp.	4,811,179	10,529
	WPG Holdings Ltd.	8,379,553	10,309
	Chang Hwa Commercial Bank	17,710,498	10,297
	Radiant Opto-Electronics Corp.	2,500,948	10,083
	Pou Chen Corp.	7,565,517	9,633
*	Acer Inc.	15,218,297	9,411
	Ruentex Industries Ltd.	3,918,340	9,319
	Merida Industry Co. Ltd.	1,348,650	9,042
	Ruentex Development Co. Ltd.	5,086,304	9,014
	Simplo Technology Co. Ltd.	1,653,443	8,614
	Airtac International Group	795,600	8,557
	Taiwan Fertilizer Co. Ltd.	4,209,000	8,376
	Chicony Electronics Co. Ltd.	3,151,745	8,208
	United Microelectronics Corp. ADR	3,730,484	8,132
*	AU Optronics Corp. ADR	2,143,946	8,061
	Realtek Semiconductor Corp.	2,684,215	7,664
	Kenda Rubber Industrial Co. Ltd.	3,287,367	7,646
	Yulon Motor Co. Ltd.	4,850,015	7,547
*	Medigen Biotechnology Corp.	602,032	7,254
*	Asia Pacific Telecom Co. Ltd.	14,887,848	7,131

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Taiwan Glass Industry Corp.	7,633,747	6,989
	Highwealth Construction Corp.	3,101,400	6,925
	Zhen Ding Technology Holding Ltd.	2,369,355	6,881
	Clevo Co.	3,637,796	6,706
	Powertech Technology Inc.	4,025,955	6,516
	Unimicron Technology Corp.	7,503,750	6,387
*	Walsin Lihwa Corp.	18,795,000	6,174
	Formosa Taffeta Co. Ltd.	5,875,000	6,144
	CTCI Corp.	3,828,000	6,113
	Yungtay Engineering Co. Ltd.	2,045,000	6,033
	Chipbond Technology Corp.	3,515,000	6,020
	Far Eastern Department Stores Ltd.	6,298,645	5,868
	Kinsus Interconnect Technology Corp.	1,527,000	5,774
	Vanguard International Semiconductor Corp.	4,181,000	5,730
	TSRC Corp.	3,897,930	5,724
*	Taiwan Business Bank	19,412,678	5,664
	St. Shine Optical Co. Ltd.	262,000	5,563
	Tripod Technology Corp.	2,802,023	5,523
	King's Town Bank	5,828,000	5,412
	Transcend Information Inc.	1,616,363	5,339
*	Wowprime Corp.	350,500	5,288
	MIN AIK Technology Co. Ltd.	972,000	5,268
*	Evergreen Marine Corp. Taiwan Ltd.	9,251,979	5,260
	Everlight Electronics Co. Ltd.	2,236,497	5,241
	China Petrochemical Development Corp.	13,222,647	5,214
	Standard Foods Corp.	1,869,420	5,143
	Chroma ATE Inc.	1,987,800	5,127
	Phison Electronics Corp.	737,510	5,022
	Merry Electronics Co. Ltd.	919,073	4,997
	China Steel Chemical Corp.	866,000	4,997
	Makalot Industrial Co. Ltd.	917,000	4,822
*	Macronix International	20,272,878	4,781
	King Yuan Electronics Co. Ltd.	6,252,000	4,774
	Eternal Chemical Co. Ltd.	4,570,254	4,772
*	Nan Kang Rubber Tire Co. Ltd.	4,154,209	4,723
	Gigabyte Technology Co. Ltd.	3,011,000	4,703
*	Winbond Electronics Corp.	15,563,000	4,690
	Coretronic Corp.	3,912,000	4,672
*	Eva Airways Corp.	9,144,290	4,639
	Richtek Technology Corp.	793,105	4,557
*	HannStar Display Corp.	13,108,000	4,547
	Ton Yi Industrial Corp.	4,263,850	4,543
	King Slide Works Co. Ltd.	347,000	4,525
*	Ginko International Co. Ltd.	268,000	4,510
*	Sino-American Silicon Products Inc.	2,666,428	4,474
	Feng Hsin Iron & Steel Co.	2,628,000	4,406
	Tong Hsing Electronic Industries Ltd.	812,259	4,367
	Feng TAY Enterprise Co. Ltd.	1,574,242	4,359
	Capital Securities Corp.	12,624,175	4,330
*	China Airlines Ltd.	12,799,646	4,284
	Firich Enterprises Co. Ltd.	852,895	4,244
	Tainan Spinning Co. Ltd.	6,298,693	4,238
	Micro-Star International Co. Ltd.	3,864,000	4,235
	Waterland Financial Holdings Co. Ltd.	13,440,386	4,214
	Cheng Uei Precision Industry Co. Ltd.	2,086,485	4,200
	Far Eastern International Bank	11,911,274	4,184
	Oriental Union Chemical Corp.	4,187,700	4,164
	Compeq Manufacturing Co. Ltd.	6,291,000	4,125
	Yageo Corp.	8,656,700	4,122
	Elan Microelectronics Corp.	2,199,000	4,073
	Tung Ho Steel Enterprise Corp.	4,713,842	4,023
	U-Ming Marine Transport Corp.	2,389,000	4,023
	Taiwan Secom Co. Ltd.	1,576,000	3,995
	LCY Chemical Corp.	3,831,288	3,943

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Tong Yang Industry Co. Ltd.	2,742,126	3,936
*	Neo Solar Power Corp.	3,258,831	3,870
	ScinoPharm Taiwan Ltd.	1,350,960	3,678
	Chin-Poon Industrial Co. Ltd.	1,932,000	3,626
*	Tatung Co. Ltd.	11,422,738	3,620
	Win Semiconductors Corp.	4,024,000	3,598
	Sanyang Industry Co. Ltd.	3,857,540	3,532
	Formosa International Hotels Corp.	298,323	3,509
	China Motor Corp.	3,837,000	3,475
	TTY Biopharm Co. Ltd.	1,105,429	3,460
	Wei Chuan Foods Corp.	2,281,000	3,394
*	Yang Ming Marine Transport Corp.	8,143,553	3,335
*	Wintek Corp.	9,773,974	3,276
	Huaku Development Co. Ltd.	1,326,087	3,250
	Taichung Commercial Bank	9,570,283	3,188
	Wan Hai Lines Ltd.	6,371,325	3,179
	Casetek Holdings Ltd.	605,000	3,174
	YFY Inc.	7,171,515	3,162
*	E Ink Holdings Inc.	4,739,000	3,158
	Lung Yen Life Service Corp.	1,152,000	3,138
	Grand Pacific Petrochemical	4,868,000	3,100
	Kerry TJ Logistics Co. Ltd.	2,557,000	3,074
	Jih Sun Financial Holdings Co. Ltd.	11,346,686	3,067
	Depo Auto Parts Ind Co. Ltd.	759,000	3,057
	Radium Life Tech Co. Ltd.	3,896,858	3,054
	Farglory Land Development Co. Ltd.	1,860,815	3,052
	Wistron NeWeb Corp.	1,304,953	3,049
	Cathay Real Estate Development Co. Ltd.	5,239,000	3,040
	USI Corp.	4,777,105	3,024
	Shinkong Synthetic Fibers Corp.	9,280,451	2,988
	Parade Technologies Ltd.	345,805	2,958
	AmTRAN Technology Co. Ltd.	4,186,716	2,899
*	Motech Industries Inc.	1,705,100	2,890
	Prince Housing & Development Corp.	6,237,893	2,887
	AcBel Polytech Inc.	2,193,000	2,882
	Goldsun Development & Construction Co. Ltd.	8,083,830	2,854
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,378,629	2,844
	A-DATA Technology Co. Ltd.	1,165,000	2,783
	Kinpo Electronics	7,438,000	2,775
	FLEXium Interconnect Inc.	1,003,683	2,732
*	Mitac Holdings Corp.	3,305,997	2,675
	Faraday Technology Corp.	1,957,110	2,668
	President Securities Corp.	4,810,926	2,639
*	Ta Chong Bank Ltd.	7,855,240	2,617
*	PharmaEngine Inc.	312,000	2,615
	Gourmet Master Co. Ltd.	321,000	2,602
	Chong Hong Construction Co.	941,732	2,601
	China Synthetic Rubber Corp.	2,711,000	2,595
	Career Technology MFG. Co. Ltd.	1,825,000	2,577
	Great Wall Enterprise Co. Ltd.	2,463,939	2,553
	Giga Solar Materials Corp.	110,000	2,548
	Grape King Industrial Co.	565,000	2,533
	Cleanaway Co. Ltd.	442,000	2,500
	San Shing Fastech Corp.	854,320	2,498
*	Qisda Corp.	7,651,880	2,487
	Poya Co. Ltd.	398,072	2,484
	Taiwan Surface Mounting Technology Co. Ltd.	1,592,966	2,382
	PChome Online Inc.	346,495	2,382
	Elite Semiconductor Memory Technology Inc.	1,306,000	2,382
	Formosan Rubber Group Inc.	2,536,000	2,375
	TA Chen Stainless Pipe	4,180,500	2,328
	Ardentec Corp.	2,717,797	2,310
*	Ritek Corp.	14,741,000	2,310
	Taiwan Sogo Shin Kong SEC	1,705,000	2,307

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Mercuries Life Insurance Co. Ltd.	4,079,940	2,285
	Cheng Loong Corp.	5,251,600	2,280
	TXC Corp.	1,566,979	2,264
	YungShin Global Holding Corp.	1,234,000	2,263
	ITEQ Corp.	1,950,140	2,252
	WT Microelectronics Co. Ltd.	1,645,824	2,247
	Lien Hwa Industrial Corp.	3,538,767	2,239
*	CMC Magnetics Corp.	14,498,000	2,236
	Namchow Chemical Industrial Co. Ltd.	1,146,000	2,210
	Flytech Technology Co. Ltd.	570,000	2,193
	China Bills Finance Corp.	5,597,000	2,169
*	China Man-Made Fiber Corp.	6,359,000	2,152
*	Shining Building Business Co. Ltd.	2,691,062	2,151
	D-Link Corp.	3,274,000	2,145
	Sercomm Corp.	1,061,000	2,140
*	Taiwan Liposome Co. Ltd.	216,000	2,089
	BES Engineering Corp.	7,922,000	2,081
*	Gintech Energy Corp.	2,016,149	2,075
	Great China Metal Industry	1,589,000	2,065
	Aten International Co. Ltd.	649,000	2,045
	Senao International Co. Ltd.	773,000	2,036
	Ho Tung Chemical Corp.	4,544,715	2,028
	Wah Lee Industrial Corp.	1,054,000	2,018
*	Microbio Co. Ltd.	1,969,907	2,013
	Universal Cement Corp.	2,097,154	2,009
	Shin Zu Shing Co. Ltd.	734,000	1,993
	Hey Song Corp.	1,885,500	1,981
	Taiwan PCB Techvest Co. Ltd.	1,386,153	1,973
	Sigurd Microelectronics Corp.	1,978,000	1,969
	UPC Technology Corp.	4,376,767	1,945
	Kingdom Construction Co.	1,876,000	1,939
	Dynapack International Technology Corp.	743,000	1,938
	Greatek Electronics Inc.	1,632,000	1,933
*	Yieh Phui Enterprise Co. Ltd.	6,195,114	1,915
	Unity Opto Technology Co. Ltd.	1,547,409	1,913
	Everlight Chemical Industrial Corp.	2,078,538	1,909
	Test-Rite International Co. Ltd.	2,641,314	1,897
	Rechi Precision Co. Ltd.	1,746,210	1,877
	Taiwan Paiho Ltd.	1,427,300	1,876
	Kinik Co.	680,000	1,874
	Soft-World International Corp.	535,620	1,860
	Shinkong Textile Co. Ltd.	1,470,000	1,853
*	Taiwan Life Insurance Co. Ltd.	2,407,577	1,852
	Solar Applied Materials Technology Co.	2,065,740	1,836
*	Gigastorage Corp.	1,509,096	1,834
*	Taiwan TEA Corp.	2,946,000	1,827
	CyberTAN Technology Inc.	1,859,000	1,813
	China Metal Products	1,558,082	1,797
	Altek Corp.	1,777,648	1,795
	Sinyi Realty Co.	1,002,400	1,787
	Test Research Inc.	1,059,503	1,778
	Hung Sheng Construction Ltd.	2,690,000	1,744
	Evergreen International Storage & Transport Corp.	2,826,000	1,734
*	Yulon Nissan Motor Co. Ltd.	136,179	1,734
	Mercuries & Associates Ltd.	2,600,641	1,723
	YC INOX Co. Ltd.	1,847,000	1,715
	Gloria Material Technology Corp.	2,087,824	1,694
	Accton Technology Corp.	2,840,800	1,692
*	Nan Ya Printed Circuit Board Corp.	1,196,059	1,689
*	Li Peng Enterprise Co. Ltd.	3,609,494	1,689
	Long Bon International Co. Ltd.	2,702,000	1,680
	Pan-International Industrial Corp.	2,266,658	1,671
	Zeng Hsing Industrial Co. Ltd.	293,000	1,653
	Lealea Enterprise Co. Ltd.	4,631,684	1,627

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Systex Corp.	820,000	1,624
	Federal Corp.	2,250,089	1,608
*	Shihlin Paper Corp.	1,129,000	1,599
	Ambassador Hotel	1,732,000	1,598
*	Via Technologies Inc.	2,197,500	1,582
	G Tech Optoelectronics Corp.	1,380,334	1,580
	KEE TAI Properties Co. Ltd.	2,309,740	1,573
	IEI Integration Corp.	1,091,485	1,570
*	Nan Liu Enterprise Co. Ltd.	278,000	1,566
*	Taiwan Styrene Monomer	2,767,945	1,557
*	King's Town Construction Co. Ltd.	1,845,854	1,541
	Continental Holdings Corp.	4,009,000	1,521
	Genius Electronic Optical Co. Ltd.	442,363	1,521
	Nien Hsing Textile Co. Ltd.	1,536,468	1,516
	Sonix Technology Co. Ltd.	791,000	1,488
*	E-Ton Solar Tech Co. Ltd.	2,403,096	1,486
	Holtek Semiconductor Inc.	825,000	1,486
	Taiflex Scientific Co. Ltd.	759,852	1,477
	Topco Scientific Co. Ltd.	788,410	1,473
	Long Chen Paper Co. Ltd.	3,358,336	1,469
	Taiwan Semiconductor Co. Ltd.	1,326,000	1,463
	GeoVision Inc.	264,990	1,444
	Visual Photonics Epitaxy Co. Ltd.	1,349,750	1,437
	ALI Corp.	1,379,000	1,433
	Taiwan Acceptance Corp.	563,000	1,427
	Elite Material Co. Ltd.	1,584,965	1,417
	Vivotek Inc.	294,000	1,416
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,101,000	1,415
	Elitegroup Computer Systems Co. Ltd.	1,907,740	1,414
	Alpha Networks Inc.	1,765,000	1,400
	Masterlink Securities Corp.	4,277,000	1,397
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	525,000	1,392
	Sincere Navigation Corp.	1,596,000	1,390
	Huang Hsiang Construction Co.	906,000	1,378
	Jentech Precision Industrial Co. Ltd.	407,354	1,371
	OptoTech Corp.	2,835,000	1,369
	Holy Stone Enterprise Co. Ltd.	1,011,500	1,365
*	Toung Loong Textile Manufacturing	475,000	1,360
	Asia Polymer Corp.	1,750,300	1,357
	Zinwell Corp.	1,311,000	1,348
	Quanta Storage Inc.	1,051,000	1,314
*	Chung Hung Steel Corp.	5,051,240	1,304
	CSBC Corp. Taiwan	2,121,100	1,288
	Syncmold Enterprise Corp.	727,000	1,265
	Global Unichip Corp.	454,000	1,265
*	Chunghwa Picture Tubes Ltd.	20,347,351	1,264
	Gemtek Technology Corp.	1,396,564	1,262
	Taiwan Cogeneration Corp.	1,900,550	1,262
	Lite-On Semiconductor Corp.	1,717,000	1,261
	Kuoyang Construction Co. Ltd.	2,469,696	1,256
	Pixart Imaging Inc.	630,711	1,236
	Global Mixed Mode Technology Inc.	391,000	1,232
	HUA ENG Wire & Cable	3,147,000	1,220
	Lingsen Precision Industries Ltd.	1,839,000	1,214
	United Integrated Services Co. Ltd.	1,103,000	1,205
*	Taiwan Land Development Corp.	3,274,155	1,205
	Great Taipei Gas Co. Ltd.	1,522,000	1,193
*	Etron Technology Inc.	2,119,000	1,150
	CHC Healthcare Group	469,333	1,148
	Cyberlink Corp.	372,578	1,145
	Taiwan Sanyo Electric Co. Ltd.	993,750	1,133
	Ability Enterprise Co. Ltd.	1,792,000	1,131
*	HannsTouch Solution Inc.	4,116,000	1,128
	Lotes Co. Ltd.	346,000	1,125

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Asia Optical Co. Inc.	1,122,000	1,120
	Tong-Tai Machine & Tool Co. Ltd.	1,102,306	1,116
	Sitronix Technology Corp.	557,000	1,106
*	Solartech Energy Corp.	1,464,364	1,100
*	Unizyx Holding Corp.	1,982,000	1,100
*	Formosa Epitaxy Inc.	1,913,000	1,099
*	Chia Hsin Cement Corp.	2,080,112	1,092
*	Green Energy Technology Inc.	1,305,405	1,086
*	Walsin Technology Corp.	3,597,954	1,075
	Sampo Corp.	2,789,000	1,073
	Weltrend Semiconductor	1,157,500	1,070
*	Unitech Printed Circuit Board Corp.	2,700,248	1,053
	Getac Technology Corp.	1,932,000	1,030
*	Pan Jit International Inc.	2,242,000	1,020
	Hung Poo Real Estate Development Corp.	1,121,946	1,004
*	Genesis Photonics Inc.	1,477,486	1,000
	China Chemical & Pharmaceutical Co. Ltd.	1,329,000	981
*	Concord Securities Corp.	3,787,219	978
	Infortrend Technology Inc.	1,555,000	976
	Asia Vital Components Co. Ltd.	1,525,148	976
	Chun Yuan Steel	2,266,653	950
	Taiwan Fire & Marine Insurance Co.	1,203,000	935
	Phihong Technology Co. Ltd.	1,381,000	925
*	Sunplus Technology Co. Ltd.	2,415,000	918
*	Eastern Media International Corp.	2,101,195	915
	Darfon Electronics Corp.	1,311,000	912
*	Wafer Works Corp.	1,769,925	906
	Johnson Health Tech Co. Ltd.	364,272	887
	China General Plastics Corp.	1,749,000	884
	Shihlin Electric & Engineering Corp.	709,649	858
	China Electric Manufacturing Corp.	2,005,000	844
	Silitech Technology Corp.	615,100	834
	AV Tech Corp.	303,000	819
*	Newmax Technology Co. Ltd.	369,294	818
	Forhouse Corp.	2,011,000	818
	Microlife Corp.	293,400	796
	WUS Printed Circuit Co. Ltd.	1,456,000	774
	FSP Technology Inc.	716,478	770
	L&K Engineering Co. Ltd.	862,000	769
*	Globe Union Industrial Corp.	1,155,000	764
*	Silicon Integrated Systems Corp.	2,678,000	761
*	Chung Hwa Pulp Corp.	2,533,820	757
*	Tyntek Corp.	2,205,000	744
	Hsin Kuang Steel Co. Ltd.	1,166,000	742
	Tsann Kuen Enterprise Co. Ltd.	521,000	736
	International Games System Co. Ltd.	249,000	711
	Basso Industry Corp.	563,000	700
	ACES Electronic Co. Ltd.	605,000	699
*	Pihsiang Machinery Manufacturing Co. Ltd.	680,000	689
*	Entire Technology Co. Ltd.	603,617	687
	Jess-Link Products Co. Ltd.	727,458	687
*	Champion Building Materials Co. Ltd.	1,918,000	680
	Shih Wei Navigation Co. Ltd.	996,457	671
	ITE Technology Inc.	586,625	645
	Taiyen Biotech Co. Ltd.	753,978	642
*	AGV Products Corp.	2,001,265	631
	Ta Ya Electric Wire & Cable	2,539,950	620
	Bank of Kaohsiung	1,942,393	612
	Young Optics Inc.	306,000	607
	ENG Electric Co. Ltd.	744,135	606
	Chinese Maritime Transport Ltd.	510,000	601
*	TYC Brother Industrial Co. Ltd.	933,000	592
	First Steamship Co. Ltd.	949,000	554
*	Dynamic Electronics Co. Ltd.	1,464,000	550

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Taiwan Navigation Co. Ltd.	747,000	550
	LES Enphants Co. Ltd.	812,461	548
	Sheng Yu Steel Co. Ltd.	715,000	536
*	Microelectronics Technology Inc.	1,003,000	535
	Young Fast Optoelectronics Co. Ltd.	547,143	532
	Taiwan Mask Corp.	1,546,000	528
	National Petroleum Co. Ltd.	576,943	516
	Advanced International Multitech Co. Ltd.	498,000	510
	KYE Systems Corp.	1,178,000	508
	Chinese Gamer International Corp.	246,000	502
*	Gold Circuit Electronics Ltd.	1,777,000	488
*	Global Brands Manufacture Ltd.	1,408,462	474
*	J Touch Corp.	613,000	468
	Sunrex Technology Corp.	942,000	420
*	Giantplus Technology Co. Ltd.	956,000	409
*	Bright Led Electronics Corp.	730,000	381
	O-TA Precision Industry Co. Ltd.	530,000	369
*	Mosel Vitelic Inc.	1,513,000	301
	Avermedia Technologies	699,000	288
	First Hotel	397,924	252
*	Tatung Co. Ltd. GDR	38,879	246
*	Mercuries Life Insurance Co. Ltd. Rights Exp. 05/14/2014	129,330	—
*	ProMOS Technologies Inc.	5,975,000	—
			3,399,399
Thailand (0.5%)
	Advanced Info Service PCL (Foreign)	6,120,100	48,092
	PTT Exploration & Production PCL (Foreign)	6,180,569	30,804
	CP ALL PCL (Foreign)	21,481,570	25,384
*	PTT PCL	2,498,500	24,190
	Siam Cement PCL (Foreign)	1,703,700	23,009
	PTT PCL (Foreign)	2,366,115	22,835
*	Siam Commercial Bank PCL (Local)	4,448,400	22,807
	Siam Commercial Bank PCL (Foreign)	4,402,600	22,232
*	Kasikornbank PCL	3,382,600	20,066
	Kasikornbank PCL (Foreign)	3,267,900	19,901
	Shin Corp. PCL	8,225,100	19,870
	Bangkok Bank PCL (Foreign)	2,699,500	15,788
	Total Access Communication PCL	4,051,200	15,630
	Airports of Thailand PCL (Foreign)	2,205,300	13,639
*	PTT Global Chemical PCL	5,196,300	11,216
*	Central Pattana PCL	7,651,286	10,744
*	Bank of Ayudhya PCL (Local)	8,277,426	9,662
*	PTT Exploration and Production PCL (Local)	1,742,600	8,601
	Big C Supercenter PCL	1,393,500	8,199
	TMB Bank PCL	112,734,300	8,086
	PTT Global Chemical PCL	4,225,236	8,074
	Krung Thai Bank PCL (Foreign)	14,913,137	8,042
*	Charoen Pokphand Foods PCL	9,239,700	7,727
*	Bangkok Dusit Medical Services PCL	15,919,000	7,281
	Thai Oil PCL (Foreign)	4,176,800	6,787
	Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,692
*	Minor International PCL	8,703,500	6,631
*	True Corp. PCL	29,903,600	6,261
*	Bumrungrad Hospital PCL	2,038,900	6,196
	BEC World PCL (Foreign)	2,370,905	6,085
	Glow Energy PCL (Foreign)	2,486,345	5,982
	Thai Union Frozen Products PCL (Foreign)	2,600,700	5,636
*	BEC World PCL	3,241,300	5,491
*	Electricity Generating PCL	1,306,700	5,314
*	Land and Houses PCL	16,762,600	5,144
*	Delta Electronics Thailand PCL	2,841,100	5,019
*	Advanced Info Service PCL (Local)	650,472	4,877
*	Siam City Cement PCL (Local)	396,517	4,737
*	BTS Rail Mass Transit Growth Infrastructure Fund	15,773,224	4,709

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Home Product Center PCL	16,911,867	4,688
*	CP ALL PCL (Local)	3,606,100	4,687
	CPN Retail Growth Leasehold Property Fund	9,190,069	4,380
	BTS Group Holdings PCL	16,765,400	4,334
	BTS Group Holdings PCL	16,254,048	4,202
*	Robinson Department Store PCL	2,682,200	4,195
	Jasmine International PCL	15,089,900	3,783
*	Thanachart Capital PCL	3,478,500	3,745
*	Berli Jucker PCL	2,299,100	3,402
	Ratchaburi Electricity Generating Holding PCL	2,063,500	3,400
*	Banpu PCL (Local)	3,647,100	3,388
*	IRPC PCL	29,142,700	3,318
	IRPC PCL (Foreign)	28,064,000	3,195
	Indorama Ventures PCL	4,205,648	3,101
*	Thaicom PCL	2,393,800	3,002
*	Central Plaza Hotel PCL	3,082,500	2,961
*	Bangkok Land PCL	57,969,200	2,928
*	Hemaraj Land and Development PCL	25,960,200	2,868
*	Indorama Ventures PCL	3,809,400	2,809
*	Krung Thai Bank PCL	4,927,600	2,763
	Bangkok Life Assurance PCL	1,237,100	2,707
*	Siam Global House PCL	6,395,141	2,672
*	Tisco Financial Group PCL	2,120,920	2,612
*	Sino-Thai Engineering & Construction PCL	4,319,242	2,491
	Kiatnakin Bank PCL	1,775,743	2,364
	Banpu PCL	2,537,400	2,284
	Hana Microelectronics PCL (Foreign)	2,059,900	2,211
*	Supalai PCL	3,404,900	2,060
*	TTW PCL	6,920,300	2,013
	Bangkok Expressway PCL (Foreign)	1,876,200	1,989
*	Bangchak Petroleum PCL	2,004,600	1,987
*	Precious Shipping PCL	2,317,400	1,973
*	Thoresen Thai Agencies PCL	3,032,520	1,953
	Pruksa Real Estate PCL	2,710,500	1,916
*	LPN Development PCL	3,266,300	1,762
*	Thai Vegetable Oil PCL	2,334,000	1,726
	VGI Global Media PCL	4,447,040	1,583
*	Sri Trang Agro-Industry PCL	3,435,900	1,574
*	Amata Corp. PCL	3,134,000	1,525
*	Khon Kaen Sugar Industry PCL	3,450,200	1,495
*	Airports of Thailand PCL	247,100	1,492
*	VGI Global Media PCL	4,045,396	1,440
*	Hana Microelectronics PCL	1,437,500	1,434
*	Major Cineplex Group PCL	2,397,200	1,425
*	MBK PCL	2,910,600	1,369
	Bangkok Chain Hospital PCL	5,881,825	1,337
*	Esso Thailand PCL	6,852,200	1,326
*	Jasmine International PCL	5,040,700	1,297
	Quality Houses PCL	12,774,016	1,270
*	WHA Corp. PCL	1,196,250	1,240
*	Dynasty Ceramic PCL	739,400	1,200
*	Samart Corp. PCL	1,792,800	1,144
	Bank of Ayudhya PCL	907,053	1,059
*	TPI Polene PCL	2,684,400	989
	Univentures PCL	4,060,200	988
*	Thai Reinsurance PCL	9,086,100	910
*	Sahaviriya Steel Industries PCL	81,892,600	910
*	Bangkok Life Assurance PCL	402,900	882
*	Quality Houses PCL	8,585,300	869
*	Sansiri PCL (Local)	14,238,100	844
*	Italian-Thai Development PCL	7,424,785	839
*	Thai Airways International PCL (Foreign)	3,415,800	821
*	Cal-Comp Electronics Thailand PCL	10,057,632	803
*	Pruksa Real Estate PCL	1,141,200	793

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	TMB Bank PCL	10,940,300	779
*	Bangkok Dusit Medical Services PCL	1,570,000	721
*	Home Product Center PCL	2,559,544	709
	Siam Global House PCL	2,038,074	708
*	Land and Houses Warrants Expire 12/31/49	3,352,520	663
*	Asian Property Development PCL (Foreign)	3,939,040	661
*	Thai Oil PCL	406,500	657
*	Thai Union Frozen Products PCL	297,100	644
*	Maybank Kim Eng Securities Thailand PCL	756,900	498
*	G J Steel PCL (Local)	265,466,800	492
*	Thoresen Thai Agencies PCL	667,800	428
	Sansiri PCL (Foreign)	7,035,464	417
*	Kiatnakin Bank PCL	310,800	414
*	Saha-Union PCL	346,000	404
*	Thai Stanley Electric PCL	56,000	369
*	TTW PCL	1,127,100	348
	Samart Corp. PCL	810,500	305
*	WHA Corp. PCL	227,700	236
*	Tata Steel Thailand PCL	9,705,600	234
*	AP Thailand PCL	1,321,000	233
*	Bangkok Expressway PCL	179,400	190
*	Univentures PCL	756,000	184
*	Bangkok Chain Hospital PCL	566,900	129
*	Bangkokland PCL Warrants Exp. 05/16/2018	11,922,053	122
*	Italian-Thai Development PCL	955,100	109
*	Thoresen Thai Agencies PCL Warrants Exp. 09/12/2015	281,240	56
*	G Steel PCL	70	—
			646,877
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	11,999,828	44,204
	Akbank TAS	9,336,814	32,779
	BIM Birlesik Magazalar AS	1,283,763	29,717
*	Turkcell Iletisim Hizmetleri AS	4,488,594	26,215
	Turkiye Halk Bankasi AS	3,536,722	23,780
	Haci Omer Sabanci Holding AS (Bearer)	4,607,858	19,508
	Turkiye Is Bankasi	7,675,087	18,151
	KOC Holding AS	3,575,249	16,021
	Tupras Turkiye Petrol Rafinerileri AS	701,157	15,862
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,014,672	14,463
	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,105,346	13,257
	Turkiye Vakiflar Bankasi Tao	5,870,884	12,330
	Eregli Demir ve Celik Fabrikalari TAS	7,779,424	10,825
	Turk Hava Yollari	3,364,452	10,803
	Yapi ve Kredi Bankasi AS	4,894,978	10,234
	Coca-Cola Icecek AS	374,908	8,805
	Turk Telekomunikasyon AS	2,911,012	8,762
	Enka Insaat ve Sanayi AS	2,314,705	7,036
	TAV Havalimanlari Holding AS	838,909	6,736
	Ulker Biskuvi Sanayi AS	876,202	6,715
	Arcelik AS	986,509	6,098
*	Ford Otomotiv Sanayi AS	394,714	4,466
	Tofas Turk Otomobil Fabrikasi AS	708,590	4,349
*	Petkim Petrokimya Holding AS	2,575,890	3,673
*	Asya Katilim Bankasi AS	4,514,105	3,484
*	Gubre Fabrikalari TAS	1,666,716	3,319
	Turkiye Sise ve Cam Fabrikalari AS	2,526,785	3,172
	Turkiye Sinai Kalkinma Bankasi AS	3,474,155	3,156
*	Pegasus Hava Tasimaciligi AS	196,573	2,637
	Koza Altin Isletmeleri AS	241,715	2,424
	Yazicilar Holding AS Class A	258,933	2,365
	Aselsan Elektronik Sanayi Ve Ticaret AS	495,811	2,208
	Aygaz AS	510,185	2,112
	Turk Traktor ve Ziraat Makineleri AS	67,410	1,943
	Aksigorta AS	1,360,714	1,876

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,527,675	1,816
*	Migros Ticaret AS	200,545	1,813
	Tekfen Holding AS	683,255	1,730
*	Sekerbank TAS	1,688,423	1,580
*	Dogan Sirketler Grubu Holding AS	4,390,092	1,502
	Dogus Otomotiv Servis ve Ticaret AS	373,143	1,418
	Cimsa Cimento Sanayi VE Tica	238,004	1,390
*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,143,724	1,380
	Aksa Akrilik Kimya Sanayii	378,122	1,319
	Trakya Cam Sanayii AS	1,073,228	1,224
*	Ipek Dogal Enerji Kaynaklari Ve Uretim AS	924,395	1,173
	Albaraka Turk Katilim Bankasi AS	1,464,185	1,162
*	Dogan Yayin Holding AS	4,656,509	1,129
	Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	1,094
	Bizim Toptan Satis Magazalari AS	113,140	1,074
	Is Gayrimenkul Yatirim Ortakligi AS	1,456,463	955
*	Vakif Gayrimenkul Yatirim Ortakligi AS	271,532	927
	Akfen Holding AS	422,172	886
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	827
	Turcas Petrol AS	603,765	738
	Alarko Holding AS	305,020	703
	Konya Cimento Sanayii AS	5,062	643
*	Akenerji Elektrik Uretim AS	979,512	600
*	Ihlas Holding AS	3,143,110	507
	Anadolu Cam Sanayii AS	545,426	490
*	Vestel Elektronik Sanayi ve Ticaret AS	497,282	447
*	Zorlu Enerji Elektrik Uretim AS	734,556	397
*	Hurriyet Gazetecilik AS	605,721	173
			412,582
United Arab Emirates (0.2%)
*	Emaar Properties PJSC	17,073,870	50,774
	First Gulf Bank PJSC	5,547,664	26,223
*	Arabtec Holding Co.	8,795,802	21,517
	Aldar Properties PJSC	17,969,998	19,717
	DP World Ltd.	945,220	17,498
*	Union National Bank PJSC	6,069,521	11,894
	Dubai Financial Market	9,151,947	9,100
	Dubai Islamic Bank PJSC	3,233,062	5,985
	Dubai Investments PJSC	4,116,790	4,896
	Air Arabia PJSC	13,007,257	4,689
	Waha Capital PJSC	5,390,049	4,418
*	Dana Gas PJSC	18,789,199	4,402
*	Drake & Scull International	6,498,439	2,980
*	Eshraq Properties Co. PJSC	4,085,324	2,741
	RAK Properties PJSC	5,488,704	1,869
	National Central Cooling Co. PJSC	1,794,992	1,162
	Aramex PJSC	733,646	628
*	Islamic Arab Insurance Co.	1,588,866	477
			190,970
United Kingdom (15.6%)
	HSBC Holdings plc	107,594,586	1,099,373
	BP plc	105,455,736	890,385
	Royal Dutch Shell plc Class A	19,669,017	777,608
	GlaxoSmithKline plc	27,780,703	767,605
	British American Tobacco plc	10,797,618	623,515
	Royal Dutch Shell plc Class B	14,014,424	595,073
	Vodafone Group plc	151,804,146	576,348
	AstraZeneca plc	7,128,142	562,664
	Diageo plc	14,392,313	440,983
*	Lloyds Banking Group plc	308,848,961	393,853
	BG Group plc	19,447,137	393,407
	Barclays plc	91,859,655	392,250
	BHP Billiton plc	12,068,690	391,807
	Rio Tinto plc	7,129,160	387,601

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

		Market
		Value
	Shares	($000)
Prudential plc	14,580,661	335,201
Unilever plc	6,893,844	308,387
National Grid plc	21,313,218	302,934
Reckitt Benckiser Group plc	3,686,308	297,584
Glencore Xstrata plc	54,961,141	296,561
SABMiller plc	5,401,937	294,144
BT Group plc	44,992,407	280,875
Standard Chartered plc	11,297,877	244,684
Imperial Tobacco Group plc	5,505,686	237,928
Tesco plc	45,915,389	227,464
Anglo American plc London Shares	7,462,652	199,502
Shire plc	3,358,949	192,107
Rolls-Royce Holdings plc	10,690,948	189,900
WPP plc	7,635,945	164,645
Compass Group plc	10,271,411	163,615
Centrica plc	29,050,073	162,015
Aviva plc	16,818,774	149,887
SSE plc	5,474,048	141,158
BAE Systems plc	18,255,897	123,511
ARM Holdings plc	7,980,443	120,787
CRH plc	4,145,770	120,700
Legal & General Group plc	33,485,133	119,870
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,821,658	111,620
Experian plc	5,772,751	110,994
Associated British Foods plc	1,992,618	100,051
Reed Elsevier plc	6,684,952	98,588
Kingfisher plc	13,544,009	95,844
Old Mutual plc	27,946,029	94,461
Next plc	851,116	93,898
Wolseley plc	1,508,889	87,433
Pearson plc	4,644,832	87,101
Standard Life plc	13,440,278	86,892
British Sky Broadcasting Group plc	5,488,012	81,678
Land Securities Group plc	4,495,232	80,754
Smith & Nephew plc	5,124,724	79,912
Tullow Oil plc	5,170,899	76,920
Whitbread plc	1,029,509	71,012
Marks & Spencer Group plc	9,308,060	69,591
Capita plc	3,756,098	68,878
British Land Co. plc	5,706,570	66,670
ITV plc	21,371,585	65,742
Johnson Matthey plc	1,171,129	64,788
Burberry Group plc	2,533,219	63,621
* Royal Bank of Scotland Group plc	11,987,169	60,733
GKN plc	9,299,037	60,454
Babcock International Group plc	2,837,180	57,266
Weir Group plc	1,213,052	55,179
Bunzl plc	1,895,843	54,017
United Utilities Group plc	3,899,881	52,458
Smiths Group plc	2,244,219	50,661
InterContinental Hotels Group plc	1,478,001	50,514
RSA Insurance Group plc	28,756,823	47,749
J Sainsbury plc	7,991,697	45,336
Intertek Group plc	919,662	45,302
Sage Group plc	6,279,699	45,299
Ashtead Group plc	2,876,972	42,626
Severn Trent plc	1,361,912	42,453
Randgold Resources Ltd.	524,738	42,181
WM Morrison Supermarkets plc	12,383,132	42,037
Carnival plc	1,041,679	41,646
Travis Perkins plc	1,408,299	40,659
Aberdeen Asset Management plc	5,412,410	40,033
IMI plc	1,559,950	39,565
* International Consolidated Airlines Group SA (London Shares)	5,739,346	39,252

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Resolution Ltd.	7,765,447	39,176
	Hammerson plc	4,042,370	39,014
*	Persimmon plc	1,729,262	38,376
	Aggreko plc	1,437,024	38,354
	St. James's Place plc	2,901,539	37,815
	Rexam plc	4,505,296	37,773
	Meggitt plc	4,540,604	36,625
	Petrofac Ltd.	1,475,838	36,221
	Direct Line Insurance Group plc	8,551,575	36,179
	G4S plc	8,882,418	35,463
	AMEC plc	1,697,219	35,447
	3i Group plc	5,493,595	35,288
	Mondi plc	2,098,854	34,892
	Barratt Developments plc	5,572,385	34,851
	easyJet plc	1,235,767	34,194
	Croda International plc	770,714	33,568
	Taylor Wimpey plc	18,416,494	32,753
	Cobham plc	6,158,521	32,129
	Tate & Lyle plc	2,662,193	31,560
	London Stock Exchange Group plc	1,014,337	31,086
	Inmarsat plc	2,436,948	29,986
	Melrose Industries plc	6,127,557	29,591
	William Hill plc	4,931,093	29,548
	Inchcape plc	2,632,320	28,596
	Coca-Cola HBC AG	1,126,952	28,560
	DS Smith plc	5,304,095	28,266
	Informa plc	3,430,689	28,017
	Berkeley Group Holdings plc	719,591	27,922
	Schroders plc (Voting Shares)	644,953	27,892
	John Wood Group plc	2,068,908	27,433
	Antofagasta plc	2,032,903	27,093
	Pennon Group plc	2,112,741	27,047
	Provident Financial plc	790,700	26,585
	Admiral Group plc	1,122,643	26,512
	Drax Group plc	2,289,861	25,633
	Spectris plc	677,905	25,508
	Investec plc	2,875,680	25,375
	Henderson Group plc	5,956,285	25,306
	Segro plc	4,248,008	25,142
	DCC plc	480,862	24,656
	Intu Properties plc	4,978,089	24,593
	Hargreaves Lansdown plc	1,241,671	24,580
*	Thomas Cook Group plc	8,289,327	24,504
	Derwent London plc	522,684	24,045
	IG Group Holdings plc	2,084,076	22,412
	Rightmove plc	546,903	22,281
	Rotork plc	492,530	21,601
	Amlin plc	2,851,394	21,559
	ICAP plc	3,059,622	21,433
*	Hiscox Ltd.	1,792,614	21,387
	Capital & Counties Properties plc	3,745,894	21,130
	Spirax-Sarco Engineering plc	427,466	20,955
	Great Portland Estates plc	1,971,755	20,906
	TUI Travel plc	2,878,613	20,822
	Daily Mail & General Trust plc	1,506,484	20,766
	Rentokil Initial plc	10,301,226	20,757
	Booker Group plc	8,292,357	20,628
	Hays plc	8,015,862	20,450
	Halma plc	2,142,703	20,358
	Hikma Pharmaceuticals plc	767,147	20,132
	Close Brothers Group plc	844,205	19,941
	Howden Joinery Group plc	3,575,905	19,687
	Balfour Beatty plc	3,953,472	18,776
	Greene King plc	1,238,568	18,647

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	BTG plc	2,063,154	18,552
	Essentra plc	1,325,335	17,977
	Premier Oil plc	3,017,339	17,278
	Catlin Group Ltd.	1,933,180	17,266
	Berendsen plc	986,032	17,232
	Intermediate Capital Group plc	2,287,720	17,171
	Bellway plc	689,269	16,786
*	Afren plc	6,216,987	16,514
	Britvic plc	1,341,966	16,436
	Serco Group plc	2,838,535	16,179
	Shaftesbury plc	1,444,428	16,150
	Home Retail Group plc	4,672,852	16,146
*	Sports Direct International plc	1,197,490	15,879
*	Dixons Retail plc	20,835,724	15,847
	Man Group plc	9,353,099	15,609
	Jupiter Fund Management plc	2,371,152	15,582
	Carillion plc	2,465,763	15,425
	UBM plc	1,386,100	15,419
	Stagecoach Group plc	2,424,118	15,201
*	Firstgroup plc	6,849,121	14,967
	AZ Electronic Materials SA	2,180,699	14,844
	TalkTalk Telecom Group plc	3,019,679	14,634
	Victrex plc	461,640	14,535
	BBA Aviation plc	2,749,413	14,425
	Telecity Group plc	1,156,044	14,021
	Fresnillo plc	961,923	13,871
*	Ocado Group plc	2,413,363	13,738
	Michael Page International plc	1,728,838	13,732
	Phoenix Group Holdings	1,190,185	13,725
	Ladbrokes plc	5,269,333	13,664
	Bodycote plc	1,094,711	13,508
	QinetiQ Group plc	3,726,342	13,276
*	Genel Energy plc	807,432	13,221
^	Ashmore Group plc	2,216,394	13,165
	International Personal Finance plc	1,376,331	13,017
	Aveva Group plc	363,930	12,976
	Cable & Wireless Communications plc	14,507,618	12,956
*	Ophir Energy plc	2,901,554	12,926
	Regus plc	3,599,254	12,728
	Jardine Lloyd Thompson Group plc	701,036	12,510
	WS Atkins plc	572,992	12,427
	WH Smith plc	669,032	12,408
	Electrocomponents plc	2,506,086	12,354
	Lancashire Holdings Ltd.	1,041,969	12,320
	Playtech plc	1,090,254	12,305
	Beazley plc	2,961,047	12,284
	Elementis plc	2,613,500	12,269
	Grafton Group plc	1,234,571	12,143
	Restaurant Group plc	1,146,694	12,108
	Polyus Gold International Ltd.	3,804,553	11,891
*	Lonmin plc	2,439,534	11,704
	Senior plc	2,358,953	11,401
	National Express Group plc	2,407,999	11,360
	Ultra Electronics Holdings plc	395,335	11,336
	Mitie Group plc	2,104,067	11,334
	Hunting plc	782,940	11,209
	Vesuvius plc	1,563,150	11,026
	Pace plc	1,780,498	10,972
	Carphone Warehouse Group plc	2,105,477	10,967
	Polymetal International plc	1,125,035	10,774
	Paragon Group of Cos. plc	1,757,194	10,632
*	Cairn Energy plc	3,388,739	10,555
	Micro Focus International plc	798,098	10,467
	SIG plc	3,211,731	10,409

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
	Bovis Homes Group plc	770,201	10,300
	Greencore Group plc	2,306,377	10,187
*	Mitchells & Butlers plc	1,329,471	9,905
	RPC Group plc	948,834	9,616
*	EnQuest plc	4,092,244	9,498
	Debenhams plc	6,943,422	9,430
	Galliford Try plc	461,975	9,299
^	Vedanta Resources plc	579,377	9,278
	Schroders plc	281,404	9,272
	Soco International plc	1,260,539	9,213
	Morgan Advanced Materials plc	1,624,150	9,193
	CSR plc	945,575	9,188
	Interserve plc	818,528	9,173
	Telecom Plus plc	343,812	9,001
*	SVG Capital plc	1,252,937	8,998
	Homeserve plc	1,559,426	8,896
	Bwin.Party Digital Entertainment plc	4,058,852	8,737
	Countrywide plc	869,811	8,687
	Betfair Group plc	525,429	8,582
	Rathbone Brothers plc	261,940	8,570
	Halfords Group plc	1,131,945	8,494
	Kier Group plc	301,209	8,466
	Marston's plc	3,403,727	8,463
	Grainger plc	2,341,004	8,448
	Domino Printing Sciences plc	629,109	8,240
	UDG Healthcare plc	1,354,258	8,202
	Go-Ahead Group plc	245,859	8,199
	Dunelm Group plc	515,997	8,170
	Fidessa Group plc	214,951	8,146
	Brewin Dolphin Holdings plc	1,488,311	8,119
	Millennium & Copthorne Hotels plc	857,462	8,050
	De La Rue plc	575,589	7,976
	Unite Group plc	1,097,518	7,837
	Premier Farnell plc	2,078,175	7,818
	Londonmetric Property plc	3,328,256	7,774
	Moneysupermarket.com Group plc	2,517,179	7,765
	Fenner plc	1,108,252	7,754
	N Brown Group plc	865,570	7,502
	J D Wetherspoon plc	514,902	7,336
*	Dignity plc	303,261	7,332
	Crest Nicholson Holdings plc	1,238,611	7,290
	Diploma plc	640,312	7,146
^	APR Energy plc	530,507	7,123
	Savills plc	702,555	7,117
	Laird plc	1,512,022	7,106
*	Enterprise Inns plc	2,938,124	6,782
	Synthomer plc	1,520,976	6,780
	Kentz Corp. Ltd.	552,166	6,728
	Alent plc	1,245,846	6,704
	Keller Group plc	396,478	6,689
	Synergy Health plc	318,262	6,670
	Domino's Pizza Group plc	766,066	6,656
	Northgate plc	760,093	6,654
	Oxford Instruments plc	304,083	6,626
	F&C Asset Management plc	3,252,375	6,563
*	Centamin plc	5,942,818	6,495
	Tullett Prebon plc	1,204,964	6,477
	Bank of Georgia Holdings plc	146,524	6,445
	Renishaw plc	207,041	6,368
	Hansteen Holdings plc	3,644,252	6,345
	Big Yellow Group plc	728,540	6,333
	RPS Group plc	1,254,189	6,273
	Dairy Crest Group plc	785,586	6,129
	Cineworld Group plc	1,116,281	6,088

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

			Market
			Value
		Shares	($000)
*	Petra Diamonds Ltd.	2,193,850	6,052
	ST Modwen Properties plc	957,578	6,013
	Redrow plc	1,240,811	6,005
*	Heritage Oil plc	1,116,595	5,961
*	Kazakhmys plc	1,466,443	5,909
	esure Group plc	1,386,049	5,899
	Genus plc	341,540	5,841
	Foxtons Group plc	1,083,440	5,826
	Workspace Group plc	599,613	5,811
	Spirent Communications plc	3,605,873	5,805
*	Xaar plc	434,338	5,786
	Dechra Pharmaceuticals plc	492,776	5,740
	F&C Commercial Property Trust Ltd.	2,842,601	5,738
	Cranswick plc	278,033	5,615
*	Entertainment One Ltd.	1,108,766	5,545
	ITE Group plc	1,379,718	5,366
	Darty plc	3,067,550	5,317
	Greggs plc	574,824	5,199
	Spirit Pub Co. plc	3,838,659	5,089
	Computacenter plc	439,954	4,843
	Kcom Group plc	2,953,367	4,698
*	Evraz plc	2,871,112	4,683
	Ted Baker plc	149,393	4,669
	Chemring Group plc	1,126,491	4,264
^	Redefine International PLC	4,523,603	4,241
^	Stobart Group Ltd.	1,767,717	4,093
*	SuperGroup plc	180,172	4,050
*	Colt Group SA	1,815,194	4,017
	Al Noor Hospitals Group plc	235,129	3,963
*,^	Imagination Technologies Group plc	1,168,538	3,888
	Shanks Group plc	2,249,792	3,884
*,^	Premier Foods plc	3,897,475	3,788
	Xchanging plc	1,383,340	3,721
	African Barrick Gold plc	855,678	3,590
	Helical Bar plc	582,807	3,576
	Chesnara plc	638,147	3,545
	Cape plc	693,728	3,518
*	Kenmare Resources plc	16,177,004	3,420
	Smiths News plc	1,099,173	3,341
	Devro plc	933,518	3,333
*	Salamander Energy plc	1,424,994	3,228
	UK Commercial Property Trust Ltd.	2,288,212	3,131
	Development Securities plc	707,287	2,906
	Morgan Sindall Group plc	213,833	2,859
	Schroder REIT Ltd.	3,009,997	2,719
	Speedy Hire plc	2,854,351	2,718
^	Hochschild Mining plc	968,492	2,703
*	Lamprell plc	1,008,892	2,616
*	NMC Health plc	350,965	2,610
	SDL plc	465,924	2,374
	Daejan Holdings plc	28,414	2,242
	Picton Property Income Ltd.	2,077,012	2,166
	Mucklow A & J Group plc	275,446	2,096
	888 Holdings plc	819,803	2,036
	Ferrexpo plc	789,292	1,947
*	Essar Energy plc	1,634,413	1,855
*	Partnership Assurance Group plc	808,221	1,801
	Anglo Pacific Group plc	555,960	1,790
*	Gem Diamonds Ltd.	600,356	1,684
*	Asia Resource Minerals plc	491,987	1,572
	WPP plc ADR	12,807	1,382
*	Mothercare plc	412,384	1,303
*,^	Aquarius Platinum Ltd.	2,431,525	885
*	Aquarius Platinum Rights Expire 05/14/2014	4,863,050	608

Vanguard® Total International Stock Index Fund
Schedule of Investments
April 30, 2014

					Market
					Value
				Shares	($000)
*,^	New World Resources plc			573,090	375

					19,109,273

Total Common Stocks (Cost $105,874,101)					121,966,379

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.8%)[1]
Money Market Fund (4.7%)
4,5	Vanguard Market Liquidity Fund	0.124%		5,771,735,591	5,771,736

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
6,7	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	8,200	8,200
6,7	Federal Home Loan Bank Discount Notes	0.077%	6/13/14	13,000	12,999
6,7	Federal Home Loan Bank Discount Notes	0.074%	6/18/14	10,000	9,998
6,7	Federal Home Loan Bank Discount Notes	0.065%	6/27/14	3,600	3,600
6,7	Federal Home Loan Bank Discount Notes	0.060%	7/7/14	10,000	9,999
6,7	Federal Home Loan Bank Discount Notes	0.060%	7/9/14	9,000	8,999
6,7	Federal Home Loan Bank Discount Notes	0.093%	7/18/14	3,000	2,999

					56,794

Total Temporary Cash Investments (Cost $5,828,530) [1]					5,828,530
Total Investments (104.1%) (Cost $111,702,631)					127,794,909
Other Assets and Liabilities—Net (-4.1%)[6]					(4,980,227)
Net Assets (100%)					122,814,682

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,986,402,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 4.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate value of these securities was $34,424,000.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $5,267,518,000 of collateral received for securities on loan.
6 Securities with a value of $50,295,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

© 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA1132 062014

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 19, 2014

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 19, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.